AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 10, 2003
-------------------------------------------------------------------------------
                                                           FILE NO. 033-91914
                                                                    811-07632

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 14

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                AMENDMENT NO. 20

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:


      KENNETH I. OMURA, ESQUIRE           JOSEPH P. RATH, ESQUIRE
      3100 SANDERS ROAD                   3100 SANDERS ROAD
      SUITE 500                           SUITE 500
      NORTHBROOK, IL 60062                NORTHBROOK, IL 60062

            Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life and Annuity Company Variable Annuity Account under deferred variable annuity contracts.

THE STI CLASSIC VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE., VERNON HILLS, IL 60061
TELEPHONE NUMBER: 1-800-755-5275
PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("GLENBROOK LIFE") is offering the STI Classic Variable Annuity, an individual flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 42 "INVESTMENT ALTERNATIVES". The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 39 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the portfolios ("PORTFOLIOS") of the following underlying mutual funds ("FUNDS")

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES                   MFS(R) VARIABLE INSURANCE TRUST/SM/
FEDERATED INSURANCE SERIES                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY(R) VARIABLE INSURANCE PRODUCTS                          PUTNAM VARIABLE TRUST (CLASS IB)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST             STI CLASSIC VARIABLE TRUST


WE (Glenbrook Life) have filed a Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 51 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS
                IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.





                                        1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                 3
--------------------------------------------------------------------------------
  The Contract at a Glance        4
--------------------------------------------------------------------------------
  How the Contract Works          6
--------------------------------------------------------------------------------
  Expense Table                   7
--------------------------------------------------------------------------------
  Financial Information           9
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                    9
--------------------------------------------------------------------------------
  Purchases                       10
--------------------------------------------------------------------------------
  Contract Value                  11
--------------------------------------------------------------------------------
  Investment Alternatives         12
--------------------------------------------------------------------------------
     The Variable Sub-Accounts    12
--------------------------------------------------------------------------------
  The Fixed Account Options       14
--------------------------------------------------------------------------------
  Transfers                       16
--------------------------------------------------------------------------------
  Expenses                        18
--------------------------------------------------------------------------------
  Access To Your Money            20
--------------------------------------------------------------------------------
  Income Payments                20
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Death Benefits                  22
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:              25
--------------------------------------------------------------------------------
     Glenbrook Life               25
--------------------------------------------------------------------------------
     The Variable Account         26
--------------------------------------------------------------------------------
     The Portfolios               26
--------------------------------------------------------------------------------
     The Contract                 27
--------------------------------------------------------------------------------
     Qualified Plans              27
--------------------------------------------------------------------------------
     Legal Matters                27
--------------------------------------------------------------------------------
  Taxes                           28
--------------------------------------------------------------------------------
  Annual Reports and Other Documents 33
--------------------------------------------------------------------------------
  Performance Information         34
--------------------------------------------------------------------------------
  Experts                         34
--------------------------------------------------------------------------------
APPENDIX A- ACCUMULATION UNIT VALUES 35
--------------------------------------------------------------------------------
APPENDIX B- MARKET VALUE ADJUSTMENT 49
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS 51
--------------------------------------------------------------------------------


                                        2 PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                 PAGE

--------------------------------------------------------------------------------
Accumulation Phase               6
--------------------------------------------------------------------------------
Accumulation Unit                 11
--------------------------------------------------------------------------------
Accumulation Unit Value           11
--------------------------------------------------------------------------------
Anniversary Values               23
--------------------------------------------------------------------------------
Annuitant                         9
--------------------------------------------------------------------------------
Automatic Additions Program      10
--------------------------------------------------------------------------------
Automatic Portfolio Rebalancing Program 17
--------------------------------------------------------------------------------
Beneficiary                      9
--------------------------------------------------------------------------------
Cancellation Period               11
--------------------------------------------------------------------------------
Contract                         9
--------------------------------------------------------------------------------
Contract Anniversary             5
--------------------------------------------------------------------------------
Contract Owner ("You")            9
--------------------------------------------------------------------------------
Contract Value                   5
--------------------------------------------------------------------------------
Contract Year                    5
--------------------------------------------------------------------------------
Death Benefit Anniversary         22
--------------------------------------------------------------------------------
Dollar Cost Averaging Program    17
--------------------------------------------------------------------------------
Due Proof of Death                22
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider      23
--------------------------------------------------------------------------------

                                 PAGE
--------------------------------------------------------------------------------
Fixed Account Options            14
--------------------------------------------------------------------------------
Free Withdrawal Amount            18
--------------------------------------------------------------------------------
Glenbrook Life ("We" or "Us")     25
--------------------------------------------------------------------------------
Guarantee Periods                 14
--------------------------------------------------------------------------------
Income Plan                      21
--------------------------------------------------------------------------------
Investment Alternatives          12
--------------------------------------------------------------------------------
Issue Date                       6
--------------------------------------------------------------------------------
Market Value Adjustment           16
--------------------------------------------------------------------------------
Payout Phase                     6
--------------------------------------------------------------------------------
Payout Start Date                20
--------------------------------------------------------------------------------
Portfolios                       12
--------------------------------------------------------------------------------
SEC                               34
--------------------------------------------------------------------------------
Settlement Value                 23
--------------------------------------------------------------------------------
Systematic Withdrawal Program     20
--------------------------------------------------------------------------------
Valuation Date                    11
--------------------------------------------------------------------------------
Variable Account                  26
--------------------------------------------------------------------------------
Variable Sub-Account             12
--------------------------------------------------------------------------------


                                        3 PROSPECTUS

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE                PAYMENTS You can purchase a Contract with as little as
                        $3,000 ($2,000 for "QUALIFIED CONTRACTS," which are
                        Contracts issued within QUALIFIED PLANS). You can add to
                        your Contract as often and as much as you like, but each
                        payment must be at least $50.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation, we will
                        return your purchase payments adjusted, to the extent
                        applicable law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account, including the deduction of mortality and
                        expense risk charges and administrative expense
                        charges.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        .Total Variable Account annual fees equal to 1.35% of
                          average daily net assets (1.45% if you select the ENHANCED DEATH BENEFIT RIDER)

                        .Annual contract maintenance charge of $30 (with certain
                          exceptions)

                        .Withdrawal charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Portfolio pays expenses that you will
                        bear indirectly if you invest in a Variable Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 42 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .39 Variable Sub-Accounts investing in Portfolios
                          offering professional money management by investment advisers:

                        . A I M Advisors, Inc.

                        . Federated Investment Management Company

                        . Fidelity Management & Research Company

                        . Franklin Advisers, Inc.

                        . MFS Investment Management(R)

                        . Oppenheimer Funds, Inc.

                        . Putnam Investment Management, Inc.

                        . Templeton Global Advisors Limited

                        . Trusco Capital Management, Inc.

                        To find out current rates being paid on the Fixed
                        Account Options or how the Variable Sub-Accounts have
                        performed, call us at 1-800-755-5275.
-------------------------------------------------------------------------------
SPECIAL SERVICES For your convenience, we offer these special services:

                        . AUTOMATIC ADDITIONS PROGRAM

                        . AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM


                                 4 PROSPECTUS


-------------------------------------------------------------------------------
INCOME                  PAYMENTS You can choose fixed income payments, variable
                        income payments, or a combination of the two. You can
                        receive your income payments in one of the following
                        ways:

                        . life income with guaranteed payments

                        .a "joint and survivor" life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------
DEATH                   BENEFITS If you die before the PAYOUT START DATE we will
                        pay the death benefit described in the Contract. We
                        offer an Enhanced Death Benefit Rider to owners of
                        Contracts issued on or after May 1, 1997.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions. No minimum
                        applies to the amount you transfer. We do not currently
                        impose a fee upon transfers. However, we reserve the
                        right to charge $10 per transfer after the 12th
                        transfer in each "CONTRACT YEAR," which we measure from
                        the date we issue your Contract or a Contract
                        anniversary ("CONTRACT ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. Full or partial
                        withdrawals are available under limited circumstances on
                        or after the Payout Start Date.

                        In general, you must withdraw at least $50 at a time.
                        Withdrawals taken prior to annuitization (referred to in
                        this prospectus as the Payout Phase) are generally
                        considered to come from the earnings in the Contract
                        first. If the Contract is tax-qualified, generally all
                        withdrawals are treated as distributions of earnings.
                         Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 591/2 , may be subject to an
                        additional 10% federal tax penalty. A withdrawal charge
                        and MARKET VALUE ADJUSTMENT also may apply.
-------------------------------------------------------------------------------

                                  5 PROSPECTUS

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 42 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/ or Fixed Account Options. If you invest in any of the 3 Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options ("INCOME PLANS") described on page
21. You receive income payments during the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>

You buy    You save for retirement              You elect to receive    You can receive    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-755-5275 if you have any question about how the Contract works.


                                        6 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Portfolios.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received Payment       0    1    2    3    4    5    6     7+
 Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   6%   5%   4%   3%   2%   1%    0%
-------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                   $30.00**
-------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10.00***
-------------------------------------------------------------------------------------------------


  *
   Each Contract Year, you may withdraw up to 10% of the Contract Value on the date of the first withdrawal that Year without incurring a withdrawal charge. However, any applicable Market Value Adjustment determined as of the date of withdrawal will apply.

  ** We will waive this charge in certain cases. See "Expenses."

  *** Applies solely to the thirteenth and subsequent transfers within a Contract Year. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE
DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

Mortality and Expense Risk Charge                                        1.25%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.35%
-------------------------------------------------------------------------------





WITH THE ENHANCED DEATH BENEFIT*

Mortality and Expense Risk Charge                                        1.35%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.45%
-------------------------------------------------------------------------------


  *The Enhanced Death Benefit Rider was available for Contracts issued on or after May 1, 1997.


PORTFOLIO ANNUAL EXPENSES
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
--------------------------------------------------------------------------------
                                  Minimum                     Maximum
--------------------------------------------------------------------------------
Total Annual Portfolio              0.33%                        2.58%
Operating
Expenses/(1)/ (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.




                                        7 PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Enhanced Death Benefit Rider (with total Variable Account expenses of 1.45%)

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT

                                      1Year           3Years          5Years          10Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual        $983          $1,695          $2,418           $4,538
Portfolio Expenses
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual        $751          $1,010          $1,293           $2,381
Portfolio Expenses
--------------------------------------------------------------------------------------------------

..


EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                            1Year           3Years          5Years          10Years
----------------------------------------------------------------------------------------
Costs Based on Maximum     $443          $1,336          $2,239           $4,538
Annual Portfolio
Expenses
----------------------------------------------------------------------------------------
Costs Based on Minimum     $212          $  653          $1,116           $2,381
Annual Portfolio
Expenses
----------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 1.35%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.10%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30. IF THE ENHANCED DEATH BENEFIT RIDER WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.


                                        8 PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The STI Classic Variable Annuity is a contract between you, the Contract Owner, and Glenbrook Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your purchase payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural Person. If the Owner is a Grantor Trust, the Owner will be considered a non-natural person for purposes of the Death of Owner and Death of Annuitant provisions of your Conract. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 85 as of the date we receive the completed application.

Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 27.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application. The Annuitant must be a natural person. If the Contract Owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. You may designate a joint Annuitant, prior to the Payout Start Date, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

(i) the youngest Contract Owner; otherwise,

(ii) the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person selected by the Contract Owner to receive the death benefits or become the new Contract Owner, subject to the "Death of Owner" section of the Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiaries will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the Beneficiary(ies) who is first entitled to receive benefits under the Contract upon the death of the sole surviving Contract Owner. The contingent Beneficiary is the Beneficiary(ies) entitled to receive benefits under the Contract when all primary Beneficiaries predecease the sole surviving Contract Owner.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is


                                        9 PROSPECTUS
subject to any payment we make or other action we take before we accept the change.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each change is subject to any payment made by us or any other action we take before we accept the change.

If no named Beneficiary is a natural person or if you did not name a Beneficiary, the Beneficiary will be:

.. your spouse or, if he or she is no longer living,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases you, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If more than one Beneficiary shares in the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective proceeds. Each Beneficiary will exercise all rights related to his or her share, including the sole right to select an Income Plan, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Income Plan chosen by the original Beneficiary.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the investment alternatives are subject to investment risk.


MODIFICATION OF THE CONTRACT
Only a Glenbrook Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
No owner has a right to asign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH YOUR ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $3,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $50 or more. You may make purchase payments at any time prior to the earlier of the Payout Start Date or your 86th birthday. We reserve the right to limit the maximum amount of purchase payments we will accept. We reserve the right to reject any application in our sole discretion.


AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments by automatically transferring money from your bank account. Please call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to credit your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit availability of the investment alternatives. We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is


                                       10 PROSPECTUS
incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel the Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or a longer period should your state require it. You may return your Contract by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent applicable federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If this Contract is qualified under Section 408 of the Internal Revenue Code, we will refund the greater of any purchase payments or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider described on page 23.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.


                                       11 PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 39 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the accompanying prospectus for the Portfolio. You should carefully review the Portfolio prospectuses before allocating amounts to the Variable Sub-Accounts.


PORTFOLIO:              EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES*
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund  To achieve as high a total
                        return as possible,
                        consistent with preservation
                        of capital
-------------------------------------------------------
AIM V.I. Capital        Growth of capital
Appreciation Fund                                      AIM ADVISORS, INC.
-------------------------------------------------------
AIM V.I. Core Equity    Growth of capital
Fund
-------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
-------------------------------------------------------
AIM V.I. High Yield     A high level of current
                        income                         ------------------------
-------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital;
Equity Fund             Income is a secondary
                        objective
-------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated VIP Prime     Current income consistent      FEDERATED INVESTMENT
Money Fund II           with the Federated stability   MANAGEMENT COMPANY
                           of principal and liquidity
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP            Long-term capital
Contrafund(R)           appreciation
Portfolio
-------------------------------------------------------
Fidelity VIP
Equity-Income           Reasonable income
Portfolio
-------------------------------------------------------
Fidelity VIP Growth     Capital appreciation           FIDELITY MANAGEMENT &
Portfolio                                              RESEARCH COMPANY
-------------------------------------------------------
Fidelity VIP High       High level of current income
Income Portfolio        while also considering growth
                        of capital
-------------------------------------------------------
                        Investment results that
                        correspond to the total
                        return of common stocks
                        publicly traded in the United
Fidelity VIP Index 500  States, as represented by the
Portfolio               Standard & Poor's 500/SM/      ------------------------
                        Index (S&P 500(R))
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital
Portfolio
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------
                        High current income,
                          consistent with preservation
Templeton Global        of capital. Capital
Income Securities       appreciation is a secondary    FRANKLIN ADVISERS, INC.
                        consideration.
-------------------------------------------------------------------------------
Templeton Growth        Long-term capital growth       TEMPLETON GLOBAL
Securities Fund                                        ADVISORS LIMITED
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
Series
-------------------------------------------------------
                        Long-term growth of capital    MFS INVESTMENT
MFS Investors Trust     with a secondary objective to  MANAGEMENT(R)
Series                  seek reasonable current
                        income
-------------------------------------------------------
MFS New Discovery       Capital appreciation
Series
-------------------------------------------------------------------------------
MFS Research Series     Long-term growth of capital
                        and future income
-------------------------------------------------------
MFS Utilities Series    Capital growth and current
                        income
-------------------------------------------------------------------------------
                                12   PROSPECTUS



OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive  Capital appreciation
Growth Fund/VA
-------------------------------------------------------
                          Seeks capital appreciation by
Oppenheimer Capital     investing in securities of
Appreciation Fund/VA    well-known, established
                        companies.
-------------------------------------------------------
Oppenheimer Global      Long-term capital
Securities Fund/VA      appreciation                   OPPENHEIMER FUNDS, INC.
-------------------------------------------------------
                        High total return, which
                          includes growth in the value
Oppenheimer Main        of its shares as well as
Street Fund/VA**        current income, from equity
                        and debt securities
-------------------------------------------------------
                        A high total investment
                          return which includes current
Oppenheimer Multiple    income and capital
Strategies Fund/VA      appreciation in the value of   ------------------------
                        its shares.
-------------------------------------------------------
Oppenheimer Strategic   High level of current income
Bond Fund/VA
-------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT Diversified High current income Income Fund - Class IB consistent with capital
                        preservation
-------------------------------------------------------
Putnam VT Growth and Capital growth and current Income Fund - Class IB income
-------------------------------------------------------
Putnam VT Growth PUTNAM INVESTMENT Opportunities Fund - Capital appreciation
MANAGEMENT, INC.
Class IB
-------------------------------------------------------
Putnam VT Health
Sciences Fund - Class   Capital appreciation
IB
-------------------------------------------------------
Putnam VT New Value     Long-term capital
Fund - Class IB         appreciation
-------------------------------------------------------
Putnam VT Discovery
Growth Fund-Class       Long-term growth of capital
IB***
-------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST
-------------------------------------------------------------------------------
STI Capital             Capital appreciation
Appreciation Fund
-------------------------------------------------------
                        Long-term capital
STI Growth and Income   appreciation with the
Fund                    secondary goal of current
                        income
-------------------------------------------------------
STI International       Long-term capital
Equity Fund             appreciation                   TRUSCO CAPITAL
-------------------------------------------------------MANAGEMENT, INC.
                            High total return through
                           current income and capital
STI Investment Grade    appreciation, while
Bond Fund               preserving the principal
                        amount invested
-------------------------------------------------------
STI Mid-Cap Equity      Capital appreciation
Fund
-------------------------------------------------------
STI Small Cap Value     Capital appreciation with the
Equity Fund             secondary goal of current      ------------------------
                        income
-------------------------------------------------------
STI Value Income Stock  Current income with the
Fund                    secondary goal of capital
                        appreciation
-------------------------------------------------------



* A portfolio's investment objective(s) may be changed by the Fund's Board of Trustees without shareholder approval.

**Effective May 1, 2003, the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

***Effective May 1, 2003, the Putnam VT Voyager II Fund changed its name to
   Putnam VT Discovery Growth Fund.

VARIABLE INSURANCE PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE GREATER OR LESS THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                 13  PROSPECTUS

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options, including a Standard Fixed Account Option, a Dollar Cost Averaging Fixed Account Option, and the option to invest in one or more Guarantee Periods (included in the Guaranteed Maturity Amount Fixed Account). The Fixed Account Options may not be available in all states. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


STANDARD FIXED ACCOUNT OPTION AND DOLLAR COST AVERAGING FIXED ACCOUNT OPTION STANDARD FIXED ACCOUNT OPTION. Purchase payments and transfers that you allocate to the Standard Fixed Account Option will earn interest for a one year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the effective annual interest rate we guaranteed at the time of allocation. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every 12 months for each payment or transfer. Each payment or transfer you allocate to this Option must be at least $50.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may establish a Dollar Cost Averaging Program by allocating purchase payments to the Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option"). We will credit interest to purchase payments you allocate to this Option for up to one year at the current rate in effect at the time of allocation. Each purchase payment you allocate to the DCA Fixed Account Option must be at least $500.00. We reserve the right to reduce the minimum allocation amount.

For each purchase payment, the first transfer from the DCA Fixed Account Option must occur within one month of the date of payment. If we do not receive an allocation instruction from you when the payment is received, each monthly installment will be transferred to the money market Variable Sub-Account in substantially equal monthly installments. Transferring Contract Value to the money market Variable Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 17.

We will follow your instructions in transferring amounts monthly from the DCA Fixed Account Option to one or more Variable Sub-Accounts. However, you may not choose monthly installments of less than 3 or more than 12. Further, you must transfer each purchase payment and all its earnings out of this Option to one or more Variable Sub-Accounts by means of dollar cost averaging within the selected program period. At the end of the transfer period, any nominal amounts remaining in the DCA Fixed Account will be allocated to the Federated Prime Money Fund II Variable Sub-Account. If you discontinue the Dollar Cost Averaging Program before the end of the transfer period, we will transfer the remaining balance in this Option to the money market Variable Sub-Account.

We bear the investment risk for all amounts allocated to the Standard Fixed Account Option and the DCA Fixed Account Option. That is because we guarantee the current and renewal interest rates we credit to the amounts you allocate to either of these Options, which will never be less than the minimum guaranteed rate in the Contract. Currently, we determine, in our sole discretion, the amount of interest credited in excess of the guaranteed rate. We may declare more than one interest rate for different monies based upon the date of allocation to the Standard Fixed Account Option and the DCA Fixed Account Option. For current interest rate information, please contact your representative or Glenbrook Life at 1-800-755-5275.


GUARANTEE PERIODS
Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 3, 5, 7 and 10 years in length. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. Each payment or transfer allocated to a Guarantee Period must be at least $50. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option.

INTEREST RATES. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses,
                                14 PROSPECTUS
general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your representative or Glenbrook Life at 1-800-755-5275. The annual interest rate will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period.

The following example illustrates how a purchase payment allocated to a Guarantee Period would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment                    $10,000
Guarantee Period                          5 years
Annual Interest Rate                   4.50%





                                END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract
 Value................  $10,000.00
 ^ (1 ^ Annual
 Interest Rate)              1.045
                        ----------
                        $10,450.00
Contract Value at end
 of Contract Year.....              $10,450.00
 ^ (1 ^ Annual
 Interest Rate)                          1.045
                                    ----------
                                   $10,920.25
Contract Value at end
 of Contract Year.....                          $10,920.25
 ^ (1 ^ Annual
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end
 of Contract Year.....                                      $11,411.66
 ^ (1 ^ Annual
 Interest Rate)                                                  1.045
                                                            ----------
                                                                      $11,925.19
Contract Value at end
 of Contract Year.....                                                   $11,925.19
 ^ (1 ^ Annual
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a withdrawal, you might be required to pay a withdrawal charge. In addition, the amount withdrawn might be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict current or future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract.

RENEWALS. At the end of each Guarantee Period, we will mail you a notice asking you what to do with the relevant amount, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expiring Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer your money to the Standard Fixed Account Option. Your allocation will be effective on the day the previous Guarantee Period ends; or

4) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment. We will pay interest from the day the Guarantee Period expired until the date of the transfer. The interest will be the rate for the shortest Guarantee Period then being offered; or

5) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. The amount withdrawn will be deemed to have been withdrawn on the day the Guarantee Period ends. Amounts not withdrawn will

                                 15 PROSPECTUS
be Applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends with current interest credited from the date the Guarantee Period expired.

MARKET VALUE ADJUSTMENT. All withdrawals and transfers from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also will apply when you apply amounts currently invested in a Guarantee Period to an Income Plan (unless applied during the 30 day period after such Guarantee Period expires). For Contracts issued before May 1, 1997, a Market Value Adjustment will apply to payment of a death benefit. For Contracts issued on or after May 1, 1997, a Market Value Adjustment may apply in the calculation of the Settlement Value described in the "Contracts Issued On Or After May 1, 1997" section below. We apply the Market Value Adjustment to reflect changes in interest rates from the time the amount being withdrawn or transferred was allocated to a Guarantee Period to the time of its withdrawal, transfer, or application to an Income Plan. As such, you bear some investment risk on amounts you allocate to any Guarantee Period.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. If interest rates increase significantly from the time you make a purchase payment, the Market Value Adjustment, withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the effective annual interest rate for the Guarantee Period is lower than the applicable current effective annual interest rate for a period equal to the time remaining in the Guarantee Period, then the Market Value Adjustment will result in a lower amount payable to you or transferred. Similarly, if the effective annual interest rate for the Guarantee Period is higher than the applicable current effective annual interest rate, then the Market Value Adjustment will result in a higher amount payable to you or transferred.

For example, assume that you purchase a Contract and select an initial Guarantee Period of 5 years that has an effective annual rate of 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current interest rate for a 2 year Guarantee Period is 4.00%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current interest rate for the 2 year Guarantee Period is 5.00%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may request transfers in writing or by telephone according to the procedure described below. There is no minimum transfer amount. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. All transfers to or from more than one Portfolio on a given day count as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to any other investment alternative in any Contract Year to the greater of:

1) 25% of the value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2) 25% of the sum of all purchase payments and transfers to the Standard Fixed Account Option as of the most recent Contract Anniversary.

If you transfer an amount from the Guaranteed Maturity Fixed Account Option other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

You may not transfer Contract Value into the DCA Fixed Account Option.

We reserve the right to waive any transfer restrictions.

                                       16 PROSPECTUS

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800-755-5275, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount every month during the Accumulation Phase from any Variable Sub-Account, the Standard Fixed Account Option or the Dollar Cost Averaging Fixed Account Option, to any other Variable Sub-Account. You may not use the Dollar Cost Averaging Program to transfer amounts to a Fixed Account Option.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money allocated to the Fixed Account Options will not be included in the rebalancing.

We will rebalance your account monthly, quarterly, semi-annually or annually, according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

  Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the STI Investment Grade Bond Variable Sub-Account and 60% to be in the STI Capital Appreciation Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the STI Investment Grade Bond Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the STI Investment Grade Bond Variable Sub-Account and use the money to buy more units in the STI Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee. Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


                                       17 PROSPECTUS

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. If you surrender your Contract, we will deduct the contract maintenance charge pro rated for the part of the Contract Year elapsed, unless your Contract qualifies for a waiver, described below. During the Payout Phase, we will deduct the charge proportionately from each income payment. The charge is to compensate us for the cost of administering Contracts and the Variable Account. Maintenance costs include expenses we incur collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. However, we will waive this charge if:

.. total purchase payments equal $25,000 or more as of a Contract Anniversary or upon full withdrawal, or

.. all of your money is allocated to the Fixed Account Options on a Contract
  Anniversary.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.35% if you select the Enhanced Death Benefit Rider, available to purchasers after May 1, 1997). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional 0.10% for the Enhanced Death Benefit Rider to compensate us for the additional risk that we accept by providing the rider.

We guarantee that we will not raise the mortality and expense risk charge. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a dollar cost averaging or automatic portfolio rebalancing program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines annually to 0% over a 7 year period that begins on the day we receive your purchase payment. A schedule showing how the charge declines appears on page 7. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. During each Contract Year, you can withdraw up to 10% of the Contract Value on the date of the first withdrawal in that Contract Year without paying the charge. Unused portions of this 10% "FREE WITHDRAWAL AMOUNT" are not carried forward to future
                                                  ---
Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings in the Contract. Thus, for tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date;

.. withdrawals taken to satisfy IRS minimum distribution rules for this Contract, or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate


                                       18 PROSPECTUS
assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference. Withdrawals may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract is owned by a company or other legal entity, are confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital (as defined in the Contract) at least 30 days after the Issue Date;

2. you must request the withdrawal and provide written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital (as defined in the Contract); and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

You may not claim this benefit if you or the Annuitant, or a member of your or the Annuitant's immediate family, is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if:

1. you (or the Annuitant, if the Contract Owner is not a natural person) are diagnosed by a physician (we may require a second opinion) with a terminal illness at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you (or the Annuitant, if the Contract Owner is not a natural person) become unemployed at least one year after the Issue Date;

2. you (or the Annuitant, if the Contract Owner is not a natural person) have been granted unemployment compensation for at least 30 consecutive days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to the time of the withdrawal request; and

3. you exercise this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the applicable charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.


DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may maintain a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes section.


OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Portfolios. For a summary of current estimates of those charges and expenses, see page 7. We may receive compensation from the investment advisers or administrators of the Portfolios in connection with administrative services we provide to the Portfolios.


                                       19 PROSPECTUS

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 21.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our headquarters, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account and/ or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro rata from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

 If you request a total withdrawal, we may require that you return your Contract to us.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months (or shorter period if required by law). If we delay payment or transfer for 30 days or more, we will pay interest as required by law.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $2,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Before terminating any Contract whose value has been reduced by partial withdrawals to less than $2,000, we will inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract Value to the contractual minimum of $2,000.


MINIMUM SURRENDER VALUE
Certain states may require us to endorse your Contract to provide a minimum surrender value. Please refer to the endorsement for details.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be no later than the day the Annuitant reaches age 90, or the 10th Contract Anniversary, if later.


                                       20 PROSPECTUS

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An Income Plan is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEAR TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. We will deduct the mortality and expense risk charge from the Variable Account assets supporting these payments even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. The minimum amount you may withdraw under this feature is $1,000.

We may make other Income Plans available.

You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by a Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We


                                       21 PROSPECTUS
guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investment rates available.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1. adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2. deducting any applicable premium tax; and

3. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter time period required by law. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.


DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit prior to the Payout Start Date on:

  (a) the death of any Contract owner, or

  (b) the death of the Annuitant, if the Contract is owned by a non-natural person.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of a Contract owned by a non-natural owner, upon the death of the Annuitant, we will pay the death benefit to the current Contract owner.

We will determine the value of the death benefit as of the end of theValuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

A complete request for settlement of the death benefit must include DUE PROOF OF DEATH. We will accept the following documentation as "Due Proof of Death:"

.. a certified copy of the death certificate,

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

.. any other proof acceptable to us.


CONTRACTS ISSUED BEFORE MAY 1, 1997

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, the death benefit before any Market Value Adjustment is equal to the greater of:

1. the Contract Value as of the date we receive a complete request for settlement of the death benefit, or

2. for each previous DEATH BENEFIT ANNIVERSARY, the Contract Value at that Anniversary; plus any purchase payments made since that anniversary; minus any amounts we paid the Contract Owner (including income tax we withheld from you) since that Anniversary.

A "Death Benefit Anniversary" is every seventh Contract Anniversary beginning with the Issue Date. For example, the Issue Date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries. We will calculate Anniversary Values for each Contract


                                       22 PROSPECTUS

Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 80th birthday. We will adjust the death benefit by any applicable Market Value Adjustment as of the date we determine the death benefit. The death benefit will never be less than the sum of all purchase payments less any amounts previously paid to the Contract Owner (including income tax withholding).




CONTRACTS ISSUED ON OR AFTER MAY 1, 1997

DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the greatest of:

1. the Contract Value as of the date we receive a complete request for settlement of the death benefit, or

2. the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we receive a complete request for settlement of the death benefit, or

3. the Contract Value on each Death Benefit Anniversary as defined above prior to the date we receive a complete request for settlement of the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by an adjustment for any partial withdrawals since that Death Benefit Anniversary.

The adjustment is equal to (a) divided by (b) and the result multiplied by (c) where:

  (a) is the withdrawal amount,

  (b) is the Contract Value immediately prior to the withdrawal, and

  (c) is the Contract Value on the Death Benefit Anniversary adjusted by any prior purchase payments or withdrawals made since that Anniversary.

We will calculate the Death Benefit Anniversary values until the oldest Contract Owner, or the Annuitant if the Contract Owner is not a natural person, attains age 80.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit; or

2. the Settlement Value as of the date we determine the death benefit.

We reserve the right to extend the 180-day period on a non-discriminatory basis.

In calculating the Settlement Value, the amount in each individual Guarantee Period may be subject to a Market Value Adjustment. A Market Value Adjustment will apply to amounts in a Guarantee Period, unless we calculate the Settlement Value during the 30-day period after the expiration of the Guaranty Period.
  Also, the Settlement Value will reflect the deduction of any applicable withdrawal charges, contract maintenance charges, and premium taxes. Contract maintenance charges will be pro rated for the part of the Contract Year elapsed as of the date we determine the Settlement Value, unless your Contract qualifies for a waiver of such charges described in the "Contract Maintenance Charge" section above.


ENHANCED DEATH BENEFIT RIDER.
If the oldest Contract Owner and Annuitant are less than or equal to age 75 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect.

For Contracts with the Enhanced Death Benefit Rider, the death benefit will be the greatest of (1) through (3) above, or the value of the Enhanced Death Benefit Rider, which is the greatest of the ANNIVERSARY VALUES as of the date we determine the death benefit. An "Anniversary Value" is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that Anniversary and reduced by an adjustment for any partial withdrawals since that Anniversary. The adjustment is equal to (a) divided by (b), and the result multiplied by (c) where:

  (a) is the withdrawal amount,

  (b) is the Contract Value immediately prior to the withdrawal, and

  (c) is the Contract Value on that Contract Anniversary adjusted by any prior purchase payments and withdrawals since that Contract Anniversary.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract Owner's or the Annuitant's, if the Contract Owner is not a natural person, 80th birthday. The Enhanced Death Benefit Rider will never be greater than the maximum death benefit allowed by any non-forfeiture laws that govern the Contract.

If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the Enhanced Death Benefit Rider will not apply and the death benefit is equal to the greater of:

1. the Contract Value as of the date we determine the death benefit; or

2. the Settlement Value as of the date we determine the death benefit.


DEATH BENEFIT PAYMENTS

DEATH OF OWNER
1. If your spouse is the sole surviving Contract Owner, or is the sole
 Beneficiary:

  a. Your spouse may elect to receive the death benefit in a lump sum; or


                                       23 PROSPECTUS

   b. Your spouse may elect to receive the death benefit paid out under one of the Income Plans (described in "Income Payments" above), subject to the following conditions:

  The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of your spouse; or

       ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of your spouse; or

      iii. over the life of your spouse with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of your spouse.

   c. If your spouse does not elect one of these options, the Contract will continue in Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply: The Contract Value of the continued Contract will be the death benefit.
   Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the
   Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time), except that any portion of this excess attributable to the Fixed Account Options will be allocated to the money market Variable Sub-account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives  without incurring a transfer fee:

   i. transfer all or a portion of the excess among the Variable Sub-accounts;

  ii. transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  iii. transfer all or a portion of the excess into a combination of Variable Sub-accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in the Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge or Market Value Adjustment.

Prior to the Payout Start Date, the death benefit of the continued Contract will be described under "Death Benefit Amount."

Only one spousal continuation is allowed under the Contract.

2. If the new Contract Owner is not your spouse but is a natural person or if there are multiple natural-person new Contract Owners:

     a. The new Contract Owner may elect to receive the death benefit in a lump sum; or

     b. The new Contract Owner may elect to receive the death benefit paid out under one of the Income Plans (described in "Income Payments" above) , subject to the following conditions:

The Payout Start Date must be within one year of your date of death. Income payments must be payable:

      i. over the life of the new Contract Owner; or

      ii. for a guaranteed number of payments from 5 to 50 years but not to exceed the life expectancy of the new Contract Owner; or

      iii. over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Contract Owner.

     c. If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" above) during this 5 year period. No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional options upon the death of the Contract Owner.

 If the new Contract Owner dies prior to the complete liquidation of the Contract Value, then the new Contract Owner's named
Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract Owner's death.

3. If the new Contract Owner is a corporation or other type of non-natural person:

     a. The new Contract Owner may elect to receive the death benefit in a lump sum; or


                                       24 PROSPECTUS

     b. If the new Contract Owner does not elect the option above, then the new Contract Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the
 Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the new Contract Owner may make transfers (as described in "Transfers During the Payout Phase" above) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the new Contract Owner upon the death of the Contract Owner.

If any new Contract Owner is a non-natural person, all new Contract Owners will be considered to be non-natural persons for the above purposes. Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death benefit are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the following apply:

1. If the Contract Owner is a natural person, then the Contract will continue with a new Annuitant, who will be:

     a. the youngest Contract Owner; otherwise

     b. the youngest Beneficiary. You may change the Annuitant before the Payout Start Date.

 2. If the Contract Owner is a non-natural person:

     a. The Contract Owner may elect to receive the death benefit in a lump sum; or

     b. If the Contract Owner does not elect the option above, then the Contract Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. Henceforth, the Contract Owner may make transfers (as described in "Transfers During the Payout Phase" above) during this 5 year period.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 year period.

We reserve the right to make additional options available to the Contract Owner upon the death of the Annuitant.

Under any of these options, all ownership rights are available to the non-natural Contract Owner from the date of the Annuitant's death to the date on which the death benefit are paid.


MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK LIFE
Glenbrook Life is the issuer of the Contract. Glenbrook

Life is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook Life was organized under the laws of the State of Illinois in 1992.

Glenbrook Life was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook Life was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook Life is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed and in which SunTrust Bank, Inc., through its banking subsidiaries, conducts business. Our main administrative office is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company ("ALLSTATE LIFE"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life entered into a reinsurance agreement, under which Allstate Life reinsures substantially all of Glenbrook Life's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook Life; Glenbrook


                                       25 PROSPECTUS

Life remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+ rating to Glenbrook Life due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook Life, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Glenbrook Life established the Glenbrook Life and

Annuity Company Variable Annuity Account on December 15, 1992. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of Glenbrook Life.

The Variable Account consists of multiple Variable Sub-Accounts, of which 39 are currently available for investment under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying mutual funds . We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its


                                       26 PROSPECTUS
participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. ("ALFS"), located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the NASD.

We will pay commissions to broker-dealers who sell the contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 81/2% of all purchase payments (on a present value basis).

These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract Owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract Owner records;

.. Contract Owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract within a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Glenbrook Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook Life.


                                       27 PROSPECTUS

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Glenbrook Life, and its operations form a part of Glenbrook Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook Life does not intend to make provisions for any such taxes. If Glenbrook Life is taxed on investment income or capital gains of the Variable Account, then Glenbrook Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Glenbrook Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Glenbrook Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department


                                       28 PROSPECTUS
announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook

Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.


PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:


                                       29 PROSPECTUS

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Glenbrook Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;


                                       30 PROSPECTUS

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Glenbrook Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Glenbrook Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and


                                       31 PROSPECTUS

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL

IRAS). Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract


                                       32 PROSPECTUS
in the accumulation phase, with the Annuitant's survivingspouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.
 Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook Life's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference,


                                       33 PROSPECTUS
which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000945094. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http:// www.sec.gov. You can also view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061 (telephone: 1-800-755-5275).


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate average, year-by-year, or other types of total return figures. Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account. We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Glenbrook Life as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule incorporated herein by reference from the Annual Report on Form 10-K of Glenbrook Life and from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2002, and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




                                       34 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
                                 BASE POLICY(1)

--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,     1995       1996        1997        1998         1999
                                                             ----------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period                             -           -           -           -   $    14.58
 Number of Units Outstanding, End of Period                         -           -           -           -      468,136
AIM V.I. CORE EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
AIM V.I. GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period                             -           -           -           -   $    10.89
 Number of Units Outstanding, End of Period                         -           -           -           -       76,290
AIM V.I. PREMIER EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.05  $    10.42  $    10.79   $    11.17
 Accumulation Unit Value, End of Period                      $  10.05  $    10.42  $    10.79  $    11.17   $    11.54
 Number of Units Outstanding, End of Period                   132,650     488,506     343,107     483,734      481,530
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
                                                                                               ------------------------
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -

                                                 35 PROSPECTUS

FIDELITY VIP INDEX 500 SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS EMERGING GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS INVESTORS TRUST SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS NEW DISCOVERY SERIES - INITIAL CLASS(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS RESEARCH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS UTILITIES SERIES - INITIAL CLASS (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER MAIN STREET SUB-ACCOUNT (2)(11)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period                             -           -           -           -   $    11.14
 Number of Units Outstanding, End of Period                         -           -           -           -      186,352
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period                             -           -           -           -   $    10.25
 Number of Units Outstanding, End of Period                         -           -           -           -       73,123
PUTNAM VT DISCOVERY GROWTH FUND-CLASS IB (7)(12)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -

                                                      36 PROSPECTUS

PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM GROWTH OPPORTUNITIES FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT NEW VALUE FUND - CLASS IB (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.66  $    13.01  $    17.53   $    22.31
 Accumulation Unit Value, End of Period                      $  10.66  $    13.01  $    17.53  $    22.31   $    23.93
 Number of Units Outstanding, End of Period                   103,697   1,680,419   2,788,068   3,048,172    3,298,412
STI GROWTH AND INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
 Accumulation Unit Value, Beginning of Period                       -  $    10.00  $    10.15  $    11.69   $    12.79
 Accumulation Unit Value, End of Period                             -  $    10.15  $    11.69  $    12.79   $    13.73
 Number of Units Outstanding, End of Period                         -      97,975     734,702     785,600      681,256
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.33  $    10.42  $    11.20   $    12.09
 Accumulation Unit Value, End of Period                      $  10.33  $    10.42  $    11.20  $    12.09   $    11.72
 Number of Units Outstanding, End of Period                    40,503     506,887     685,967     974,155      996,889
STI MID-CAP EQUITY SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.28  $    11.77  $    14.20   $    15.03
 Accumulation Unit Value, End of Period                      $  10.28  $    11.77  $    14.20  $    15.03   $    16.88
 Number of Units Outstanding, End of Period                    80,549     959,682   1,354,069   1,398,523    1,236,668
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $     9.76   $     8.46
 Accumulation Unit Value, End of Period                             -           -  $     9.76  $     8.46   $     7.95
 Number of Units Outstanding, End of Period                         -           -     111,688     339,380      330,184
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.00  $    10.69  $    12.51  $    15.66   $    16.95
 Accumulation Unit Value, End of Period                      $  10.69  $    12.51  $    15.66  $    16.95   $    16.22
 Number of Units Outstanding, End of Period                   124,596   2,238,993   3,718,933   3,867,770    3,911,784
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period (8,10)                      -           -           -           -   $     9.26
 Number of Units Outstanding, End of Period (8,10)                  -           -           -           -       23,888

                                                    37 PROSPECTUS


TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
TEMPLETON GROWTH SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -           -            -
 Accumulation Unit Value, End of Period                             -           -           -           -            -
 Number of Units Outstanding, End of Period                         -           -           -           -            -
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $    10.00
 Accumulation Unit Value, End of Period (8,10)                      -           -           -           -   $    12.92
 Number of Units Outstanding, End of Period (8,10)                  -           -           -           -      147,546




For the Years Beginning January 1* and Ending December 31,      2000        2001         2002
AIM V.I. BALANCED SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     9.63   $    8.412
 Accumulation Unit Value, End of Period                      $     9.63  $    8.412   $    6.880
 Number of Units Outstanding, End of Period                      62,875      49,132       49,060
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    14.58  $    12.82   $     9.70
 Accumulation Unit Value, End of Period                      $    12.82  $     9.70   $    7.240
 Number of Units Outstanding, End of Period                   1,230,860     996,618      686,388
AIM V.I. CORE EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.32   $    6.335
 Accumulation Unit Value, End of Period                      $     8.32  $    6.335   $    5.276
 Number of Units Outstanding, End of Period                     175,864     153,369      117,482
AIM V.I. GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     7.44   $    4.853
 Accumulation Unit Value, End of Period                      $     7.44  $    4.853   $    3.305
 Number of Units Outstanding, End of Period                     140,188     118,052       73,521
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    10.89  $     8.70   $    8.153
 Accumulation Unit Value, End of Period                      $     8.70  $    8.153   $    7.574
 Number of Units Outstanding, End of Period                      83,527      71,056       57,048
AIM V.I. PREMIER EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.04   $    6.934
 Accumulation Unit Value, End of Period                      $     8.04  $    6.934   $    4.771
 Number of Units Outstanding, End of Period                     457,479     420,469      329,454
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    11.54  $    12.07   $   12.354
 Accumulation Unit Value, End of Period                      $    12.07  $   12.354   $   12.360
 Number of Units Outstanding, End of Period                     358,725     479,698      581,948
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     9.40   $    8.137
 Accumulation Unit Value, End of Period                      $     9.40  $    8.137   $    7.277
 Number of Units Outstanding, End of Period                     129,181     104,334       79,273
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $    10.86   $   10.186
 Accumulation Unit Value, End of Period                      $    10.86  $   10.186   $    8.346
 Number of Units Outstanding, End of Period                      19,864      50,669       66,679
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.67   $    7.042
 Accumulation Unit Value, End of Period                      $     8.67  $    7.042   $    4.856
 Number of Units Outstanding, End of Period                     296,742     233,288      181,225


                                             38 PROSPECTUS


FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.07   $    7.023
 Accumulation Unit Value, End of Period                      $     8.07  $    7.023   $    7.168
 Number of Units Outstanding, End of Period                      15,164      12,392       11,722
FIDELITY VIP INDEX 500 SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.99   $    7.798
 Accumulation Unit Value, End of Period                      $     8.99  $    7.798   $    5.982
 Number of Units Outstanding, End of Period                     282,105     257,109      215,725
FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.61   $    6.698
 Accumulation Unit Value, End of Period                      $     8.61  $    6.698   $    5.268
 Number of Units Outstanding, End of Period                      68,280      61,716       27,435
MFS EMERGING GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.19   $    5.376
 Accumulation Unit Value, End of Period                      $     8.19  $    5.376   $    3.513
 Number of Units Outstanding, End of Period                     173,584     145,743      101,706
MFS INVESTORS TRUST SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     9.86   $    8.176
 Accumulation Unit Value, End of Period                      $     9.86  $    8.176   $    6.376
 Number of Units Outstanding, End of Period                      20,415      15,960       14,293
MFS NEW DISCOVERY SERIES - INITIAL CLASS (7)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $   10.645
 Accumulation Unit Value, End of Period                               -  $   10.645   $    7.180
 Number of Units Outstanding, End of Period                           -          82        2,498
MFS RESEARCH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     9.01   $    6.999
 Accumulation Unit Value, End of Period                      $     9.01  $    6.999   $    5.210
 Number of Units Outstanding, End of Period                      47,248      62,169       36,362
MFS UTILITIES SERIES - INITIAL CLASS(7)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $    9.120
 Accumulation Unit Value, End of Period                               -  $    9.120   $    6.950
 Number of Units Outstanding, End of Period                           -       1,122        2,342
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     8.21   $    5.566
 Accumulation Unit Value, End of Period                      $     8.21  $    5.566   $    3.965
 Number of Units Outstanding, End of Period                      93,883      78,813       55,614
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     9.13   $    7.876
 Accumulation Unit Value, End of Period                      $     9.13  $    7.876   $    5.683
 Number of Units Outstanding, End of Period                     110,703      93,537       80,905
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     9.69   $    8.405
 Accumulation Unit Value, End of Period                      $     9.69  $    8.405   $    6.457
 Number of Units Outstanding, End of Period                     108,051     112,055       86,141
OPPENHEIMER MAIN STREET SUB-ACCOUNT (2)(11)
 Accumulation Unit Value, Beginning of Period                $    10.00  $     9.01   $    7.986
 Accumulation Unit Value, End of Period                      $     9.01  $    7.986   $    6.398
 Number of Units Outstanding, End of Period                     250,805     269,657      185,604
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    11.14  $    11.70   $   11.797
 Accumulation Unit Value, End of Period                      $    11.70  $   11.797   $   10.428
 Number of Units Outstanding, End of Period                     395,411     362,364      307,412
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    10.25  $    10.38   $   10.736
 Accumulation Unit Value, End of Period                      $    10.38  $   10.736   $   11.381
 Number of Units Outstanding, End of Period                     131,969     115,937      133,485

                                            39 PROSPECTUS


PUTNAM VT DISCOVERY GROWTH FUND- CLASS IB(7)(12)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $   10.138
 Accumulation Unit Value, End of Period                               -  $   10.138   $    7.044
 Number of Units Outstanding, End of Period                           -           -            -
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $    9.964
 Accumulation Unit Value, End of Period                               -  $    9.964   $   10.307
 Number of Units Outstanding, End of Period                           -           -          576
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $    9.904
 Accumulation Unit Value, End of Period                               -  $    9.904   $    7.916
 Number of Units Outstanding, End of Period                           -           -        1,117
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $    9,796
 Accumulation Unit Value, End of Period                               -  $    9,796   $    7.058
 Number of Units Outstanding, End of Period                           -         700          167
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $    9.796
 Accumulation Unit Value, End of Period                               -  $    9.796   $    7.698
 Number of Units Outstanding, End of Period                           -           -        3,487
PUTNAM VT NEW VALUE FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                         -  $   10.000   $   10.121
 Accumulation Unit Value, End of Period                               -  $   10.121   $    8.427
 Number of Units Outstanding, End of Period                           -           -        6,680
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    23.93  $    24.34   $   22.726
 Accumulation Unit Value, End of Period                      $    24.34  $   22.726   $   17.513
 Number of Units Outstanding, End of Period                   2,508,651   2,235,751    1,733,694
STI GROWTH AND INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                $    10.00  $    10.13   $    9.437
 Accumulation Unit Value, End of Period                      $    10.13  $    9.437   $    7.393
 Number of Units Outstanding, End of Period                      23,535      48,707       48,018
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
 Accumulation Unit Value, Beginning of Period                $    13.73  $    13.08   $   10.660
 Accumulation Unit Value, End of Period                      $    13.08  $   10.660   $    8.562
 Number of Units Outstanding, End of Period                     453,806     382,587      319,391
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    11.72  $    12.30   $   13.251
 Accumulation Unit Value, End of Period                      $    12.30  $   13.251   $   14.041
 Number of Units Outstanding, End of Period                     731,489     679,613      633,092
STI MID-CAP EQUITY SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    16.88  $    16.17   $   16.386
 Accumulation Unit Value, End of Period                      $    16.17  $   16.386   $   11.566
 Number of Units Outstanding, End of Period                     974,068     869,756      696,867
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
 Accumulation Unit Value, Beginning of Period                $     7.95  $     9.13   $   10.941
 Accumulation Unit Value, End of Period                      $     9.13  $   10.941   $   10.665
 Number of Units Outstanding, End of Period                     256,009     254,243      264,163
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $    16.22  $    17.68   $   17.240
 Accumulation Unit Value, End of Period                      $    17.68  $   17.240   $   14.119
 Number of Units Outstanding, End of Period                   2,427,230   2,159,700    1,766,255

                                              40 PROSPECTUS


TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $     9.26           -            -
 Accumulation Unit Value, End of Period (8,10)               $     9.07           -            -
 Number of Units Outstanding, End of Period (8,10)                    -           -            -
TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)         $    10.00  $    11.38   $   11.474
 Accumulation Unit Value, End of Period                      $    11.38  $   11.474   $   13.715
 Number of Units Outstanding, End of Period                      25,703      24,475       26,683
TEMPLETON GROWTH SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)         $    10.00  $    13.58   $   13.218
 Accumulation Unit Value, End of Period                      $    13.58  $   13.218   $   10.629
 Number of Units Outstanding, End of Period                     336,766     237,738      172,904
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                $    12.92           -            -
 Accumulation Unit Value, End of Period (8,10)               $    12.97           -            -
 Number of Units Outstanding, End of Period (8,10)                    -           -            -

*Unless otherwise indicated

(1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.25% and an Administrative Expense Charge of 0.10%.

(2) Variable Sub-Accounts that commenced operations on April 27, 2000.

(3) Variable Sub-Accounts that commenced operations on January 14, 1999.

(4) Variable Sub-Account that commenced operations on October 2, 1995.

(5) Variable Sub-Accounts that commenced operations on November 7, 1996.

(6) Variable Sub-Accounts that commenced operations on October 21, 1997.

(7) Variable Sub-Accounts that commenced operations on August 30, 2001.

(8) End of period May 1, 2000.

(9) Beginning of period May 1, 2000.

(10) Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class 2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios, respectively. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2), respectively, with Accumulation Unit Values starting at $10.00. For comparison, in this table we are continuing to show Accumulation Unit Values for the predecessor Variable Sub-accounts

(11) Effective May 1, 2003, the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(12) Effective May 1, 2003, the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.


                                       41 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION BASE POLICY PLUS
ENHANCED DEATH BENEFIT RIDER(1)
--------------------------------------------------------------------------------


For the Years Beginning January 1* and Ending December 31,     1997       1998        1999        2000         2001
                                                             ----------------------------------------------------------
AIM V.I. BALANCED SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.62
 Accumulation Unit Value, End of Period                             -           -           -  $     9.62   $    8.398
 Number of Units Outstanding, End of Period                         -           -           -      47,107       49,240
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    14.57   $    12.79
 Accumulation Unit Value, End of Period                             -           -  $    14.57  $    12.79   $    9.672
 Number of Units Outstanding, End of Period                         -           -     592,699   1,177,017      968,618
AIM V.I. CORE EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.32
 Accumulation Unit Value, End of Period                             -           -           -  $     8.32   $    6.325
 Number of Units Outstanding, End of Period                         -           -           -      99,646       90,807
AIM V.I. GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     7.44
 Accumulation Unit Value, End of Period                             -           -           -  $     7.44   $    4.845
 Number of Units Outstanding, End of Period                         -           -           -     101,927       83,950
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    10.87   $     8.68
 Accumulation Unit Value, End of Period                             -           -  $    10.87        8.68   $    8.129
 Number of Units Outstanding, End of Period                         -           -     115,113     105,396       83,541
AIM V.I. PREMIER EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.03
 Accumulation Unit Value, End of Period                             -           -           -  $     8.03   $    6.922
 Number of Units Outstanding, End of Period                         -           -           -     391,975      307,118
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.43  $    10.78  $    11.15  $    11.51   $    12.03
 Accumulation Unit Value, End of Period                      $  10.78  $    11.15  $    11.51  $    12.03   $   12.297
 Number of Units Outstanding, End of Period                   240,430     266,876     268,039     284,797      496,709
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.40
 Accumulation Unit Value, End of Period                             -           -           -  $     9.40   $    8.137
 Number of Units Outstanding, End of Period                         -           -           -     116,742      120,063
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.67
 Accumulation Unit Value, End of Period                             -           -           -  $     8.67   $   10.169
 Number of Units Outstanding, End of Period                         -           -           -     298,717       63,333
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.06
 Accumulation Unit Value, End of Period                             -           -           -  $     8.06   $    7.042
 Number of Units Outstanding, End of Period                         -           -           -       8,615      220,292
FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.61
 Accumulation Unit Value, End of Period                             -           -           -  $     8.61   $    7.012
 Number of Units Outstanding, End of Period                         -           -           -      42,836       23,979
FIDELITY VIP INDEX 500 SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.40
 Accumulation Unit Value, End of Period                             -           -           -  $     9.40   $    7.798
 Number of Units Outstanding, End of Period                         -           -           -     116,742      220,428

                                                  42 PROSPECTUS


FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.61
 Accumulation Unit Value, End of Period                             -           -           -  $     8.61   $    6.698
 Number of Units Outstanding, End of Period                         -           -           -      42,836       39,992
MFS EMERGING GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.19
 Accumulation Unit Value, End of Period                             -           -           -  $     8.19   $    5.367
 Number of Units Outstanding, End of Period                         -           -           -     180,090      143,998
MFS INVESTORS TRUST SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.86
 Accumulation Unit Value, End of Period                             -           -           -  $     9.86   $    8.164
 Number of Units Outstanding, End of Period                         -           -           -      31,236       28,414
MFS NEW DISCOVERY SERIES - INITIAL CLASS(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.641
 Number of Units Outstanding, End of Period                         -           -           -           -            -
MFS RESEARCH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.00
 Accumulation Unit Value, End of Period                             -           -           -  $     9.00   $    6.987
 Number of Units Outstanding, End of Period                         -           -           -      83,109       74,997
MFS UTILITIES SERIES - INITIAL CLASS (7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $    9.117
 Number of Units Outstanding, End of Period                         -           -           -           -            -
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     8.20
 Accumulation Unit Value, End of Period                             -           -           -  $     8.20   $    5.557
 Number of Units Outstanding, End of Period                         -           -           -     111,564      103,565
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.13
 Accumulation Unit Value, End of Period                             -           -           -  $     9.13   $    7.863
 Number of Units Outstanding, End of Period                         -           -           -     115,644      112,220
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.68
 Accumulation Unit Value, End of Period                             -           -           -  $     9.68   $    8.391
 Number of Units Outstanding, End of Period                         -           -           -     119,614      121,589
OPPENHEIMER MAIN STREET SUB-ACCOUNT (2)(11)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $     9.01
 Accumulation Unit Value, End of Period                             -           -           -  $     9.01   $    7.973
 Number of Units Outstanding, End of Period                         -           -           -     232,475      225,807
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    11.13   $    11.68
 Accumulation Unit Value, End of Period                             -           -  $    11.13  $    11.68   $   11.763
 Number of Units Outstanding, End of Period                         -           -     180,771     305,016      277,398
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    10.24   $    10.36
 Accumulation Unit Value, End of Period                             -           -  $    10.24  $    10.36   $   10.704
 Number of Units Outstanding, End of Period                         -           -      98,211     100,515      101,021
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB(7)(12)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.135
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $    9.861
 Number of Units Outstanding, End of Period                         -           -           -           -            -

                                                   43 PROSPECTUS


PUTNAM VT GROWTH AND INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $    9.901
 Number of Units Outstanding, End of Period                         -           -           -           -        1,194
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.143
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $    9.792
 Number of Units Outstanding, End of Period                         -           -           -           -            -
PUTNAM VT NEW VALUE FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       -           -           -           -   $   10.000
 Accumulation Unit Value, End of Period                             -           -           -           -   $   10.117
 Number of Units Outstanding, End of Period                         -           -           -           -            -
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  13.01  $    17.52  $    22.27  $    23.87   $    24.25
 Accumulation Unit Value, End of Period                      $  17.52  $    22.27  $    23.87  $    24.25   $   22.620
 Number of Units Outstanding, End of Period                   740,261   1,683,922   2,274,389   1.623,697    1,447,966
STI GROWTH AND INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       -           -           -  $    10.00   $    10.12
 Accumulation Unit Value, End of Period                             -           -           -  $    10.12   $    9.422
 Number of Units Outstanding, End of Period                         -           -           -      54,035       62,398
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
 Accumulation Unit Value, Beginning of Period                $  10.15  $    11.69  $    12.76  $    13.69   $    13.03
 Accumulation Unit Value, End of Period                      $  11.69  $    12.76  $    13.69  $    13.03   $   10.610
 Number of Units Outstanding, End of Period                   449,232     694,787     650,400     449,680      390,163
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  10.43  $    11.19  $    12.07  $    11.69   $    12.26
 Accumulation Unit Value, End of Period                      $  11.19  $    12.07  $    11.69  $    12.26   $   13.189
 Number of Units Outstanding, End of Period                   187,763     604,179     847,001     612,043      593,732
STI MID-CAP EQUITY SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  11.77  $    14.19  $    15.01  $    16.84   $    16.11
 Accumulation Unit Value, End of Period                      $  14.19  $    15.01  $    16.84  $    16.11   $   16.310
 Number of Units Outstanding, End of Period                   329,138     671,132     584,235     474,428      419,051
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
 Accumulation Unit Value, Beginning of Period                $  10.00  $     9.76  $     8.45  $     7.93   $     9.10
 Accumulation Unit Value, End of Period                      $   9.76  $     8.45  $     7.93  $     9.10   $   10.894
 Number of Units Outstanding, End of Period                   161,267     706,858     545,289     350,147      310,696
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                $  12.52  $    15.65  $    16.90  $    16.18   $    17.61
 Accumulation Unit Value, End of Period                      $  15.65  $    16.90  $    16.18  $    17.61   $   17.159
 Number of Units Outstanding, End of Period                   923,837   1,961,704   2,345,908   1,338,854    1,207,310
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $     9.25            -
 Accumulation Unit Value, End of Period (8,10)                      -           -  $     9.25  $     9.06            -
 Number of Units Outstanding, End of Period (8,10)                  -           -      23,888           -            -
TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -  $    10.00   $    11.37
 Accumulation Unit Value, End of Period                             -           -           -  $    11.37   $   11.455
 Number of Units Outstanding, End of Period                         -           -           -      22,202       18,984

                                                        44 PROSPECTUS

TEMPLETON GROWTH SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                -           -           -  $    10.00   $    13.57
 Accumulation Unit Value, End of Period                             -           -           -  $    13.57   $   13.196
 Number of Units Outstanding, End of Period                         -           -           -     370,743      290,701
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       -           -  $    10.00  $    12.91            -
 Accumulation Unit Value, End of Period (8,10)                      -           -  $    12.91  $    12.95            -
 Number of Units Outstanding, End of Period (8,10)                  -           -     190,464           -            -




   For the Years Beginning January 1* and Ending December 31,          2002
                                                                   ------------
AIM V.I. BALANCED SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    8.398
 Accumulation Unit Value, End of Period                             $    6.861
 Number of Units Outstanding, End of Period                             53,692
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       $    9.672
 Accumulation Unit Value, End of Period                             $    7.211
 Number of Units Outstanding, End of Period                            802,796
AIM V.I. CORE EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    6.325
 Accumulation Unit Value, End of Period                             $    5.262
 Number of Units Outstanding, End of Period                             81,215
AIM V.I. GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    4.845
 Accumulation Unit Value, End of Period                             $    3.296
 Number of Units Outstanding, End of Period                             65,366
AIM V.I. HIGH YIELD SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       $    8.129
 Accumulation Unit Value, End of Period                             $    7.544
 Number of Units Outstanding, End of Period                             66,195
AIM V.I. PREMIER EQUITY SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    6.922
 Accumulation Unit Value, End of Period                             $    4.758
 Number of Units Outstanding, End of Period                            246,068
FEDERATED PRIME MONEY FUND II SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                       $   12.297
 Accumulation Unit Value, End of Period                             $   12.290
 Number of Units Outstanding, End of Period                            395,187
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    8.137
 Accumulation Unit Value, End of Period                             $    7.277
 Number of Units Outstanding, End of Period                             93,859
FIDELITY VIP EQUITY INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $   10.169
 Accumulation Unit Value, End of Period                             $    8.324
 Number of Units Outstanding, End of Period                             58,033
FIDELITY VIP GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    7.042
 Accumulation Unit Value, End of Period                             $    4.856
 Number of Units Outstanding, End of Period                            185,265
FIDELITY VIP HIGH INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    7.012
 Accumulation Unit Value, End of Period                             $    7.149
 Number of Units Outstanding, End of Period                             19,412

                                                45 PROSPECTUS


FIDELITY VIP INDEX 500 SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    7.798
 Accumulation Unit Value, End of Period                             $    5.982
 Number of Units Outstanding, End of Period                            199,494
FIDELITY VIP OVERSEAS SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    6.698
 Accumulation Unit Value, End of Period                             $    5.268
 Number of Units Outstanding, End of Period                             32,488
MFS EMERGING GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    5.367
 Accumulation Unit Value, End of Period                             $    3.504
 Number of Units Outstanding, End of Period                            136,954
MFS INVESTORS TRUST SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    8.164
 Accumulation Unit Value, End of Period                             $    6.359
 Number of Units Outstanding, End of Period                             30,519
MFS NEW DISCOVERY SERIES - INITIAL CLASS(7)
 Accumulation Unit Value, Beginning of Period                       $   10.641
 Accumulation Unit Value, End of Period                             $    7.170
 Number of Units Outstanding, End of Period                              5,692
MFS RESEARCH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    6.987
 Accumulation Unit Value, End of Period                             $    5.197
 Number of Units Outstanding, End of Period                             55,026
MFS UTILITIES SERIES - INITIAL CLASS (7)
 Accumulation Unit Value, Beginning of Period                       $    9.117
 Accumulation Unit Value, End of Period                             $    6.940
 Number of Units Outstanding, End of Period                              3,754
OPPENHEIMER AGGRESSIVE GROWTH SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    5.557
 Accumulation Unit Value, End of Period                             $    3.955
 Number of Units Outstanding, End of Period                             87,854
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    7.863
 Accumulation Unit Value, End of Period                             $    5.668
 Number of Units Outstanding, End of Period                            104,457
OPPENHEIMER GLOBAL SECURITIES SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    8.391
 Accumulation Unit Value, End of Period                             $    6.440
 Number of Units Outstanding, End of Period                            103,773
OPPENHEIMER MAIN STREET SUB-ACCOUNT (2)(11)
 Accumulation Unit Value, Beginning of Period                       $    7.973
 Accumulation Unit Value, End of Period                             $    6.381
 Number of Units Outstanding, End of Period                            163,581
OPPENHEIMER MULTIPLE STRATEGIES SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       $   11.763
 Accumulation Unit Value, End of Period                             $   10.387
 Number of Units Outstanding, End of Period                            254,027
OPPENHEIMER STRATEGIC BOND SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                       $   10.704
 Accumulation Unit Value, End of Period                             $   11.336
 Number of Units Outstanding, End of Period                            100,250
PUTNAM VT DISCOVERY GROWTH FUND - CLASS IB(7)(12)
 Accumulation Unit Value, Beginning of Period                       $   10.135
 Accumulation Unit Value, End of Period                             $    7.034
 Number of Units Outstanding, End of Period                                  -


                                           46 PROSPECTUS


PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       $    9.861
 Accumulation Unit Value, End of Period                             $   10.293
 Number of Units Outstanding, End of Period                              2,054
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       $    9.901
 Accumulation Unit Value, End of Period                             $    7.905
 Number of Units Outstanding, End of Period                                810
PUTNAM VT GROWTH OPPORTUNITIES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       $   10.143
 Accumulation Unit Value, End of Period                             $    7.049
 Number of Units Outstanding, End of Period                                  -
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       $    9.792
 Accumulation Unit Value, End of Period                             $    7.688
 Number of Units Outstanding, End of Period                              1,628
PUTNAM VT NEW VALUE FUND - CLASS IB(7)
 Accumulation Unit Value, Beginning of Period                       $   10.117
 Accumulation Unit Value, End of Period                             $    8.415
 Number of Units Outstanding, End of Period                              1,515
STI CAPITAL APPRECIATION SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                       $   22.620
 Accumulation Unit Value, End of Period                             $   17.414
 Number of Units Outstanding, End of Period                          1,179,605
STI GROWTH AND INCOME SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period                       $    9.422
 Accumulation Unit Value, End of Period                             $    7.374
 Number of Units Outstanding, End of Period                             64,219
STI INTERNATIONAL EQUITY SUB-ACCOUNT(5)
 Accumulation Unit Value, Beginning of Period                       $   10.610
 Accumulation Unit Value, End of Period                             $    8.514
 Number of Units Outstanding, End of Period                            339,522
STI INVESTMENT GRADE BOND SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                       $   13.189
 Accumulation Unit Value, End of Period                             $   13.961
 Number of Units Outstanding, End of Period                            541,750
STI MID-CAP EQUITY SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                       $   16.310
 Accumulation Unit Value, End of Period                             $   11.501
 Number of Units Outstanding, End of Period                            362,074
STI SMALL CAP VALUE EQUITY SUB-ACCOUNT(6)
 Accumulation Unit Value, Beginning of Period                       $   10.894
 Accumulation Unit Value, End of Period                             $   10.610
 Number of Units Outstanding, End of Period                            295,531
STI VALUE INCOME STOCK SUB-ACCOUNT(4)
 Accumulation Unit Value, Beginning of Period                       $   17.159
 Accumulation Unit Value, End of Period                             $   14.040
 Number of Units Outstanding, End of Period                          1,036,229
TEMPLETON BOND (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                                -
 Accumulation Unit Value, End of Period (8,10)                               -
 Number of Units Outstanding, End of Period (8,10)                           -
TEMPLETON GLOBAL INCOME SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                $   11.455
 Accumulation Unit Value, End of Period                             $   13.678
 Number of Units Outstanding, End of Period                             17,271

                                                    47 PROSPECTUS

TEMPLETON GROWTH SECURITIES (CLASS 2) SUB-ACCOUNT(2)
 Accumulation Unit Value, Beginning of Period (9,10)                $   13.196
 Accumulation Unit Value, End of Period                             $   10.601
 Number of Units Outstanding, End of Period                            280,084
TEMPLETON STOCK (CLASS 2) SUB-ACCOUNT(3)
 Accumulation Unit Value, Beginning of Period                                -
 Accumulation Unit Value, End of Period (8,10)                               -
 Number of Units Outstanding, End of Period (8,10)                           -




*Unless otherwise indicated.

1) The Accumulation Unit Values in this table reflect a Mortality and Expense Risk Charge of 1.35% and an Administrative Expense Charge of 0.10%.

(2) Variable Sub-Accounts that commenced operations on April 27, 2000.

(3) Variable Sub-Accounts that commenced operations on January 14, 1999.

(4) Variable Sub-Account that commenced operations on October 2, 1995.

(5) Variable Sub-Accounts that commenced operations on November 7, 1996.

(6) Variable Sub-Accounts that commenced operations on October 21, 1997.

(7) Variable Sub-Accounts that commenced operations on August 30, 2001.

(8) End of period May 1, 2000.

(9) Beginning of period May 1, 2000.

(10) Effective May 1, 2000, the Portfolios in which the Templeton Bond (Class 2) and Templeton Stock (Class 2) Variable Sub-Accounts invested were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2) Portfolios, respectively. Accordingly, for administrative convenience, as of May 1, 2000, the corresponding Variable Sub-Accounts merged with and into new Variable Sub-Accounts named Templeton Global Income Securities (Class 2) and Templeton Growth Securities (Class 2), respectively, with Accumulation Unit Values starting at $10.00. For comparison, in this table we are continuing to show Accumulation Unit Values for the predecessor Variable Sub-accounts.

(11) Effective May 1, 2003, the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

(12) Effective May 1, 2003, the Putnam VT Voyager II Fund changed its name to Putnam VT Discovery Growth Fund.




                                       48 PROSPECTUS

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I  =   the interest crediting rate for a Guarantee Period

N = the number of whole and partial years from the date we receive the transfer, withdrawal, or death benefit request,

           or from the Payout Start Date to the end of the Guarantee Period; and

J = the current interest crediting rate offered for a Guarantee Period of length N on the date we determine the

          Market Value Adjustment.



           J will be determined by a linear interpolation between the current interest rates for the next higher and lower integral years. For purposes of interpolation, current interest rates for Guarantee Periods not available under this

           Contract will be calculated in a manner consistent with those which are available.

The Market Value Adjustment factor is determined from the following formula:



..9
x (I - J) x N

Any transfer, withdrawal, or death benefit (depending on your Contract) paid or amount applied to an Income Plan from a Guarantee Period (except during the 30 day period after such Guarantee Period expires) will be multiplied by the Market Value Adjustment factor to determine the Market Value Adjustment.

                       EXAMPLES OF MARKET VALUE ADJUSTMENT



Purchase Payment:                                      $10,000 allocated to a
Guarantee Period

Guarantee Period:                                        5 years

Interest Rate:                                                 4.50%

Full Surrender:                                             End of Contract Year
3

NOTE: This illustration assumes that premium taxes are not applicable.
                  EXAMPLE 1 (ASSUMES DECLINING INTEREST RATES)

Step 1. Calculate Contract       $10,000.00 X (1.0450)/3 /= $11,411.66
 Value at End of Contract Year
 3:
Step 2. Calculate the Free       .10 X $11,411.66 = $1,141.17
 Withdrawal Amount:
Step 3. Calculate the            .05 X ($10,000.00 - $1,141.17) = $442.94
 Withdrawal Charge:
Step 4. Calculate the Market     I = 4.5%
 Value Adjustment                J = 4.2%
                                 N = 730 days = 2
                                     --------
                                         365 days

                                 Market Value Adjustment Factor:.9 x (I - J) x N
                                 =.9 x (.045 -.042) x (730/365) =.0054

                                 Market Value Adjustment = Market Value
                                 Adjustment Factor x Amount Subject to Market
                                Value Adjustment:
                                  =.0054 X $11,411.66 = $61.62




Step 5. Calculate the amount     $11,411.66 - $442.94 + $61.62 = $11.030.34
 received by Customers as a
 result of full withdrawal at
 the end of Contract Year 3:



                               49 PROSPECTUS

                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

Step 1. Calculate Contract Value $10,000.00 X (1.045)/3 /= $11,411.66 at End of
 Contract Year 3:
Step 2. Calculate the Free        .10% X ($11,411.66) = $1,141.17
 Withdrawal Amount:
Step 3. Calculate the Withdrawal =.05 X ($10,000.00 - $1,141.17) = $442.94
 Charge:
Step 4. Calculate the Market      I = 4.5%
 Value Adjustment:                J = 4.8%
                                  N = 730 days = 2
                                      --------
                                          365 days

                                  Market Value Adjustment Factor:.9 x (I - J) x
                                  N = .9 x (.045 -.048) x (730/365) = -.0054

                                  Market Value Adjustment = Market Value
                                  Adjustment Factor x Amount Subject to Market
                                  Value Adjustment:
                                   = -.0054 X $11,411.66 = - $61.62




Step 5. Calculate the amount      $11,411.66 - $442.94 - $61.62 = $10,907.10
 received by Customers as a
 result of full withdrawal at
 the end of Contract Year 3:






                                       50 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  PURCHASES
--------------------------------------------------------------------------------
  TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
--------------------------------------------------------------------------------
  PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
  CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------
  CALCULATION OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
GENERAL MATTERS
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Tax Reserves
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.


                                       51 PROSPECTUS




                       THE STI CLASSIC VARIABLE ANNUITY

Glenbrook Life and Annuity Company       Statement of Additional Information
Glenbrook Life and Annuity Company                         dated May 1, 2003
Variable Annuity Account
3100 Sanders Road, Northbrook, IL 60062
1-800-755-5275

This Statement of Additional Information supplements the information in the prospectus for the STI Classic Variable Annuity. This Statement of Additional
Information is not a prospectus. You should read it with the prospectus, dated
May 1, 2003, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.

 TABLE OF CONTENTS

Description


        Additions, Deletions or Substitutions of Investments
        The Contract
                  Purchase of Contracts
                  Tax-free Exchanges (1035 Exchanges, Rollovers
                         and Transfers)
        Performance Information
                       Standardized Total Returns
                  Non-standardized Total Returns
                                    Adjusted Historical Total Returns
                                            Method 1
                                    Adjusted Historical Total Returns
                                            Method 2
         Calculation of Accumulation Unit Values
                       Net Investment Factor

        Calculation of Variable Income Payments
              Calculation of Annuity Unit Values
        General Matters
                  Incontestability
                  Settlements
                  Safekeeping of the Variable Account's Assets
                  Premium Taxes
                  Tax Reserves

        Experts
        Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable
Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new
Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, ALFS, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook Life. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue
Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts
("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other
Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                  1000(1+T) (nth power) = ERV

where:

          T          =    average annual total return

          ERV       =     ending redeemable value of a hypothetical
                          $1,000 payment made at the beginning of 1, 5,
                          or 10-year periods or shorter period

          n          =    number of years in the period

          1000       =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average contract size of $20,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2002 are set out below. No standardized total returns are shown for the Federated Prime Money Fund II Variable Sub-Account.

Effective May 1, 2003, the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

Effective May 1, 2003, the Putnam VT Voyager II Fund changed its name to Putnam
VT Discovery Growth Fund.


(Without the Enhanced Death Benefit Option)


                                                  Performance as of December 31, 2002
                                                                                      5 Year         10 Year or
Sub-Account*                                                          1 Year                      Since Inception
AIM V.I. Balanced                                                    -23.87%            N/A           -15.46%
AIM V.I. Capital Appreciation                                        -31.08%            N/A            -9.19%
AIM V.I. Core Equity                                                 -22.37%            N/A           -24.17%
AIM V.I. Growth                                                      -37.64%            N/A           -37.90%
AIM V.I. High Yield                                                  -12.69%            N/A            -8.11%
AIM V.I. Premier Equity                                              -36.93%            N/A           -27.27%
Federated Prime Money Fund II                                         -5.51%           2.24%           2.78%
Fidelity VIP Contrafund                                              -16.18%            N/A           -13.53%
Fidelity VIP Equity-Income                                           -23.72%            N/A            -8.64%
Fidelity VIP Growth                                                  -36.78%            N/A           -26.73%
Fidelity VIP High Income                                              -3.48%            N/A           -14.08%
Fidelity VIP Index 500                                               -28.98%            N/A           -20.13%
Fidelity VIP Overseas                                                -27.03%            N/A           -24.21%
MFS Emerging Growth                                                  -40.69%            N/A           -36.32%
MFS Investors Trust                                                  -27.71%            N/A           -18.02%
MFS New Discovery                                                    -38.30%            N/A           -26.73%
MFS Research                                                         -31.25%            N/A           -24.55%
MFS Utilities                                                        -29.49%            N/A           -28.67%
Oppenheimer Aggressive Growth                                        -34.48%            N/A           -32.76%
Oppenheimer Capital Appreciation                                     -33.56%            N/A           -21.79%
Oppenheimer Global Securities                                        -28.87%            N/A           -17.60%
Oppenheimer Main Street                                              -25.56%            N/A           -17.91%
Oppenheimer Multiple Strategies                                      -17.22%            N/A            0.04%
Oppenheimer Strategic Bond                                            0.49%             N/A            2.34%
Putnam VT Discovery Growth - Class IB                                -36.26%            N/A           -27.88%
Putnam VT Diversified Income  - Class IB                              1.04%             N/A            -1.97%
Putnam VT Growth & Income - Class IB                                 -25.75%            N/A           -20.68%
Putnam VT Growth Opportunities - Class IB                            -36.17%            N/A           -27.75%
Putnam VT Health Sciences - Class IB                                 -27.09%            N/A           -22.46%
Putnam VT New Value - Class IB                                       -22.39%            N/A           -16.56%
STI Capital Appreciation                                             -28.62%          -0.51%           7.93%
STI Growth and Income                                                -27.34%            N/A           -12.97%
STI International Equity                                             -25.35%          -6.68%           -2.81%
STI Investment Grade Bond                                             0.45%            4.15%           4.61%
STI Mid-Cap Equity                                                   -35.14%          -4.60%           1.90%
STI Small Cap Value Equity                                            -8.09%           1.27%           0.73%
STI Value Income Stock                                               -23.76%          -2.60%           4.75%
Templeton Global Income Securities - Class 2 (1)                      14.09%            N/A            2.80%
Templeton Growth Securities - Class 2 (1)                            -25.25%            N/A            0.71%


(1) Performance shown prior to May 1, 2000, is based on the Templeton Bond
(Class 2) and Templeton Stock (Class 2) Portfolios. On May 1, 2000, the
Templeton Bond (Class 2) and Templeton Stock (Class 2) Portfolios were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth
Securities (Class 2) portfolios, respectively, and were closed.

* The Variable Sub-Accounts (or predecessors) commenced operations on the following dates:

Sub Account                                            Inception Dates
AIM V.I. Balanced                                          4/27/00
AIM V.I. Capital Appreciation                              1/14/99
AIM V.I. Core Equity                                       4/27/00
AIM V.I. Growth                                            4/27/00
AIM V.I. High Yield                                        1/14/99
AIM V.I. Premier Equity                                    4/27/00
Federated Prime Money II                                   10/2/95
Fidelity VIP Contrafund                                    4/27/00
Fidelity VIP Equity-Income                                 4/27/00
Fidelity VIP Growth                                        4/27/00
Fidelity VIP High Income                                   4/27/00
Fidelity VIP Index 500                                     4/27/00
Fidelity VIP Overseas                                      4/27/00
MFS Emerging Growth                                        4/27/00
MFS Investors Trust                                        4/27/00
MFS New Discovery                                          8/30/01
MFS Research                                               4/27/00
MFS Utilities                                              8/30/01
Oppenheimer Aggressive Growth                              4/27/00
Oppenheimer Capital Appreciation                           4/27/00
Oppenheimer Global Securities                              4/27/00
Oppenheimer Main Street                                    4/27/00
Oppenheimer Multiple Strategies                            1/14/99
Oppenheimer Strategic Bond                                 1/14/99
Putnam VT Discovery Growth - Class IB                      8/30/01
Putnam VT Diversified Income - Class IB                    8/30/01
Putnam VT Growth and Income - Class IB                     8/30/01
Putnam VT Growth Opportunities - Class IB                  8/30/01
Putnam VT Health Sciences - Class IB                       8/30/01
Putnam VT New Value - Class IB                             8/30/01
STI Capital Appreciation                                   10/2/95
STI Growth and Income                                      4/27/00
STI International Equity                                   11/7/96
STI Investment Grade Bond                                  10/2/95
STI Mid-Cap Equity                                         10/2/95
STI Small Cap Value Equity                                 10/21/97
STI Value Income Stock                                     10/2/95
Templeton Global Income Securities - Class 2               5/1/00 (1/14/99)
Templeton Growth Securities - Class 2                      5/1/00 (1/14/99)


(With the Enhanced Death Benefit Option)*


                                                  Performance as of December 31, 2002
                                                                                      5 Year         10 Year or
Sub-Account**                                                         1 Year                      Since Inception
AIM V.I. Balanced                                                    -23.95%            N/A           -15.56%
AIM V.I. Capital Appreciation                                        -31.15%            N/A            -9.28%
AIM V.I. Core Equity                                                 -22.45%            N/A           -24.25%
AIM V.I. Growth                                                      -37.71%            N/A           -37.98%
AIM V.I. High Yield                                                  -12.79%            N/A            -8.21%
AIM V.I. Premier Equity                                              -37.00%            N/A           -27.35%
Federated Prime Money Fund II                                         -5.61%           2.14%           2.68%
Fidelity VIP Contrafund                                              -16.27%            N/A           -13.63%
Fidelity VIP Equity-Income                                           -23.80%            N/A            -8.74%
Fidelity VIP Growth                                                  -36.85%            N/A           -26.81%
Fidelity VIP High Income                                              -3.58%            N/A           -14.17%
Fidelity VIP Index 500                                               -29.06%            N/A           -20.22%
Fidelity VIP Overseas                                                -27.11%            N/A           -24.29%
MFS Emerging Growth                                                  -40.75%            N/A           -36.39%
MFS Investors Trust                                                  -27.79%            N/A           -18.11%
MFS New Discovery                                                    -38.36%            N/A           -26.81%
MFS Research                                                         -31.33%            N/A           -24.63%
MFS Utilities                                                        -29.56%            N/A           -28.75%
Oppenheimer Aggressive Growth                                        -34.56%            N/A           -32.84%
Oppenheimer Capital Appreciation                                     -33.63%            N/A           -21.88%
Oppenheimer Global Securities                                        -28.95%            N/A           -17.69%
Oppenheimer Main Street                                              -25.64%            N/A           -18.00%
Oppenheimer Multiple Strategies                                      -17.31%            N/A            -0.07%
Oppenheimer Strategic Bond                                            0.38%             N/A            2.24%
Putnam VT Discovery Growth - Class IB                                -36.33%            N/A           -27.96%
Putnam VT Diversified Income - Class IB                               -1.14%            N/A            -2.07%
Putnam VT Growth and Income - Class IB                               -25.83%            N/A           -20.77%
Putnam VT Growth Opportunities - Class IB                            -36.24%            N/A           -27.83%
Putnam VT Health Sciences - Class IB                                 -27.17%            N/A           -22.54%
Putnam VT New Value - Class IB                                       -22.47%            N/A           -16.65%
STI Capital Appreciation                                             -28.70%          -0.61%           7.82%
STI Growth and Income                                                -27.42%            N/A           -13.06%
STI International Equity                                             -25.43%          -6.78%           -2.91%
STI Investment Grade Bond                                             0.34%            4.04%           4.51%
STI Mid-Cap Equity                                                   -35.21%          -4.69%           1.80%
STI Small Cap Value Equity                                            -8.19%           1.17%           0.62%
STI Value Income Stock                                               -23.84%          -2.70%           4.65%
Templeton Global Income Securities - Class 2(1)                       13.97%            N/A            2.69%
Templeton Growth Securities - Class 2(1)                             -25.33%            N/A            0.61%



*The Enhanced Death Benefit Option was first made available under the Contracts
May 1, 1997. Performance figures for periods prior to the availability of the Enhanced Death Benefit Option have been adjusted to reflect the current charge for such Option as if it had been available throughout the periods shown.

**The inception dates of the Variable Sub-Accounts appear in the footnote to the preceding table.

(1) Performance shown prior to May 1, 2000, is based on the Templeton Bond
(Class 2) and Templeton Stock (Class 2) Portfolios. On May 1, 2000, the
Templeton Bond (Class 2) and Templeton Stock (Class 2) Portfolios were merged into the Templeton Global Income Securities (Class 2) and Templeton Growth
Securities (Class 2) portfolios, respectively, and were closed.


NON-STANDARDIZED TOTAL RETURNS
From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administrative expense charge.
However, these rates of return may omit one or more charges, such as withdrawal charges or the contract maintenance charge. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

   Annualized Return = (1 + r)1/n -1

         where: r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter"
(prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown.

Adjusted Historical Total Returns Method 1

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns," using the same method that we use to compute non-standardized annualized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable
Sub-Accounts under each Contract, but not including the withdrawal charge or contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.

No non-standardized total returns are shown for the Federated Prime Money Fund
II Variable Sub-Account.

Effective May 1, 2003, the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

Effective May 1, 2003, the Putnam VT Voyager II Fund changed its name to Putnam
VT Discovery Growth Fund.


(Without the Enhanced Death Benefit Option)


                        Performance as of December 31, 2002
                                                                                             10 Year or Since
Fund*                                                                  1 Year      5 Year        Inception
AIM V.I. Balanced                                                      -18.21%      N/A           -2.46%
AIM V.I. Capital Appreciation                                          -25.37%     -3.57%          5.88%
AIM V.I. Core Equity                                                   -16.72%     -2.26%          6.40%
AIM V.I. Growth                                                        -31.90%     -9.26%          2.41%
AIM V.I. High Yield                                                    -7.10%       N/A           -7.50%
AIM V.I. Premier Equity                                                -31.20%     -3.50%          6.39%
Federated Prime Money Fund II                                           0.04%      2.70%           6.05%
Fidelity VIP Contrafund                                                -10.57%     2.32%          10.76%
Fidelity VIP Equity-Income                                             -18.06%     -1.03%          8.47%
Fidelity VIP Growth                                                    -31.04%     -1.69%          6.97%
Fidelity VIP High Income                                                2.06%      -7.30%          2.07%
Fidelity VIP Index 500                                                 -23.29%     -2.17%          7.57%
Fidelity VIP Overseas                                                  -21.35%     -5.24%          3.29%
MFS Emerging Growth                                                    -34.92%     -5.21%          2.93%
MFS Investors Trust                                                    -22.02%     -4.15%          4.26%
MFS New Discovery                                                      -32.55%      N/A            1.23%
MFS Research                                                           -25.55%     -4.15%          3.31%
MFS Utilities                                                          -23.79%     -3.21%          6.90%
Oppenheimer Aggressive Growth                                          -28.76%     -3.21%          5.22%
Oppenheimer Capital Appreciation                                       -27.84%     0.93%           8.68%
Oppenheimer Global Securities                                          -23.18%     4.00%          10.41%
Oppenheimer Main Street                                                -19.89%     -4.54%          7.21%
Oppenheimer Multiple Strategies                                        -11.60%     1.67%           6.61%
Oppenheimer Strategic Bond                                              6.00%      2.72%           4.38%
Putnam VT Discovery Growth - Class IB (1)                              -30.52%      N/A           -37.48%
Putnam VT Diversified Income - Class IB (1)                             4.48%      0.48%           2.94%
Putnam VT Growth and Income - Class IB (1)                             -20.07%     -2.20%          7.02%
Putnam VT Growth Opportunities - Class IB (1)                          -30.44%      N/A           -29.64%
Putnam VT Health Sciences - Class IB (1)                               -21.41%      N/A           -2.79%
Putnam VT New Value - Class IB (1)                                     -16.74%     1.19%           3.50%
STI Capital Appreciation                                               -22.94%     -0.02%          8.03%
STI Growth and Income                                                  -21.66%      N/A           -7.66%
STI International Equity                                               -19.68%     -6.05%         -2.49%
STI Investment Grade Bond                                               5.96%      4.58%           4.76%
STI Mid-Cap Equity                                                     -29.41%     -4.02%          2.03%
STI Small Cap Value Equity                                             -2.52%      1.77%           1.25%
STI Value Income Stock                                                 -18.10%     -2.05%          4.87%
Templeton Global Income Securities - Class 2 (2)                       19.52%      3.88%           4.78%
Templeton Growth Securities - Class 2 (2)                              -19.58%     0.04%           4.79%



*The inception dates of the Portfolios corresponding to the Variable Sub -
Accounts appear in the asterisked footnote to the first table under "Adjusted
Historical Total Returns Method 2".

(1)For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2)Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on January 6, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.


(With the Enhanced Death Benefit Option)*


                                                  Performance as of December 31,2002
                                                                                             10 Year or Since
Fund**                                                                 1 Year      5 Year        Inception
AIM V.I. Balanced                                                      -18.29%      N/A           -2.55%
AIM V.I. Capital Appreciation                                          -25.45%     -3.66%          5.77%
AIM V.I. Core Equity                                                   -16.80%     -2.36%          6.30%
AIM V.I. Growth                                                        -31.97%     -9.35%          2.31%
AIM V.I. High Yield                                                    -7.19%       N/A           -7.59%
AIM V.I. Premier Equity                                                -31.26%     -3.60%          6.28%
Federated Prime Money Fund II                                          -0.06%      2.60%           5.95%
Fidelity VIP Contrafund                                                -10.65%     2.22%          10.65%
Fidelity VIP Equity-Income                                             -18.14%     -1.13%          8.36%
Fidelity VIP Growth                                                    -31.11%     -1.79%          6.86%
Fidelity VIP High Income                                                1.95%      -7.39%          1.97%
Fidelity VIP Index 500                                                 -23.37%     -2.27%          7.47%
Fidelity VIP Overseas                                                  -21.43%     -5.33%          3.19%
MFS Emerging Growth                                                    -34.99%     -5.31%          2.83%
MFS Investors Trust                                                    -22.10%     -4.24%          4.16%
MFS New Discovery                                                      -32.62%      N/A            1.13%
MFS Research                                                           -25.62%     -4.25%          3.21%
MFS Utilities                                                          -23.87%     -3.31%          6.80%
Oppenheimer Aggressive Growth                                          -28.83%     -3.31%          5.11%
Oppenheimer Capital Appreciation                                       -27.91%     0.83%           8.57%
Oppenheimer Global Securities                                          -23.26%     3.90%          10.30%
Oppenheimer Main Street                                                -19.97%     -4.64%          7.11%
Oppenheimer Multiple Strategies                                        -11.69%     1.57%           6.51%
Oppenheimer Strategic Bond                                              5.90%      2.61%           4.27%
Putnam VT Discovery Growth - Class IB (1)                              -30.59%      N/A           -37.54%
Putnam VT Diversified Income - Class IB (1)                             4.38%      0.38%           2.84%
Putnam VT Growth and Income - Class IB (1)                             -20.15%     -2.29%          6.91%
Putnam VT Growth Opportunities - Class IB (1)                          -30.51%      N/A           -29.71%
Putnam VT Health Sciences - Class IB (1)                               -21.49%      N/A           -2.89%
Putnam VT New Value - Class IB (1)                                     -16.82%     1.09%           3.40%
STI Capital Appreciation                                               -23.01%     -0.12%          7.93%
STI Growth and Income                                                  -21.74%      N/A           -7.75%
STI International Equity                                               -19.76%     -6.15%         -2.59%
STI Investment Grade Bond                                               5.85%      4.48%           4.66%
STI Mid-Cap Equity                                                     -29.48%     -4.12%          1.93%
STI Small Cap Value Equity                                             -2.62%      1.67%           1.15%
STI Value Income Stock                                                 -18.18%     -2.15%          4.77%
Templeton Global Income Securities - Class 2 (2)                       19.41%      3.77%           4.67%
Templeton Growth Securities - Class 2 (2)                              -19.66%     -0.06%          4.68%



* The Enhanced Death Benefit Option was first made available under the Contracts
May 1, 1997. Performance figures for periods prior to the availability of the Enhanced Death Benefit Option have been adjusted to reflect the current charge for such Option as if it had been available throughout the periods shown.

**The inception dates of the Portfolios corresponding to the Variable Sub -
Accounts appear in the asterisked footnote to the first table under "Adjusted
Historical Total Returns" Method 2".

(1)For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2)Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on January 6, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

Adjusted Historical Total Returns  Method 2

We also may advertise the adjusted historical total return using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract including the withdrawal charge and contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.

Effective May 1, 2003, the Oppenheimer Main Street Growth & Income Fund changed its name to Oppenheimer Main Street Fund.

Effective May 1, 2003, the Putnam VT Voyager II Fund changed its name to Putnam
VT Discovery Growth Fund.


(Without the Enhanced Death Benefit Option)

                                                  Performance as of December 31,2002
                                                                                                      10 Year or Since
                                                                                                          Inception

Fund*                                                                     1 Year           5 Year
AIM V.I. Balanced                                                         -23.87%           N/A            -3.25%
AIM V.I. Capital Appreciation                                             -31.08%          -4.12%           5.79%
AIM V.I. Core Equity                                                      -22.37%          -2.79%           6.31%
AIM V.I. Growth                                                           -37.64%          -9.95%           2.31%
AIM V.I. High Yield                                                       -12.69%           N/A            -8.50%
AIM V.I. Premier Equity                                                   -36.93%          -4.05%           6.30%
Federated Prime Money Fund II                                             -5.51%           2.24%            5.93%
Fidelity VIP Contrafund                                                   -16.18%          1.88%           10.69%
Fidelity VIP Equity-Income                                                -23.72%          -1.55%           8.38%
Fidelity VIP Growth                                                       -36.78%          -2.20%           6.88%
Fidelity VIP High Income                                                  -3.48%           -7.99%           1.96%
Fidelity VIP Index 500                                                    -28.98%          -2.70%           7.49%
Fidelity VIP Overseas                                                     -27.03%          -5.84%           3.20%
MFS Emerging Growth                                                       -40.69%          -5.79%           2.84%
MFS Investors Trust                                                       -27.71%          -4.72%           4.15%
MFS New Discovery                                                         -38.30%           N/A             0.55%
MFS Research                                                              -31.25%          -4.72%           3.20%
MFS Utilities                                                             -29.49%          -3.76%           6.82%
Oppenheimer Aggressive Growth                                             -34.48%          -3.75%           5.13%
Oppenheimer Capital Appreciation                                          -33.56%          0.47%            8.59%
Oppenheimer Global Securities                                             -28.87%          3.59%           10.34%
Oppenheimer Main Street                                                   -25.56%          -5.13%           7.12%
Oppenheimer Multiple Strategies                                           -17.22%          1.20%            6.51%
Oppenheimer Strategic Bond                                                 0.49%           2.25%            4.25%
Putnam VT Discovery Growth - Class IB (1)                                 -36.26%           N/A            -41.79%
Putnam VT Diversified Income - Class IB (1)                               -1.04%           -0.03%           2.80%
Putnam VT Growth and Income - Class IB (1)                                -25.75%          -2.74%           6.93%
Putnam VT Growth Opportunities - Class IB (1)                             -36.17%           N/A            -33.28%
Putnam VT Health Sciences - Class IB (1)                                  -27.09%           N/A            -3.60%
Putnam VT New Value - Class IB (1)                                        -22.39%          0.71%            3.13%
STI Capital Appreciation                                                  -28.62%          -0.51%           7.93%
STI Growth and Income                                                     -27.34%           N/A            -9.28%
STI International Equity                                                  -25.35%          -6.68%          -2.81%
STI Investment Grade Bond                                                  0.45%           4.15%            4.61%
STI Mid-Cap Equity                                                        -35.14%          -4.60%           1.90%
STI Small Cap Value Equity                                                -8.09%           1.27%            0.73%
STI Value Income Stock                                                    -23.76%          -2.60%           4.75%
Templeton Global Income Securities - Class 2(2)                           14.09%           3.42%            4.65%
Templeton Growth Securities - Class 2(2)                                  -25.25%          -0.45%           4.68%

(1) For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on January 6, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

* The inception dates of the Portfolios corresponding to the Variable
Sub-Accounts are as follows:

AIM V.I. Balanced                                    May 1, 1998
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Core Equity                                 May 2, 1994
AIM V.I. Growth                                      May 5, 1993
AIM V.I. High Yield                                  May 1, 1998
AIM V.I. Premier Equity                              May 5, 1993
Federated Prime Money Fund II                        November 21, 1994
Fidelity VIP Contrafund                              January 3, 1995
Fidelity VIP Equity-Income                           October 23, 1986
Fidelity VIP Growth                                  October 9, 1986
Fidelity VIP High Income                             September 19, 1985
Fidelity VIP Index 500                               August 28, 1992
Fidelity VIP Overseas                                January 29, 1987
MFS Emerging Growth                                  July 24, 1995
MFS Investors Trust                                  October 9, 1995
MFS New Discovery                                    April 29, 1998
MFS Research                                         July 26, 1995
MFS Utilities                                        January 3, 1995
Oppenheimer Aggressive Growth                        August 15, 1986
Oppenheimer Capital Appreciation                     April 3, 1985
Oppenheimer Global Securities                        November 12, 1990
Oppenheimer Main Street                                 July 5, 1995
Oppenheimer Multiple Strategies                      February 9, 1987
Oppenheimer Strategic Bond                           May 3, 1993
Putnam VT Discovery Growth - Class IB                September 29, 2000
Putnam VT Diversified Income - Class IB              September 15, 1993
Putnam VT Growth and Income - Class IB               February 1, 1988
Putnam VT Growth Opportunities - Class IB            January 31, 2000
Putnam VT Health Sciences - Class IB                 April 30, 1998
Putnam VT New Value - Class IB                       January 2, 1997
STI Capital Appreciation                             October 2, 1995
STI Growth and Income                                December 31, 1999
STI International Equity                             November 7, 1996
STI Investment Grade Bond                            October 2, 1995
STI Mid-Cap Equity                                   October 2, 1995
STI Small Cap Value Equity                           October 21, 1997
STI Value Income Stock                               October 2, 1995
Templeton Global Income Securities                   January 24, 1989
Templeton Growth Securities                          March 15, 1994



(With the Enhanced Death Benefit Option)*

                                                  Performance as of December 31, 2002

                                                                                                       0 Year or Since
 Fund**                                                                   1 Year           5 Year     1   Inception
AIM V.I. Balanced                                                         -23.95%           N/A            -3.35%
AIM V.I. Capital Appreciation                                             -31.15%          -4.22%           5.68%
AIM V.I. Core Equity                                                      -22.45%          -2.89%           6.20%
AIM V.I. Growth                                                           -37.71%         -10.05%           2.21%
AIM V.I. High Yield                                                       -12.79%           N/A            -8.60%
AIM V.I. Premier Equity                                                   -37.00%          -4.15%           6.20%
Federated Prime Money Fund II                                             -5.61%           2.14%            5.82%
Fidelity VIP Contrafund                                                   -16.27%          1.77%           10.57%
Fidelity VIP Equity-Income                                                -23.80%          -1.65%           8.27%
Fidelity VIP Growth                                                       -36.85%          -2.30%           6.78%
Fidelity VIP High Income                                                  -3.58%           -8.08%           1.86%
Fidelity VIP Index 500                                                    -29.06%          -2.80%           7.38%
Fidelity VIP Overseas                                                     -27.11%          -5.93%           3.10%
MFS Emerging Growth                                                       -40.75%          -5.89%           2.73%
MFS Investors Trust                                                       -27.79%          -4.82%           4.05%
MFS New Discovery                                                         -38.36%           N/A             0.45%
MFS Research                                                              -31.33%          -4.82%           3.10%
MFS Utilities                                                             -29.56%          -3.86%           6.71%
Oppenheimer Aggressive Growth                                             -34.56%          -3.85%           5.03%
Oppenheimer Capital Appreciation                                          -33.63%          0.37%            8.48%
Oppenheimer Global Securities                                             -28.95%          3.48%           10.23%
Oppenheimer Main Street                                                   -25.64%          -5.23%           7.01%
Oppenheimer Multiple Strategies                                           -17.31%          1.10%            6.41%
Oppenheimer Strategic Bond                                                 0.38%           2.14%            4.14%
Putnam VT Discovery Growth - Class IB (1)                                 -36.33%           N/A            -41.85%
Putnam VT Diversified Income - Class IB (1)                               -1.14%           -0.13%           2.70%
Putnam VT Growth and Income - Class IB (1)                                -25.83%          -2.84%           6.82%
Putnam VT Growth Opportunities - Class IB (1)                             -36.24%           N/A            -33.35%
Putnam VT Health Sciences - Class IB (1)                                  -27.17%           N/A            -3.70%
Putnam VT New Value - Class IB (1)                                        -22.47%          0.61%            3.03%
STI Capital Appreciation                                                  -28.70%          -0.61%           7.82%
STI Growth and Income                                                     -27.42%           N/A            -9.37%
STI International Equity                                                  -25.43%          -6.78%          -2.91%
STI Investment Grade Bond                                                  0.34%           4.04%            4.51%
STI Mid-Cap Equity                                                        -35.21%          -4.69%           1.80%
STI Small Cap Value Equity                                                -8.19%           1.17%            0.62%
STI Value Income Stock                                                    -23.84%          -2.70%           4.65%
Templeton Global Income Securities - Class 2 (2)                          13.97%           3.31%            4.55%
Templeton Growth Securities - Class 2 (2)                                 -25.33%          -0.55%           4.57%

*Performance figures have been adjusted to reflect the current charge for the Enhanced Death Benefit Option as if that feature had been available throughout the periods shown.

** The inception dates for the Portfolios appear in the asterisked footnote to the preceding table.

(1) For periods prior to the inception of the Portfolios' Class IB shares (12b-1 class), the performance shown is based on the historical performance of the Portfolios' Class IA shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

(2) Each of the Portfolios' Class 2 shares (12b-1 class) were first offered on January 6, 1999. For periods prior to this date, the performance shown is based on the historical performance of the Portfolios' Class 1 shares (non-12b-1 class), adjusted to reflect the 12b-1 fees of the Portfolios' 12b-1 class shares.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable
Sub-Account and the deduction of certain expenses and charges. A "Valuation
Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation
Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net
Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

        (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation
        Period; plus,

        (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding
Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income
Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable
Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity
Unit Values will depend upon the investment experience of the particular
Portfolio in which the Variable Sub-Account invests. We calculate the Annuity
Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

-    multiplying the Annuity Unit Value at the end of the immediately preceding
     Valuation Period by the Variable Sub-Account's Net Investment Factor
     (described in the preceding section) for the Period; and then

-    dividing the product by the sum of 1.0 plus the assumed investment rate or the Valuation Period. The assumed investment rate is an effective annual
     rate of 3%.


The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The
Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

We may require you to return the Contract prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets.
We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable
Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.


EXPERTS

The financial statements of Glenbrook Life and Annuity Company as of December
31, 2002 and 2001 and for each of the three years in the period ended December
31, 2002 and the related financial statement schedule included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the sub-accounts comprising Glenbrook Life and Annuity Company Variable Annuity Account as of December 31, 2002 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two year period then ended, the financial statements of Glenbrook Life as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedules of Glenbrook Life appearing herein should be considered only as bearing upon the ability of Glenbrook Life to meet its obligations under the Contracts.



INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                       GLENBROOK LIFE AND ANNUITY COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                    YEAR ENDED DECEMBER 31,
                                                            ---------------------------------------
(IN THOUSANDS)                                                 2002          2001          2000
                                                            ----------    ----------    -----------
REVENUES
Net investment income                                       $   10,335    $   10,715    $    10,808
Realized capital gains and losses                               (1,984)          435            419
                                                            ----------    ----------    -----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                 8,351        11,150         11,227
Income tax expense                                               2,839         3,896          3,925
                                                            ----------    ----------    -----------

NET INCOME                                                       5,512         7,254          7,302
                                                            ----------    ----------    -----------

OTHER COMPREHENSIVE INCOME, AFTER-TAX
Change in unrealized net capital gains and losses                5,088         1,633          3,603
                                                            ----------    ----------    -----------

COMPREHENSIVE INCOME                                        $   10,600    $    8,887    $    10,905
                                                            ==========    ==========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                              DECEMBER 31,
                                                                                      ---------------------------

                                                                                          2002           2001
                                                                                      ------------    -----------
(IN THOUSANDS, EXCEPT PAR VALUE DATA)

ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $158,963 and $154,154)      $    173,611    $   160,974
   Short-term                                                                                2,778          6,592
                                                                                      ------------    -----------
      Total investments                                                                    176,389        167,566

Cash                                                                                         1,235              -
Reinsurance recoverable from Allstate Life Insurance Company, net                        6,203,516      5,378,036
Other assets                                                                                 3,388          3,404
Current income taxes receivable                                                                 20              -
Receivable from affiliates, net                                                              5,680              -
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL ASSETS                                                                  $  7,545,340    $ 7,096,959
                                                                                      ============    ===========
LIABILITIES
Contractholder funds                                                                  $  6,195,649    $ 5,370,475
Reserve for life-contingent contract benefits                                                7,867          7,561
Current income taxes payable                                                                     -          3,844
Deferred income taxes                                                                        4,629          2,610
Other liabilities and accrued expenses                                                       9,165              -
Payable to affiliates, net                                                                       -          2,198
Separate Accounts                                                                        1,155,112      1,547,953
                                                                                      ------------    -----------
        TOTAL LIABILITIES                                                                7,372,422      6,934,641
                                                                                      ------------    -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized, 5,000 shares issued and
   outstanding                                                                               2,500           2,500
Additional capital paid-in                                                                 119,241         119,241
Retained income                                                                             41,656          36,144
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                   9,521           4,433
                                                                                      ------------     -----------
        Total accumulated other comprehensive income                                         9,521           4,433
                                                                                      ------------     -----------
        TOTAL SHAREHOLDER'S EQUITY                                                         172,918         162,318
                                                                                      ------------     -----------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                    $  7,545,340     $ 7,096,959
                                                                                      ============     ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                YEAR ENDED DECEMBER 31,
                                                                      -----------------------------------------
(IN THOUSANDS)                                                            2002          2001           2000
                                                                      ------------  ------------    -----------
COMMON STOCK                                                          $      2,500         2,500    $     2,500
                                                                      ------------  ------------    -----------

ADDITIONAL CAPITAL PAID-IN                                                 119,241       119,241        119,241
                                                                      ------------  ------------    -----------

RETAINED INCOME
Balance, beginning of year                                                  36,144        28,890         21,588
Net income                                                                   5,512         7,254          7,302
                                                                      ------------  ------------    -----------
Balance, end of year                                                        41,656        36,144         28,890
                                                                      ------------  ------------    -----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Balance, beginning of year                                                   4,433         2,800           (803)
Change in unrealized net capital gains and losses                            5,088         1,633          3,603
                                                                      ------------  ------------    -----------
Balance, end of year                                                         9,521         4,433          2,800
                                                                      ------------  ------------    -----------

TOTAL SHAREHOLDER'S EQUITY                                            $    172,918  $    162,318    $   153,431
                                                                      ============  ============    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                 YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------
(IN THOUSANDS)                                                              2002          2001          2000
                                                                        -----------    ---------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                              $     5,512    $   7,254    $     7,302
Adjustments to reconcile net income to net cash provided by
      operating activities:
          Amortization and other non-cash items                                  (6)         (77)          (468)
          Realized capital gains and losses                                   1,984         (435)          (419)
          Changes in:
             Income taxes                                                    (4,585)           4          1,563
             Receivable/payable to affiliates, net                           (7,878)      (2,903)           979
             Other operating assets and liabilities                           9,181       (1,491)          (725)
                                                                        -----------    ---------    -----------
                Net cash provided by operating activities                     4,208        2,352          8,232
                                                                        -----------    ---------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                 4,885       14,535         20,682
          Investment collections                                             18,720        9,553          3,163
          Investments purchases                                             (30,392)     (36,433)       (68,967)
Change in short-term investments, net                                         3,814       (3,507)        50,381
                                                                        -----------    ---------    -----------
                Net cash (used in) provided by investing activities          (2,973)     (15,852)         5,259
                                                                        -----------    ---------    -----------

NET INCREASE (DECREASE) IN CASH                                               1,235      (13,500)        13,491
CASH AT BEGINNING OF YEAR                                                         -       13,500              9
                                                                        -----------    ---------    -----------
CASH AT END OF YEAR                                                     $     1,235    $       -    $    13,500
                                                                        ===========    =========    ===========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform with the 2002 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     Glenbrook Life, a single segment entity, markets a diversified group of products to meet customers' lifetime needs in the areas of financial protection and retirement solutions through financial services firms. These products include interest-sensitive life insurance, including single premium life insurance and variable life insurance; fixed annuities including market value adjusted annuities and equity-indexed annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable annuities, variable life insurance and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and a registered broker-dealer under the Securities Exchange Act of 1934.

     The Company is authorized to sell life insurance and annuity products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred annuities and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control or other factors affecting these non-affiliated entities with which the Company has distribution agreements could negatively impact the Company's sales.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, asset-backed and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based on independent market quotations. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. The difference between amortized cost and fair value, net of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed and asset-backed securities is determined using the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions and write-downs in value due to other than temporary declines in fair value.

     The Company writes down to fair value any fixed income security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Payout annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on payout annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the contract.

     Interest-sensitive life insurance contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and payout annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as additions to Contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and early surrender. These revenues are recognized when levied against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life insurance contracts and investment contracts. Crediting rates for fixed rate annuities and interest-sensitive life insurance contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities and variable life insurance. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these products consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

early surrender. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

REINSURANCE RECOVERABLE

     The Company has reinsurance agreements whereby substantially all contract charges, contract benefits, interest credited to contractholder funds and certain expenses are ceded to ALIC (see Note 3). These amounts are reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments and differences in the tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract charges for maintenance and administration services, mortality, early surrender and expenses, which are ceded to ALIC.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The Reserve for life-contingent contract benefits, which relates to payout annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and contract duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life insurance policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, and contract charges for mortality and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in
Note 6.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARD

     In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value basis. The Company adopted SFAS No. 142 effective January 1, 2002. The non-amortization provisions of SFAS No. 142 did not have a material impact on the Company. The Company has analyzed the unamortized goodwill balance as of December 31, 2002 for impairment using the fair value impairment approach prescribed by SFAS No. 142 and has determined that the balance is fully recoverable.

PENDING ACCOUNTING STANDARDS

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed minimum death benefits or other insurance benefits. The finalized SOP may also require a liability for guaranteed minimum income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the amounts ceded to and reinsurance recoverable from ALIC depending on the market conditions at the time of adoption, but are not expected to have a material impact on the Company's Statements of Financial Position.

     The FASB has exposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument." The proposed guidance requires recognizing an embedded derivative in certain reinsurance agreements when certain conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to Net Income in the first fiscal quarter beginning after June 15, 2003. The provisions of the proposed guidance, as currently drafted and interpreted, would not have a material impact on the Company's reinsurance balances that would be subject to the proposed guidance. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of that the proposed guidance is expected to be immaterial to both the Company's Statements of Financial Position and Statements of Operations and Comprehensive Income.

3.   RELATED PARTY TRANSACTIONS

REINSURANCE

     The Company has reinsurance agreements whereby substantially all contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the Statements of Operations and Comprehensive Income. Reinsurance recoverable and the related Reserve for life-contingent contract benefits and Contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for risks reinsured.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Investment income earned on the assets which support Contractholder funds and the Reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

     The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         -------------------------------------------
(IN THOUSANDS)                                                               2002            2001            2000
                                                                         -----------     -----------     -----------
Contract charges                                                         $    30,368     $    31,771     $    37,965
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                        364,379         384,825         331,220

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, ALIC and Allstate Investments LLC and business facilities owned or leased, and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $38.8 million, $48.6 million and $48.6 million in 2002, 2001 and 2000, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. There was no outstanding balance at December 31, 2002 or 2001.

4.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                          GROSS UNREALIZED
                                                   AMORTIZED       -------------------------------         FAIR
(IN THOUSANDS)                                       COST              GAINS            LOSSES             VALUE
                                                 -------------     -------------    --------------     -------------
AT DECEMBER 31, 2002
U.S. government and agencies                     $      49,529     $       6,661    $            -     $      56,190
Municipal                                                  412                45                 -               457
Corporate                                               67,717             6,105              (991)           72,831
Asset-backed securities                                 10,079             1,025                 -            11,104
Mortgage-backed securities                              31,226             1,809                (6)           33,029
                                                 -------------    --------------    --------------     -------------
     Total fixed income securities               $     158,963    $       15,645    $         (997)    $     173,611
                                                 =============    ==============    ==============     =============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

                                                                         GROSS UNREALIZED
                                                   AMORTIZED      -----------------------------         FAIR
                                                     COST            GAINS            LOSSES            VALUE
                                                 ------------     ------------    -------------    -------------
AT DECEMBER 31, 2001
U.S. government and agencies                     $     44,832    $       2,508    $        (24)    $      47,316
Municipal                                               1,815               20              (3)            1,832
Corporate                                              75,425            3,532            (650)           78,307
Asset-backed securities                                     -                -               -                 -
Mortgage-backed securities                             32,082            1,447             (10)           33,519
                                                 ------------    -------------    -------------    -------------
     Total fixed income securities               $    154,154    $       7,507    $       (687)    $     160,974
                                                 ============    =============    =============    =============

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                    AMORTIZED            FAIR
(IN THOUSANDS)                                                        COST               VALUE
                                                                 ---------------    ---------------
Due in one year or less                                          $         1,894    $         1,918
Due after one year through five years                                     46,819             50,248
Due after five years through ten years                                    52,682             57,300
Due after ten years                                                       16,263             20,012
                                                                 ---------------    ---------------
                                                                         117,658            129,478
Mortgage and asset-backed securities                                      41,305             44,133
                                                                 ---------------    ---------------
         Total                                                   $       158,963    $       173,611
                                                                 ===============    ===============

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                                YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------
(IN THOUSANDS)                                                          2002            2001            2000
                                                                    -------------   -------------   -------------
Fixed income securities                                             $      10,381   $      10,566   $      10,317
Short-term investments                                                        135             409             587
                                                                    -------------   -------------   -------------
         Investment income, before expense                                 10,516          10,975          10,904
         Investment expense                                                   181             260              96
                                                                    -------------   -------------   -------------
         Net investment income                                      $      10,335   $      10,715   $      10,808
                                                                    =============   =============   =============

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Fixed income securities                                             $     (1,984)     $      435       $       419
Income taxes                                                                 694            (152)             (147)
                                                                    ------------      ----------       -----------
Realized capital gains and losses, after tax                        $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

(IN THOUSANDS)                                                          2002             2001              2000
                                                                    ------------      ----------       -----------
Write-downs in value                                                $     (1,904)     $        -       $         -
Sales - Fixed income securities                                              (80)            435               419
                                                                    ------------      ----------       -----------
    Realized capital gains and losses                                     (1,984)            435               419
    Income taxes                                                             694            (152)             (147)
                                                                    ------------      ----------       -----------
    Realized capital gains and losses, after-tax                    $     (1,290)     $      283       $       272
                                                                    ============      ==========       ===========

     Excluding calls and prepayments, gross gains of $54 thousand, $636 thousand and $807 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively, and gross losses of $134 thousand, $201 thousand, and $388 thousand were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                 GROSS UNREALIZED
                                                 FAIR       -------------------------      UNREALIZED
(IN THOUSANDS)                                   VALUE         GAINS         LOSSES        NET GAINS
                                             ------------   -----------   -----------    -------------
Fixed income securities                      $    173,611   $    15,645   $      (997)   $      14,648
                                             ============   ===========   ===========
Deferred income taxes                                                                           (5,127)
                                                                                         -------------
Unrealized net capital gains and losses                                                  $       9,521
                                                                                         =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                 YEAR ENDED DECEMBER 31,
                                                                    ----------------------------------------------
(IN THOUSANDS)                                                          2002             2001             2000
                                                                    ------------     ------------     ------------
Fixed income securities                                             $      7,828     $      2,512     $      5,544
Deferred income taxes                                                     (2,740)            (879)          (1,941)
                                                                    ------------     ------------     ------------
Increase in unrealized net capital gains and losses                 $      5,088     $      1,633     $      3,603
                                                                    ============     ============     ============

SECURITIES ON DEPOSIT

     At December 31, 2002, fixed income securities with a carrying value of $10.2 million were on deposit with regulatory authorities as required by law.

5.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including Reinsurance recoverable, net) and liabilities (including Reserve for life-contingent contract benefits and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as Accrued investment income and Cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                               2002                               2001
                                                  -------------------------------     ------------------------------
                                                     CARRYING           FAIR            CARRYING           FAIR
(IN THOUSANDS)                                        VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                           $     173,611     $     173,611     $     160,974    $     160,974
Short-term investments                                    2,778             2,778             6,592            6,592
Separate Accounts                                     1,155,112         1,155,112         1,547,953        1,547,953

     The fair value of publicly traded fixed income securities is based upon quoted market prices or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. Separate Accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                                 2002                              2001
                                                     ------------------------------    -----------------------------
                                                       CARRYING           FAIR           CARRYING           FAIR
(IN THOUSANDS)                                           VALUE            VALUE            VALUE            VALUE
                                                     -------------     ------------    ------------     ------------
Contractholder funds on investment contracts         $   6,105,536     $  5,863,243    $  5,332,632     $  5,086,856
Separate Accounts                                        1,155,112        1,155,112       1,547,953        1,547,953

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2002 or 2001.

6.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     Reserves for life-contingent contract benefits consist of payout annuities with life contingencies. The reserve calculation equals the present value of contractually fixed future benefits based on mortality and interest assumptions. The assumptions utilized for mortality generally include industry standard tables, such as the 1983 group annuity mortality table, and tables based on historical company experience. Interest rate assumptions vary from 2.4% to 7.7%.

     At December 31, Contractholder funds consists of the following:

(IN THOUSANDS)                                        2002             2001
                                                 --------------   --------------
Interest-sensitive life                          $      121,760   $       67,555
Investment contracts:
  Payout annuities                                       27,565           24,123
  Fixed annuities                                     6,046,324        5,278,797
                                                 --------------   --------------
  Total Contractholder funds                     $    6,195,649   $    5,370,475
                                                 ==============   ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to Contractholder funds:

           PRODUCT                           INTEREST RATE                      WITHDRAWAL/SURRENDER CHARGES
------------------------------   ---------------------------------------   ---------------------------------------
Interest-sensitive life          Interest rates credited range from        Either a percentage of account
                                 3.3% - 6.2%                               balance or dollar amount grading off
                                                                           generally over 20 years

Investment contracts             Interest rates credited range from        Either a declining or a level
                                 2.4% to 7.3% for payout annuities and     percentage charge generally over nine
                                 0.0% to 7.9% for fixed annuities          years or less
                                 including equity-indexed annuities

     Contractholder fund activity for the year ended December 31, was as follows:

(IN THOUSANDS)                                       2002               2001
                                               ---------------    ---------------
Balance, beginning of year                     $     5,370,475    $     4,696,846
Deposits                                             1,143,977          1,125,746
Surrenders and withdrawals                            (399,161)          (414,917)
Death benefits                                        (174,317)          (158,610)
Interest credited to contractholder funds              289,746            277,057
Transfers (to) from Separate Accounts                  (29,602)          (155,315)
Other                                                   (5,469)              (332)
                                               ---------------    ---------------
Balance, end of year                           $     6,195,649    $     5,370,475
                                               ===============    ===============

7.   THIRD PARTY ADMINISTRATION AGREEMENT

     On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.   COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     Various legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the potential target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status and the existence of the reinsurance agreement with ALIC, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to contractholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

9.   INCOME TAXES

     For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Company's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

(IN THOUSANDS)                                      2002              2001
                                               --------------    --------------
DEFERRED ASSETS
Difference in tax bases of investments         $          501     $           -
                                               --------------    --------------
     Total deferred assets                                501                 -

DEFERRED LIABILITIES
Unrealized net capital gains                           (5,127)           (2,387)
Difference in tax bases of investments                      -              (220)
Other liabilities                                          (3)               (3)
                                               --------------    --------------
     Total deferred liabilities                        (5,130)           (2,610)
                                               --------------    --------------
       Net deferred liabilities                $       (4,629)   $       (2,610)
                                               ==============    ==============

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

(IN THOUSANDS)                                      2002              2001              2000
                                               --------------    --------------    --------------
Current                                        $        3,560    $        4,008    $        3,730
Deferred                                                 (721)             (112)              195
                                               --------------    --------------    --------------
  Total income tax expense                     $        2,839    $        3,896    $        3,925
                                               ==============    ==============    ==============

     The Company paid income taxes of $7.4 million, $3.9 million and $2.4 million in 2002, 2001 and 2000, respectively.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                               2002              2001              2000
                                          --------------    --------------    --------------
Statutory federal income tax rate                   35.0%             35.0%             35.0%
Adjustment to prior year tax liabilities            (0.9)                -                 -
Other                                               (0.1)             (0.1)                -
                                          --------------    --------------    --------------
Effective income tax rate                           34.0%             34.9%             35.0%
                                          ==============    ==============    ==============

10.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                     NET INCOME                    SHAREHOLDER'S EQUITY
                                                       --------------------------------------    ------------------------
(IN THOUSANDS)                                            2002          2001          2000          2002          2001
                                                       ----------    ----------    ----------    ----------    ----------
Balance per GAAP                                       $    5,512    $    7,254    $    7,302    $  172,918    $  162,318
Unrealized gain on fixed income securities                      -             -             -       (14,648)       (6,820)
Deferred income taxes                                        (710)          (65)         (554)        3,524           269
Reserves and non-admitted assets                              155          (150)         (197)       (1,000)       (7,699)
Other                                                           1           (55)           46          (393)        5,973
                                                       ----------    ----------    ----------    ----------    ----------
Balance per statutory accounting practices             $    4,958    $    6,984    $    6,597    $  160,401    $  154,041
                                                       ==========    ==========    ==========    ==========    ==========

     The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual ("Codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

     Accounting changes adopted to conform to the provisions of Codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The amount of dividends that can be paid to the shareholder, without approval by the state insurance regulator is limited by specific surplus and net income criteria as provided in the dividend restriction provision of the Arizona Insurance Holding Company System laws. The maximum amount of dividends that the Company can distribute during 2003 without prior approval of the Arizona Department of Insurance is $6.9 million.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2002, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME

     The components of Other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

(IN THOUSANDS)
UNREALIZED CAPITAL GAINS AND LOSSES:

                                                                             2002
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,844   $       (2,046)   $        3,798
Less: reclassification adjustments                             (1,984)             694            (1,290)
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    7,828           (2,740)            5,088
                                                       --------------   --------------    --------------
Other comprehensive income                             $        7,828   $       (2,740)   $        5,088
                                                       ==============   ==============    ==============

                                                                             2001
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        2,948   $       (1,032)   $        1,916
Less: reclassification adjustments                                436             (153)              283
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    2,512             (879)            1,633
                                                       --------------   --------------    --------------
Other comprehensive income                             $        2,512   $         (879)   $        1,633
                                                       ==============   ==============    ==============

                                                                             2000
                                                       -------------------------------------------------
                                                                                              After-
                                                           Pretax             Tax               tax
                                                       --------------   --------------    --------------
Unrealized holding gains arising during the period     $        5,752   $       (2,014)   $        3,738
Less: reclassification adjustments                                208              (73)              135
                                                       --------------   --------------    --------------
Unrealized net capital gains                                    5,544           (1,941)            3,603
                                                       --------------   --------------    --------------
Other comprehensive income                             $        5,544   $       (1,941)   $        3,603
                                                       ==============   ==============    ==============

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            SCHEDULE IV--REINSURANCE

(IN THOUSANDS)

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2002             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    283,913   $    283,913   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     30,368   $     30,368   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2001             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $    187,400   $    187,400   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     31,711   $     31,711   $          -
                                      ============   ============   ============

                                         GROSS                          NET
YEAR ENDED DECEMBER 31, 2000             AMOUNT          CEDED         AMOUNT
-----------------------------------   ------------   ------------   ------------
Life insurance in force               $     88,042   $     88,042   $          -
                                      ============   ============   ============

Premiums and contract charges:
       Life and annuities             $     37,965   $     37,965   $          -
                                      ============   ============   ============

                                    --------------------------------------------
                                    GLENBROOK LIFE AND
                                    ANNUITY COMPANY
                                    VARIABLE ANNUITY
                                    ACCOUNT

                                    FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                                    AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                                    AND DECEMBER 31, 2001, AND INDEPENDENT
                                    AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life and Annuity Company Variable Annuity Account (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life and Annuity Company Variable Annuity Account as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Chicago, Illinois
March 7, 2003

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                               AIM V. I.     AIM V. I. Capital     AIM V. I.        AIM V. I.      AIM V. I.
                                               Balanced        Appreciation       Core Equity        Growth       High Yield
                                             -------------   -----------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $     705,921   $      10,758,102   $   1,047,243   $     458,445   $     931,428
                                             -------------   -----------------   -------------   -------------   -------------

    Total assets                             $     705,921   $      10,758,102   $   1,047,243   $     458,445   $     931,428
                                             =============   =================   =============   =============   =============

NET ASSETS
Accumulation units                           $     705,921   $      10,758,102   $   1,047,243   $     458,445   $     931,428
Contracts in payout (annuitization) period              --                  --              --              --              --
                                             -------------   -----------------   -------------   -------------   -------------

    Total net assets                         $     705,921   $      10,758,102   $   1,047,243   $     458,445   $     931,428
                                             =============   =================   =============   =============   =============

FUND SHARE INFORMATION
    Number of shares                                80,677             654,784          61,639          40,570         186,286
                                             =============   =================   =============   =============   =============

    Cost                                     $     974,825   $      21,193,073   $   1,775,819   $   1,233,928   $   1,508,600
                                             =============   =================   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------

                                               AIM Variable      Federated
                                             Insurance Funds  Insurance Series             Fidelity Variable Insurance
                                               Sub-Accounts     Sub-Account                Products Fund Sub-Accounts
                                             --------------   -----------------   ----------------------------------------------

                                                                  Federated
                                                AIM V. I.        Prime Money                        VIP Equity-
                                             Premier Equity       Fund II         VIP Contrafund      Income        VIP Growth
                                             --------------   -----------------   --------------   -------------   -------------
ASSETS
Investments at fair value                    $    2,742,430   $      12,051,947   $    1,259,910   $   1,042,070   $   1,779,674
                                             --------------   -----------------   --------------   -------------   -------------

    Total assets                             $    2,742,430   $      12,051,947   $    1,259,910   $   1,042,070   $   1,779,674
                                             ==============   =================   ==============   =============   =============

NET ASSETS
Accumulation units                           $    2,742,430   $      12,049,328   $    1,259,910   $   1,042,070   $   1,779,674
Contracts in payout (annuitization) period               --               2,619               --              --              --
                                             --------------   -----------------   --------------   -------------   -------------

    Total net assets                         $    2,742,430   $      12,051,947   $    1,259,910   $   1,042,070   $   1,779,674
                                             ==============   =================   ==============   =============   =============

FUND SHARE INFORMATION
    Number of shares                                169,077          12,051,947           69,608          57,383          75,925
                                             ==============   =================   ==============   =============   =============

    Cost                                     $    5,248,300   $      12,051,947   $    1,654,831   $   1,300,767   $   3,593,794
                                             ==============   =================   ==============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Franklin Templeton
                                                       Fidelity Variable Insurance                   Variable Insurance
                                                       Products Fund Sub-Accounts                Products Trust Sub-Accounts
                                             -------------------------------------------------   -----------------------------

                                                                                                   Templeton       Templeton
                                               VIP High                                          Global Income      Growth
                                                Income         VIP Index 500     VIP Overseas     Securities      Securities
                                             -------------   -----------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $     222,789   $       2,483,770   $     315,679   $     602,182   $   4,807,006
                                             -------------   -----------------   -------------   -------------   -------------

    Total assets                             $     222,789   $       2,483,770   $     315,679   $     602,182   $   4,807,006
                                             =============   =================   =============   =============   =============


NET ASSETS
Accumulation units                           $     222,789   $       2,483,770   $     315,679   $     602,182   $   4,807,006
Contracts in payout (annuitization) period              --                  --              --              --              --
                                             -------------   -----------------   -------------   -------------   -------------

    Total net assets                         $     222,789   $       2,483,770   $     315,679   $     602,182   $   4,807,006
                                             =============   =================   =============   =============   =============

FUND SHARE INFORMATION
    Number of shares                                37,570              24,858          28,750          44,311         558,954
                                             =============   =================   =============   =============   =============

    Cost                                     $     300,779   $       3,815,708   $     583,110   $     486,109   $   6,916,996
                                             =============   =================   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                             ---------------------------------------------------------------------------------

                                              MFS Emerging     MFS Investors        MFS New          MFS             MFS
                                                Growth             Trust           Discovery       Research       Utilities
                                             -------------   -----------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $     837,205   $         285,224   $      58,751   $     475,408   $      42,328
                                             -------------   -----------------   -------------   -------------   -------------

    Total assets                             $     837,205   $         285,224   $      58,751   $     475,408   $      42,328
                                             =============   =================   =============   =============   =============

NET ASSETS
Accumulation units                           $     837,205   $         285,224   $      58,751   $     475,408   $      42,328
Contracts in payout (annuitization) period              --                  --              --              --              --
                                             -------------   -----------------   -------------   -------------   -------------

    Total net assets                         $     837,205   $         285,224   $      58,751   $     475,408   $      42,328
                                             =============   =================   =============   =============   =============

FUND SHARE INFORMATION
    Number of shares                                70,294              21,175           5,627          44,101           3,519
                                             =============   =================   =============   =============   =============

    Cost                                     $   2,117,158   $         421,834   $      73,615   $     889,821   $      47,774
                                             =============   =================   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                                               Oppenheimer Variable Account Funds Sub-Accounts
                                             ---------------------------------------------------------------------------------
                                                                                                  Oppenheimer
                                              Oppenheimer      Oppenheimer        Oppenheimer     Main Street     Oppenheimer
                                              Aggressive         Capital            Global         Growth &         Multiple
                                                Growth         Appreciation       Securities        Income         Strategies
                                             -------------   -----------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $     567,553   $       1,069,936   $   1,224,469   $   2,231,330   $   5,875,464
                                             -------------   -----------------   -------------   -------------   -------------

    Total assets                             $     567,553   $       1,069,936   $   1,224,469   $   2,231,330   $   5,875,464
                                             =============   =================   =============   =============   =============

NET ASSETS
Accumulation units                           $     567,553   $       1,051,857   $   1,224,469   $   2,231,330   $   5,844,482
Contracts in payout (annuitization) period              --              18,079              --              --          30,982
                                             -------------   -----------------   -------------   -------------   -------------

    Total net assets                         $     567,553   $       1,069,936   $   1,224,469   $   2,231,330   $   5,875,464
                                             =============   =================   =============   =============   =============

FUND SHARE INFORMATION
    Number of shares                                19,417              40,193          69,179         145,648         446,464
                                             =============   =================   =============   =============   =============

    Cost                                     $   1,497,634   $       1,803,965   $   1,963,621   $   3,215,416   $   7,264,450
                                             =============   =================   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------

                                              Oppenheimer
                                               Variable
                                             Account Funds
                                              Sub-Accounts                  Putnam Variable Trust Sub-Accounts
                                             -------------   -----------------------------------------------------------------

                                              Oppenheimer
                                               Strategic       VT Diversified      VT Growth       VT Growth       VT Health
                                                 Bond             Income         Opportunities     and Income      Sciences
                                             -------------   -----------------   -------------   -------------   -------------
ASSETS
Investments at fair value                    $   2,655,524   $          27,076   $       1,180   $      15,247   $      39,356
                                             -------------   -----------------   -------------   -------------   -------------

    Total assets                             $   2,655,524   $          27,076   $       1,180   $      15,247   $      39,356
                                             =============   =================   =============   =============   =============

NET ASSETS
Accumulation units                           $   2,655,524   $          27,076   $       1,180   $      15,247   $      39,356
Contracts in payout (annuitization) period              --                  --              --              --              --
                                             -------------   -----------------   -------------   -------------   -------------

    Total net assets                         $   2,655,524   $          27,076   $       1,180   $      15,247   $      39,356
                                             =============   =================   =============   =============   =============

FUND SHARE INFORMATION
    Number of shares                               581,077               3,193             316             818           4,223
                                             =============   =================   =============   =============   =============

    Cost                                     $   2,704,927   $          26,048   $       1,268   $      18,352   $      46,739
                                             =============   =================   =============   =============   =============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                              Putnam Variable
                                                  Trust
                                               Sub-Accounts                  STI Classic Variable Trust Sub-Accounts
                                             -----------------   -----------------------------------------------------------------

                                                                  STI Capital     STI Growth   STI International   STI Investment
                                               VT New Value       Appreciation     & Income         Equity           Grade Bond
                                             -----------------   -------------   -----------   -----------------   ---------------
ASSETS
Investments at fair value                    $          69,041   $  50,910,172   $   828,538   $       5,628,007   $    16,452,539
                                             -----------------   -------------   -----------   -----------------   ---------------

    Total assets                             $          69,041   $  50,910,172   $   828,538   $       5,628,007   $    16,452,539
                                             =================   =============   ===========   =================   ===============

NET ASSETS
Accumulation units                           $          69,041   $  50,905,155   $   828,538   $       5,625,240   $    16,452,539
Contracts in payout (annuitization) period                  --           5,017            --               2,767                --
                                             -----------------   -------------   -----------   -----------------   ---------------

    Total net assets                         $          69,041   $  50,910,172   $   828,538   $       5,628,007   $    16,452,539
                                             =================   =============   ===========   =================   ===============

FUND SHARE INFORMATION
    Number of shares                                     6,317       3,913,157       102,924             813,296         1,598,886
                                             =================   =============   ===========   =================   ===============

    Cost                                     $          79,038   $  65,374,039   $ 1,031,070   $       9,343,529   $    16,144,018
                                             =================   =============   ===========   =================   ===============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------

                                                  STI Classic Variable Trust Sub-Accounts
                                             ---------------------------------------------------

                                               STI Mid-Cap      STI Small Cap       STI Value
                                                 Equity            Equity         Income Stock
                                             ---------------   ---------------   ---------------
ASSETS
Investments at fair value                    $    12,224,554   $     5,952,714   $    39,489,104
                                             ---------------   ---------------   ---------------

    Total assets                             $    12,224,554   $     5,952,714   $    39,489,104
                                             ===============   ===============   ===============

NET ASSETS
Accumulation units                           $    12,224,554   $     5,952,714   $    39,486,562
Contracts in payout (annuitization) period                --                --             2,542
                                             ---------------   ---------------   ---------------

    Total net assets                         $    12,224,554   $     5,952,714   $    39,489,104
                                             ===============   ===============   ===============

FUND SHARE INFORMATION
    Number of shares                               1,541,558           553,741         3,800,684
                                             ===============   ===============   ===============

    Cost                                     $    18,544,202   $     5,301,556   $    52,016,306
                                             ===============   ===============   ===============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                   --------------------------------------------------------------------------------

                                                    AIM V. I.    AIM V. I. Capital       AIM V. I.        AIM V. I.      AIM V. I.
                                                    Balanced       Appreciation       Core Equity (a)      Growth        High Yield
                                                   ----------    -----------------    ---------------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $   19,254    $              --    $         3,879    $        --    $        --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                         (9,913)            (188,455)           (16,435)        (8,854)       (13,849)
    Administrative expense                               (762)             (14,484)            (1,275)          (685)        (1,063)
                                                   ----------    -----------------    ---------------    -----------    -----------

        Net investment income (loss)                    8,579             (202,939)           (13,831)        (9,539)       (14,912)
                                                   ----------    -----------------    ---------------    -----------    -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                               113,059            4,558,506            359,069        252,817        313,337
    Cost of investments sold                          153,115            8,199,753            591,013        604,476        504,881
                                                   ----------    -----------------    ---------------    -----------    -----------

        Realized gains (losses) on fund shares        (40,056)          (3,641,247)          (231,944)      (351,659)      (191,544)

Realized gain distributions                                --                    1                 --             --             --
                                                   ----------    -----------------    ---------------    -----------    -----------

        Net realized gains (losses)                   (40,056)          (3,641,246)          (231,944)      (351,659)      (191,544)

Change in unrealized gains (losses)                  (128,529)            (564,749)             5,798         76,431        122,684
                                                   ----------    -----------------    ---------------    -----------    -----------

        Net realized and unrealized gains
             (losses) on investments                 (168,585)          (4,205,995)          (226,146)      (275,228)       (68,860)
                                                   ----------    -----------------    ---------------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $ (160,006)   $      (4,408,934)   $      (239,977)   $  (284,767)   $   (83,772)
                                                   ==========    =================    ===============    ===========    ===========

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                     Federated
                                                    AIM Variable     Insurance
                                                   Insurance Funds     Series                 Fidelity Variable Insurance
                                                    Sub-Accounts     Sub-Account              Products Fund Sub-Accounts
                                                   ---------------  -------------    --------------------------------------------

                                                       AIM V. I.     Federated
                                                       Premier      Prime Money                        VIP Equity-
                                                      Equity (b)      Fund II        VIP Contrafund       Income      VIP Growth
                                                   ---------------  -------------    --------------    -----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $        11,171  $     164,257    $       14,626    $    19,178    $     6,607
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                             (48,279)      (151,721)          (20,034)       (15,355)       (30,600)
    Administrative expense                                  (3,738)       (11,730)           (1,603)        (1,181)        (2,448)
                                                   ---------------  -------------    --------------    -----------    -----------

        Net investment income (loss)                       (40,846)           806            (7,011)         2,642        (26,441)
                                                   ---------------  -------------    --------------    -----------    -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:

    Proceeds from sales                                  1,074,792     10,292,411           536,500        326,045        600,053
    Cost of investments sold                             1,821,931     10,292,411           675,755        398,735      1,106,212
                                                   ---------------  -------------    --------------    -----------    -----------

        Realized gains (losses) on fund shares            (747,139)            --          (139,255)       (72,690)      (506,159)

Realized gain distributions                                     --             --                --         26,104             --
                                                   ---------------  -------------    --------------    -----------    -----------

        Net realized gains (losses)                       (747,139)            --          (139,255)       (46,586)      (506,159)

Change in unrealized gains (losses)                       (712,668)            --           (25,350)      (209,678)      (434,650)
                                                   ---------------  -------------    --------------    -----------    -----------

        Net realized and unrealized gains
             (losses) on investments                    (1,459,807)            --          (164,605)      (256,264)      (940,809)
                                                   ---------------  -------------    --------------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $    (1,500,653) $         806    $     (171,616)   $  (253,622)   $  (967,250)
                                                   ===============  =============    ==============    ===========    ===========

(b) Previously known as AIM V. I. Value

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Franklin
                                                            Fidelity Variable Insurance              Templeton Variable Insurance
                                                            Products Fund Sub-Accounts               Products Trust Sub-Accounts
                                                   ----------------------------------------------    -----------------------------

                                                                                                       Templeton       Templeton
                                                    VIP High                                          Global Income     Growth
                                                     Income       VIP Index 500      VIP Overseas      Securities      Securities
                                                   ----------    ---------------    -------------    --------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $   26,255    $        42,065    $       4,726    $        5,158   $    138,315
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                         (3,094)           (39,011)          (6,458)           (6,883)       (78,608)
    Administrative expense                               (235)            (3,121)            (517)             (533)        (6,009)
                                                   ----------    ---------------    -------------    --------------   ------------

        Net investment income (loss)                   22,926                (67)          (2,249)           (2,258)        53,698
                                                   ----------    ---------------    -------------    --------------   ------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                49,989            891,026          307,633            68,358      1,242,590
    Cost of investments sold                           69,286          1,277,599          521,250            60,693      1,596,018
                                                   ----------    ---------------    -------------    --------------   ------------

        Realized gains (losses) on fund shares        (19,297)          (386,573)        (213,617)            7,665       (353,428)

Realized gain distributions                                --                 --               --                --        136,002
                                                   ----------    ---------------    -------------    --------------   ------------

        Net realized gains (losses)                   (19,297)          (386,573)        (213,617)            7,665       (217,426)

Change in unrealized gains (losses)                       237           (482,546)          96,956            92,030     (1,127,133)
                                                   ----------    ---------------    -------------    --------------   ------------

        Net realized and unrealized gains
             (losses) on investments                  (19,060)          (869,119)        (116,661)           99,695     (1,344,559)
                                                   ----------    ---------------    -------------    --------------   ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $    3,866    $      (869,186)   $    (118,910)   $       97,437   $ (1,290,861)
                                                   ==========    ===============    =============    ==============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------

                                                                     MFS Variable Insurance Trust Sub-Accounts
                                                   -------------------------------------------------------------------------------

                                                   MFS Emerging       MFS Investors       MFS New          MFS            MFS
                                                      Growth              Trust          Discovery       Research       Utilities
                                                   --------------    ---------------    -----------    ------------    -----------
NET INVESTMENT INCOME (LOSS)

Dividends                                          $           --    $         1,960    $        --    $      2,125    $       440
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (15,118)            (4,356)          (642)         (9,393)          (360)
    Administrative expense                                 (1,160)              (331)           (49)           (720)           (27)
                                                   --------------    ---------------    -----------    ------------    -----------

        Net investment income (loss)                      (16,278)            (2,727)          (691)         (7,988)            53
                                                   --------------    ---------------    -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                   324,318             52,892         29,064         338,071            955
    Cost of investments sold                              710,787             78,536         32,450         570,082            966
                                                   --------------    ---------------    -----------    ------------    -----------

        Realized gains (losses) on fund shares           (386,469)           (25,644)        (3,386)       (232,011)           (11)

Realized gain distributions                                    --                 --             --              --             --
                                                   --------------    ---------------    -----------    ------------    -----------

        Net realized gains (losses)                      (386,469)           (25,644)        (3,386)       (232,011)           (11)

Change in unrealized gains (losses)                      (125,641)           (62,084)       (15,076)         17,940         (5,861)
                                                   --------------    ---------------    -----------    ------------    -----------

        Net realized and unrealized gains
             (losses) on investments                     (512,110)           (87,728)       (18,462)       (214,071)        (5,872)
                                                   --------------    ---------------    -----------    ------------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $     (528,388)   $       (90,455)   $   (19,153)   $   (222,059)   $    (5,819)
                                                   ==============    ===============    ===========    ============    ===========

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                    Oppenheimer Variable Account Funds Sub-Accounts
                                                   ----------------------------------------------------------------------------

                                                                                                     Oppenheimer
                                                    Oppenheimer      Oppenheimer     Oppenheimer     Main Street    Oppenheimer
                                                     Aggressive        Capital         Global          Growth &      Multiple
                                                      Growth         Appreciation    Securities        Income       Strategies
                                                   -------------    -------------    -----------    ------------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $       5,678    $       8,271    $     9,383    $     25,819    $   244,034
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (9,997)         (17,360)       (20,415)        (40,483)       (85,279)
    Administrative expense                                  (764)          (1,332)        (1,566)         (3,124)        (6,592)
                                                   -------------    -------------    -----------    ------------    -----------

        Net investment income (loss)                      (5,083)         (10,421)       (12,598)        (17,788)       152,163
                                                   -------------    -------------    -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                  254,894          338,236        519,676       1,299,165      1,497,977
    Cost of investments sold                             619,184          542,598        714,156       1,737,685      1,837,372
                                                   -------------    -------------    -----------    ------------    -----------

        Realized gains (losses) on fund shares          (364,290)        (204,362)      (194,480)       (438,520)      (339,395)

Realized gain distributions                                   --               --             --              --        101,287
                                                   -------------    -------------    -----------    ------------    -----------

        Net realized gains (losses)                     (364,290)        (204,362)      (194,480)       (438,520)      (238,108)

Change in unrealized gains (losses)                       86,394         (257,560)      (198,809)       (264,441)      (782,194)
                                                   -------------    -------------    -----------    ------------    -----------

        Net realized and unrealized gains
             (losses) on investments                    (277,896)        (461,922)      (393,289)       (702,961)    (1,020,302)
                                                   -------------    -------------    -----------    ------------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $    (282,979)   $    (472,343)   $  (405,887)   $   (720,749)   $  (868,139)
                                                   =============    =============    ===========    ============    ===========

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                     Oppenheimer
                                                   Variable Account
                                                        Funds
                                                     Sub-Accounts                  Putnam Variable Trust Sub-Accounts
                                                    ---------------    ------------------------------------------------------------

                                                     Oppenheimer
                                                      Strategic        VT Diversified      VT Growth      VT Growth      VT Health
                                                        Bond               Income        Opportunities    and Income     Sciences
                                                   ----------------    --------------    -------------    ----------    -----------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $        177,506    $           --    $          --    $      178    $        --
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                              (32,071)             (112)              (7)         (204)          (588)
    Administrative expense                                   (2,473)               (9)              --           (15)           (45)
                                                   ----------------    --------------    -------------    ----------    -----------

        Net investment income (loss)                        142,962              (121)              (7)          (41)          (633)
                                                   ----------------    --------------    -------------    ----------    -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                     593,351               116               10        39,379         17,780
    Cost of investments sold                                626,087               116               11        41,112         20,717
                                                   ----------------    --------------    -------------    ----------    -----------

        Realized gains (losses) on fund shares              (32,736)               --               (1)       (1,733)        (2,937)

Realized gain distributions                                      --                --               --            67             --
                                                   ----------------    --------------    -------------    ----------    -----------

        Net realized gains (losses)                         (32,736)               --               (1)       (1,666)        (2,937)

Change in unrealized gains (losses)                          37,526             1,028              (88)       (3,648)        (7,245)
                                                   ----------------    --------------    -------------    ----------    -----------

        Net realized and unrealized gains
             (losses) on investments                          4,790             1,028              (89)       (5,314)       (10,182)
                                                   ----------------    --------------    -------------    ----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $        147,752    $          907    $         (96)   $   (5,355)   $   (10,815)
                                                   ================    ==============    =============    ==========    ===========

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Putnam
                                                   Variable Trust
                                                    Sub-Accounts               STI Classic Variable Trust Sub-Accounts
                                                   --------------   --------------------------------------------------------------

                                                         VT          STI Capital    STI Growth   STI International   STI Investment
                                                      New Value     Appreciation     & Income         Equity           Grade Bond
                                                   --------------   -------------   ----------   -----------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $           --   $          --   $    6,087   $              --   $      764,042
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                               (498)       (854,989)     (12,169)            (91,199)        (207,379)
    Administrative expense                                    (39)        (66,300)        (930)             (7,010)         (15,998)
                                                   --------------   -------------   ----------   -----------------   --------------

        Net investment income (loss)                         (537)       (921,289)      (7,012)            (98,209)         540,665
                                                   --------------   -------------   ----------   -----------------   --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                       739      16,416,277      340,917           1,537,623        4,704,139
    Cost of investments sold                                  831      18,733,623      400,209           2,257,140        4,763,516
                                                   --------------   -------------   ----------   -----------------   --------------

        Realized gains (losses) on fund shares                (92)     (2,317,346)     (59,292)           (719,517)         (59,377)

Realized gain distributions                                    --       2,640,214           --              35,838               --
                                                   --------------   -------------   ----------   -----------------   --------------

        Net realized gains (losses)                           (92)        322,868      (59,292)           (683,679)         (59,377)

Change in unrealized gains (losses)                        (9,997)    (17,493,233)    (160,964)           (704,136)         419,971
                                                   --------------   -------------   ----------   -----------------   --------------

        Net realized and unrealized gains
             (losses) on investments                      (10,089)    (17,170,365)    (220,256)         (1,387,815)         360,594
                                                   --------------   -------------   ----------   -----------------   --------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $      (10,626)  $ (18,091,654)  $ (227,268)  $      (1,486,024)  $      901,259
                                                   ==============   =============   ==========   =================   ==============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------------

                                                                   STI Classic Variable Trust Sub-Accounts
                                                   ------------------------------------------------------------------------

                                                     STI Mid-Cap        STI Quality       STI Small Cap        STI Value
                                                       Equity         Growth Stock(c)        Equity           Income Stock
                                                   ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $            --    $            --    $        35,114    $       670,560
Charges from Glenbrook Life and Annuity Company:
    Mortality and expense risk                            (206,352)            (1,538)           (83,423)          (630,523)
    Administrative expense                                 (16,083)              (115)            (6,397)           (49,018)
                                                   ---------------    ---------------    ---------------    ---------------

        Net investment income (loss)                      (222,435)            (1,653)           (54,706)            (8,981)
                                                   ---------------    ---------------    ---------------    ---------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                  3,617,329            148,421          1,585,416         10,200,167
    Cost of investments sold                             4,996,855            244,315          1,372,784         12,431,548
                                                   ---------------    ---------------    ---------------    ---------------

        Realized gains (losses) on fund shares          (1,379,526)           (95,894)           212,632         (2,231,381)

Realized gain distributions                                  8,277                 34                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------

        Net realized gains (losses)                     (1,371,249)           (95,860)           212,632         (2,231,381)

Change in unrealized gains (losses)                     (4,414,032)            60,725           (388,987)        (7,788,112)
                                                   ---------------    ---------------    ---------------    ---------------

        Net realized and unrealized gains
             (losses) on investments                    (5,785,281)           (35,135)          (176,355)       (10,019,493)
                                                   ---------------    ---------------    ---------------    ---------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                                $    (6,007,716)   $       (36,788)   $      (231,061)   $   (10,028,474)
                                                   ===============    ===============    ===============    ===============

(c) For the Period Beginning January 1, 2002 and Ended September 6, 2002

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              ------------------------------------------------------------------------------------

                                                AIM V. I. Balanced      AIM V. I. Capital Appreciation    AIM V. I. Core Equity (a)
                                              -----------------------   -------------------------------   ------------------------

                                                 2002         2001           2002             2001            2002         2001
                                              ----------   ----------   --------------   --------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                  $    8,579   $    1,569   $     (202,939)  $     (315,964)  $   (13,831) $   (25,336)
Net realized gains (losses)                      (40,056)     (44,725)      (3,641,246)        (501,469)     (231,944)    (182,079)
Change in unrealized gains (losses)             (128,529)     (90,056)        (564,749)      (6,441,417)        5,798     (350,873)
                                              ----------   ----------   --------------   --------------   -----------  -----------

Increase (decrease) in net assets
    from operations                             (160,006)    (133,212)      (4,408,934)      (7,258,850)     (239,977)    (558,288)
                                              ----------   ----------   --------------   --------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                           7,400       39,640           26,491           92,967            --       10,882
Benefit payments                                      --      (35,055)        (180,992)        (275,433)       (4,439)     (29,743)
Payments on termination                          (56,024)    (149,328)      (1,714,001)      (1,945,149)      (49,751)    (190,681)
Contract maintenance charge                         (229)         (54)          (4,549)          (2,497)         (281)         (74)
Transfers among the sub-accounts
    and with the Fixed Account - net              87,999       46,361       (1,996,688)      (2,408,079)     (204,283)      21,556
                                              ----------   ----------   --------------   --------------   -----------  -----------

Increase (decrease) in net assets
    from capital transactions                     39,146      (98,436)      (3,869,739)      (4,538,191)     (258,754)    (188,060)
                                              ----------   ----------   --------------   --------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS               (120,860)    (231,648)      (8,278,673)     (11,797,041)     (498,731)    (746,348)

NET ASSETS AT BEGINNING OF PERIOD                826,781    1,058,429       19,036,775       30,833,816     1,545,974    2,292,322
                                              ----------   ----------   --------------   --------------   -----------  -----------

NET ASSETS AT END OF PERIOD                   $  705,921   $  826,781   $   10,758,102   $   19,036,775   $ 1,047,243  $ 1,545,974
                                              ==========   ==========   ==============   ==============   ===========  ===========

UNITS OUTSTANDING
    Units outstanding at beginning of period      98,372      109,982        1,965,235        2,407,877       244,176      275,510
      Units issued                                19,539       46,895          127,456          222,081        17,132       35,716
      Units redeemed                             (15,159)     (58,505)        (603,507)        (664,723)      (62,611)     (67,050)
                                              ----------   ----------   --------------   --------------   -----------  -----------
    Units outstanding at end of period           102,752       98,372        1,489,184        1,965,235       198,697      244,176
                                              ==========   ==========   ==============   ==============   ===========  ===========

(a) Previously known as AIM V. I. Growth and Income

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                              -----------------------------------------------------------------------------------

                                                  AIM V. I. Growth          AIM V. I. High Yield      AIM V. I. Premier Equity (b)
                                              -----------------------   ---------------------------   ---------------------------

                                                 2002         2001         2002            2001           2002          2001
                                              ----------   ----------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                  $   (9,539)  $  (15,517)  $    (14,912)  $    127,775   $    (40,846)  $    (74,073)
Net realized gains (losses)                     (351,659)    (254,356)      (191,544)      (165,589)      (747,139)      (355,462)
Change in unrealized gains (losses)               76,431     (358,862)       122,684        (70,719)      (712,668)      (484,324)
                                              ----------   ----------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
    from operations                             (284,767)    (628,735)       (83,772)      (108,533)    (1,500,653)      (913,859)
                                              ----------   ----------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                             600       24,425          2,000          4,050          5,900        118,425
Benefit payments                                  (6,818)     (11,095)       (38,061)       (13,677)       (90,269)       (70,546)
Payments on termination                          (87,003)    (101,425)      (147,505)      (136,829)      (254,256)      (529,705)
Contract maintenance charge                         (249)        (133)          (200)          (162)          (832)          (144)
Transfers among the sub-accounts
    and with the Fixed Account - net            (142,970)    (104,423)       (59,400)      (128,057)      (458,642)      (388,953)
                                              ----------   ----------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
    from capital transactions                   (236,440)    (192,651)      (243,166)      (274,675)      (798,099)      (870,923)
                                              ----------   ----------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               (521,207)    (821,386)      (326,938)      (383,208)    (2,298,752)    (1,784,782)

NET ASSETS AT BEGINNING OF PERIOD                979,652    1,801,038      1,258,366      1,641,574      5,041,182      6,825,964
                                              ----------   ----------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                   $  458,445   $  979,652   $    931,428   $  1,258,366   $  2,742,430   $  5,041,182
                                              ==========   ==========   ============   ============   ============   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period     202,001      242,115        154,598        188,923        727,587        849,454
      Units issued                                 3,313       48,146          8,943         12,642         87,846        168,932
      Units redeemed                             (66,427)     (88,260)       (40,298)       (46,967)      (239,911)      (290,799)
                                              ----------   ----------   ------------   ------------   ------------   ------------
    Units outstanding at end of period           138,887      202,001        123,243        154,598        575,522        727,587
                                              ==========   ==========   ============   ============   ============   ============

(b) Previously known as AIM V. I. Value

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Federated Insurance
                                                  Series Sub-Account         Fidelity Variable Insurance Products Fund Sub-Accounts
                                              -----------------------------  ------------------------------------------------------

                                              Federated Prime Money Fund II        VIP Contrafund             VIP Equity-Income
                                              -----------------------------  -------------------------   --------------------------

                                                  2002            2001           2002         2001           2002         2001
                                              -------------   -------------  -----------   -----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                  $         806   $     199,499  $    (7,011)  $   (11,707)  $     2,642   $     (3,045)
Net realized gains (losses)                              --              --     (139,255)      (61,197)      (46,586)        22,882
Change in unrealized gains (losses)                      --              --      (25,350)     (256,083)     (209,678)       (89,961)
                                              -------------   -------------  -----------   -----------   -----------   ------------

Increase (decrease) in net assets
    from operations                                     806         199,499     (171,616)     (328,987)     (253,622)       (70,124)
                                              -------------   -------------  -----------   -----------   -----------   ------------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                              3,423          81,787           --        50,083        16,173         37,877
Benefit payments                                   (162,165)       (289,056)     (14,617)     (132,050)           --        (44,000)
Payments on termination                          (5,172,292)     (2,145,147)    (219,889)     (250,053)      (93,968)       (69,253)
Contract maintenance charge                          (1,414)            134         (406)         (676)         (270)           (87)
Transfers among the sub-accounts
    and with the Fixed Account - net              5,341,199       6,440,826     (159,451)      176,146       213,634        794,608
                                              -------------   -------------  -----------   -----------   -----------   ------------

Increase (decrease) in net assets
    from capital transactions                         8,751       4,088,544     (394,363)     (156,550)      135,569        719,145
                                              -------------   -------------  -----------   -----------   -----------   ------------

INCREASE (DECREASE) IN NET ASSETS                     9,557       4,288,043     (565,979)     (485,537)     (118,053)       649,021

NET ASSETS AT BEGINNING OF PERIOD                12,042,390       7,754,347    1,825,889     2,311,426     1,160,123        511,102
                                              -------------   -------------  -----------   -----------   -----------   ------------

NET ASSETS AT END OF PERIOD                   $  12,051,947   $  12,042,390  $ 1,259,910   $ 1,825,889   $ 1,042,070   $  1,160,123
                                              =============   =============  ===========   ===========   ===========   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period        977,085         643,522      224,397       245,923       114,002         47,067
      Units issued                                1,459,075       1,643,373       18,378        94,698        50,020        102,622
      Units redeemed                             (1,458,813)     (1,309,810)     (69,643)     (116,224)      (39,009)       (35,687)
                                              -------------   -------------  -----------   -----------   -----------   ------------
    Units outstanding at end of period              977,347         977,085      173,132       224,397       125,013        114,002
                                              =============   =============  ===========   ===========   ===========   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Fidelity Variable Insurance Products Fund Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                     VIP Growth                  VIP High Income               VIP Index 500
                                             --------------------------    --------------------------    --------------------------

                                                 2002           2001           2002           2001           2002          2001
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (26,441)   $   (43,591)   $    22,926    $    16,679    $       (67)   $     1,000
Net realized gains (losses)                     (506,159)      (225,938)       (19,297)       (11,819)      (386,573)      (246,215)
Change in unrealized gains (losses)             (434,650)      (676,350)           237        (36,364)      (482,546)      (414,979)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                              (967,250)      (945,879)         3,866        (31,504)      (869,186)      (660,194)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                           4,004         17,610             --             --         17,400         91,755
Benefit payments                                 (20,620)       (45,396)            --        (28,026)       (44,941)       (67,857)
Payments on termination                         (232,278)      (500,730)       (15,916)       (13,430)      (251,840)      (476,247)
Contract maintenance charge                         (698)          (158)            --              9           (772)          (220)
Transfers among the sub-accounts
   and with the Fixed Account - net             (197,668)      (492,980)       (20,324)       136,367        (90,851)       (55,433)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                    (447,260)    (1,021,654)       (36,240)        94,920       (371,004)      (508,002)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS             (1,414,510)    (1,967,533)       (32,374)        63,416     (1,240,190)    (1,168,196)

NET ASSETS AT BEGINNING OF PERIOD              3,194,184      5,161,717        255,163        191,747      3,723,960      4,892,156
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $ 1,779,674    $ 3,194,184    $   222,789    $   255,163    $ 2,483,770    $ 3,723,960
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period      453,580        595,459         36,370         23,779        477,537        543,989
     Units issued                                 26,846         59,649          1,502         19,158         75,114        146,673
     Units redeemed                             (113,936)      (201,528)        (6,738)        (6,567)      (137,432)      (213,125)
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period            366,490        453,580         31,134         36,370        415,219        477,537
                                             ===========    ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Fidelity Variable Insurance               Franklin Templeton Variable
                                             Products Fund Sub-Accounts            Insurance Products Trust Sub-Accounts
                                             ---------------------------   -------------------------------------------------------

                                                                               Templeton Global
                                                    VIP Overseas               Income Securities       Templeton Growth Securities
                                             ---------------------------   -------------------------   ---------------------------

                                                 2002          2001           2002          2001           2002          2001
                                             -----------   -------------   -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (2,249)  $      34,494   $    (2,258)  $     8,935   $     53,698   $     30,455
Net realized gains (losses)                     (213,617)         (9,174)        7,665         4,515       (217,426)     1,202,932
Change in unrealized gains (losses)               96,956        (242,359)       92,030       (10,244)    (1,127,133)    (1,535,197)
                                             -----------   -------------   -----------   -----------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (118,910)       (217,039)       97,437         3,206     (1,290,861)      (301,810)
                                             -----------   -------------   -----------   -----------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --           5,001           354         1,248          5,788         28,051
Benefit payments                                      --              --            --            --        (23,184)      (166,879)
Payments on termination                          (89,343)        (41,362)      (42,283)      (31,753)      (627,121)      (608,261)
Contract maintenance charge                         (102)            (25)          (99)          (25)        (1,188)          (302)
Transfers among the sub-accounts
   and with the Fixed Account - net             (157,216)        (22,350)       48,475       (19,184)      (234,819)    (1,574,492)
                                             -----------   -------------   -----------   -----------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (246,661)        (58,736)        6,447       (49,714)      (880,524)    (2,321,883)
                                             -----------   -------------   -----------   -----------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               (365,571)       (275,775)      103,884       (46,508)    (2,171,385)    (2,623,693)

NET ASSETS AT BEGINNING OF PERIOD                681,250         957,025       498,298       544,806      6,978,391      9,602,084
                                             -----------   -------------   -----------   -----------   ------------   ------------

NET ASSETS AT END OF PERIOD                  $   315,679   $     681,250   $   602,182   $   498,298   $  4,807,006   $  6,978,391
                                             ===========   =============   ===========   ===========   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      101,708         111,116        43,459        47,905        528,439        707,509
     Units issued                                 15,229          17,705         5,507         3,195         36,199         74,348
     Units redeemed                              (57,014)        (27,113)       (5,012)       (7,641)      (111,651)      (253,418)
                                             -----------   -------------   -----------   -----------   ------------   ------------
   Units outstanding at end of period             59,923         101,708        43,954        43,459        452,987        528,439
                                             ===========   =============   ===========   ===========   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------------------------

                                                                 MFS Variable Insurance Trust Sub-Accounts
                                             ----------------------------------------------------------------------------------

                                                 MFS Emerging Growth         MFS Investors Trust         MFS New Discovery
                                             --------------------------   -------------------------   -------------------------

                                                 2002          2001          2002          2001          2002         2001 (d)
                                             -----------   ------------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $   (16,278)  $    (27,869)  $    (2,727)  $    (5,235)  $      (691)  $        (3)
Net realized gains (losses)                     (386,469)      (371,997)      (25,644)      (10,440)       (3,386)            -
Change in unrealized gains (losses)             (125,641)      (629,350)      (62,084)      (70,866)      (15,076)          212
                                             -----------   ------------   -----------   -----------   -----------   -----------
Increase (decrease) in net assets
   from operations                              (528,388)    (1,029,216)      (90,455)      (86,541)      (19,153)          209
                                             -----------   ------------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                           7,300         42,943            --         1,590            --            --
Benefit payments                                      --        (41,213)           --       (35,601)           --            --
Payments on termination                         (126,461)      (115,272)      (13,292)      (51,174)       (2,906)           --
Contract maintenance charge                         (524)          (320)          (67)          (11)          (11)           --
Transfers among the sub-accounts
   and with the Fixed Account - net              (71,127)      (197,376)       26,550        25,007        79,953           659
                                             -----------   ------------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
   from capital transactions                    (190,812)      (311,238)       13,191       (60,189)       77,036           659
                                             -----------   ------------   -----------   -----------   -----------   -----------

INCREASE (DECREASE) IN NET ASSETS               (719,200)    (1,340,454)      (77,264)     (146,730)       57,883           868

NET ASSETS AT BEGINNING OF PERIOD              1,556,405      2,896,859       362,488       509,218           868            --
                                             -----------   ------------   -----------   -----------   -----------   -----------

NET ASSETS AT END OF PERIOD                  $   837,205   $  1,556,405   $   285,224   $   362,488   $    58,751   $       868
                                             ===========   ============   ===========   ===========   ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period      289,741        353,674        44,375        51,651            82            --
     Units issued                                 39,948         81,309         8,123        12,231        12,034            82
     Units redeemed                              (91,028)      (145,242)       (7,686)      (19,507)       (3,926)           --
                                             -----------   ------------   -----------   -----------   -----------   -----------
   Units outstanding at end of period            238,661        289,741        44,812        44,375         8,190            82
                                             ===========   ============   ===========   ===========   ===========   ===========

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Oppenheimer Variable Account
                                                    MFS Variable Insurance Trust Sub-Accounts              Funds Sub-Accounts
                                             ------------------------------------------------------   ----------------------------

                                                    MFS Research                MFS Utilities         Oppenheimer Aggressive Growth
                                             --------------------------   -------------------------   -----------------------------

                                                 2002          2001          2002         2001 (d)       2002            2001
                                             -----------   ------------   -----------   -----------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $    (7,988)  $     (1,719)  $        53   $       (10)  $      (5,083)  $      (4,425)
Net realized gains (losses)                     (232,011)        18,066           (11)           --        (364,290)        (58,198)
Change in unrealized gains (losses)               17,940       (325,558)       (5,861)          415          86,394        (484,152)
                                             -----------   ------------   -----------   -----------   -------------   -------------
Increase (decrease) in net assets
   from operations                              (222,059)      (309,211)       (5,819)          405        (282,979)       (546,775)
                                             -----------   ------------   -----------   -----------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                             150          6,628            --            --           7,733          16,083
Benefit payments                                      --             --            --            --          (7,492)              -
Payments on termination                         (127,268)       (47,408)         (554)           --         (62,389)       (112,008)
Contract maintenance charge                         (176)           (62)          (19)           --            (324)           (184)
Transfers among the sub-accounts
   and with the Fixed Account - net             (134,339)       135,297        38,491         9,824        (101,158)        (28,860)
                                             -----------   ------------   -----------   -----------   -------------   -------------

Increase (decrease) in net assets
   from capital transactions                    (261,633)        94,455        37,918         9,824        (163,630)       (124,969)
                                             -----------   ------------   -----------   -----------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS               (483,692)      (214,756)       32,099        10,229        (446,609)       (671,744)

NET ASSETS AT BEGINNING OF PERIOD                959,100      1,173,856        10,229            --       1,014,162       1,685,906
                                             -----------   ------------   -----------   -----------   -------------   -------------

NET ASSETS AT END OF PERIOD                  $   475,408   $    959,100   $    42,328   $    10,229   $     567,553   $   1,014,162
                                             ===========   ============   ===========   ===========   =============   =============

UNITS OUTSTANDING
   Units outstanding at beginning of period      137,166        130,357         1,122            --         182,379         205,447
     Units issued                                 11,901         45,445         6,224         1,122          19,743          35,469
     Units redeemed                              (57,679)       (38,636)       (1,250)           --         (58,754)        (58,537)
                                             -----------   ------------   -----------   -----------   -------------   -------------
   Units outstanding at end of period             91,388        137,166         6,096         1,122         143,368         182,379
                                             ===========   ============   ===========   ===========   =============   =============

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Oppenheimer Variable Account Funds Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                                Oppenheimer Capital           Oppenheimer Global          Oppenheimer Main Street
                                                    Appreciation                  Securities                  Growth & Income
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    (10,421)  $    (14,571)  $    (12,598)  $    (14,312)  $    (17,788)  $    (36,733)
Net realized gains (losses)                     (204,362)       (21,150)      (194,480)       147,653       (438,520)      (205,536)
Change in unrealized gains (losses)             (257,560)      (276,081)      (198,809)      (459,080)      (264,441)      (294,845)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                              (472,343)      (311,802)      (405,887)      (325,739)      (720,749)      (537,114)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          16,520         55,580          3,870         53,612          3,620         53,666
Benefit payments                                  (6,927)        (6,504)       (12,546)       (29,020)       (20,452)       (51,503)
Payments on termination                         (133,485)      (198,599)      (181,996)      (133,162)      (467,767)      (608,158)
Contract maintenance charge                         (397)          (182)          (341)          (108)          (709)          (179)
Transfers among the sub-accounts
   and with the Fixed Account - net               14,985         46,749       (140,768)       192,126       (516,572)       743,754
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (109,304)      (102,956)      (331,781)        83,448     (1,001,880)       137,580
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               (581,647)      (414,758)      (737,668)      (242,291)    (1,722,629)      (399,534)

NET ASSETS AT BEGINNING OF PERIOD              1,651,583      2,066,341      1,962,137      2,204,428      3,953,959      4,353,493
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $  1,069,936   $  1,651,583   $  1,224,469   $  1,962,137   $  2,231,330   $  3,953,959
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      210,030        226,347        233,644        227,665        495,464        483,280
     Units issued                                 34,878        115,152         32,178         90,366         46,716        218,750
     Units redeemed                              (56,365)      (131,469)       (75,907)       (84,387)      (192,995)      (206,566)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            188,543        210,030        189,915        233,644        349,185        495,464
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Putnam Variable Trust
                                                    Oppenheimer Variable Account Funds Sub-Accounts               Sub-Accounts
                                              ------------------------------------------------------------    ---------------------

                                              Oppenheimer Multiple Strategies   Oppenheimer Strategic Bond    VT Diversified Income
                                              -------------------------------   --------------------------    ---------------------

                                                   2002             2001            2002          2001           2002      2001 (d)
                                              --------------   --------------   ------------   -----------    ----------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                  $      152,163   $      203,602   $    142,962   $    31,319    $     (121)  $     --
Net realized gains (losses)                         (238,108)         286,183        (32,736)       67,991            --         --
Change in unrealized gains (losses)                 (782,194)        (447,378)        37,526       (16,369)        1,028         --
                                              --------------   --------------   ------------   -----------    ----------   --------
Increase (decrease) in net assets
   from operations                                  (868,139)          42,407        147,752        82,941           907         --
                                              --------------   --------------   ------------   -----------    ----------   --------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              19,458           18,741          2,000        17,250            --         --
Benefit payments                                     (26,354)        (189,396)       (25,021)      (41,605)           --         --
Payments on termination                             (645,167)        (509,145)      (360,561)     (223,634)           --         --
Contract maintenance charge                           (1,567)            (671)          (302)           49            --         --
Transfers among the sub-accounts
   and with the Fixed Account - net                 (186,128)          33,971        565,591        79,985        26,169         --
                                              --------------   --------------   ------------   -----------    ----------   --------

Increase (decrease) in net assets
   from capital transactions                        (839,758)        (646,500)       181,707      (167,955)       26,169         --
                                              --------------   --------------   ------------   -----------    ----------   --------

INCREASE (DECREASE) IN NET ASSETS                 (1,707,897)        (604,093)       329,459       (85,014)       27,076         --

NET ASSETS AT BEGINNING OF PERIOD                  7,583,361        8,187,454      2,326,065     2,411,079            --         --
                                              --------------   --------------   ------------   -----------    ----------   --------

NET ASSETS AT END OF PERIOD                   $    5,875,464   $    7,583,361   $  2,655,524   $ 2,326,065    $   27,076   $     --
                                              ==============   ==============   ============   ===========    ==========   ========

UNITS OUTSTANDING
   Units outstanding at beginning of period          643,751          700,427        216,957       232,484            --         --
     Units issued                                     67,302          138,709         81,159        84,205         2,630         --
     Units redeemed                                 (146,644)        (195,385)       (64,381)      (99,732)           --         --
                                              --------------   --------------   ------------   -----------    ----------   --------
   Units outstanding at end of period                564,409          643,751        233,735       216,957         2,630         --
                                              ==============   ==============   ============   ===========    ==========   ========

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       Putnam Variable Trust Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                               VT Growth Opportunities        VT Growth and Income           VT Health Sciences
                                             --------------------------    --------------------------    --------------------------

                                                 2002          2001(d)        2002            2001(d)       2002           2001(d)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                 $        (7)   $        --    $       (41)   $       (33)   $      (633)   $       (34)
Net realized gains (losses)                           (1)            --         (1,666)             2         (2,937)            --
Change in unrealized gains (losses)                  (88)            --         (3,648)           543         (7,245)          (138)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets
   from operations                                   (96)            --         (5,355)           512        (10,815)          (172)
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --             --             --             --             --             (1)
Benefit payments                                      --             --             --             --             --             --
Payments on termination                               --             --           (154)           (90)        (1,403)            --
Contract maintenance charge                           (3)            --            (18)            --             (6)            --
Transfers among the sub-accounts
   and with the Fixed Account - net                1,279             --          8,949         11,403         35,983         15,770
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
   from capital transactions                       1,276             --          8,777         11,313         34,574         15,769
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                  1,180             --          3,422         11,825         23,759         15,597

NET ASSETS AT BEGINNING OF PERIOD                     --             --         11,825             --         15,597             --
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $     1,180    $        --    $    15,247    $    11,825    $    39,356    $    15,597
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period           --             --          1,194             --          1,593             --
     Units issued                                    168             --          5,914          1,204          8,964          1,593
     Units redeemed                                   (1)            --         (5,181)           (10)        (5,442)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period                167             --          1,927          1,194          5,115          1,593
                                             ===========    ===========    ===========    ===========    ===========    ===========

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                               Putnam Variable
                                              Trust Sub-Accounts              STI Classic Variable Trust Sub-Accounts
                                            -----------------------  -----------------------------------------------------------

                                                 VT New Value          STI Capital Appreciation         STI Growth & Income
                                            -----------------------  -----------------------------   ---------------------------

                                               2002       2001 (d)       2002            2001            2002           2001
                                            ----------   ----------  -------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (537)  $       --  $    (921,289)  $     288,050   $     (7,012)  $     (8,605)
Net realized gains (losses)                        (92)          --        322,868       4,944,190        (59,292)       (27,591)
Change in unrealized gains (losses)             (9,997)          --    (17,493,233)    (11,871,349)      (160,964)       (56,132)
                                            ----------   ----------  -------------   -------------   ------------   ------------
Increase (decrease) in net assets
   from operations                             (10,626)          --    (18,091,654)     (6,639,109)      (227,268)       (92,328)
                                            ----------   ----------  -------------   -------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                            --           --        158,740         432,024          3,000         34,095
Benefit payments                                    --           --       (935,691)     (1,136,272)       (36,165)        (5,994)
Payments on termination                           (198)          --     (7,488,301)     (7,574,967)       (87,234)      (141,326)
Contract maintenance charge                        (10)          --        (20,195)        (11,343)          (209)           (64)
Transfers among the sub-accounts
   and with the Fixed Account - net             79,875           --     (6,295,215)     (1,913,226)       128,867        467,714
                                            ----------   ----------  -------------   -------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    79,667           --    (14,580,662)    (10,203,784)         8,259        354,425
                                            ----------   ----------  -------------   -------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               69,041           --    (32,672,316)    (16,842,893)      (219,009)       262,097

NET ASSETS AT BEGINNING OF PERIOD                   --           --     83,582,488     100,425,381      1,047,547        785,450
                                            ----------   ----------  -------------   -------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $   69,041   $        -  $  50,910,172   $  83,582,488   $    828,538   $  1,047,547
                                            ==========   ==========  =============   =============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period         --           --      3,684,633       4,132,348        111,105         77,570
     Units issued                                8,573           --        191,086         177,683        108,282         78,715
     Units redeemed                               (378)          --       (962,133)       (625,398)      (107,150)       (45,180)
                                            ----------   ----------  -------------   -------------   ------------   ------------
   Units outstanding at end of period            8,195           --      2,913,586       3,684,633        112,237        111,105
                                            ==========   ==========  =============   =============   ============   ============

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                               STI Classic Variable Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                             STI International Equity      STI Investment Grade Bond        STI Mid-Cap Equity
                                            ---------------------------   ---------------------------   ---------------------------

                                                2002           2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $    (98,209)  $   (127,578)  $    540,665   $    639,114   $   (222,435)  $  1,592,809
Net realized gains (losses)                     (683,679)      (545,961)       (59,377)       (10,730)    (1,371,249)     1,107,294
Change in unrealized gains (losses)             (704,136)    (1,404,372)       419,971        616,238     (4,414,032)    (2,585,674)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                            (1,486,024)    (2,077,911)       901,259      1,244,622     (6,007,716)       114,429
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                          13,117         63,462         47,039         98,171         44,154        151,712
Benefit payments                                 (44,918)      (126,900)      (163,779)      (307,464)      (153,171)      (148,267)
Payments on termination                         (619,404)    (1,028,200)    (3,019,064)    (1,708,935)    (1,663,373)    (1,914,660)
Contract maintenance charge                       (1,967)        (1,117)        (3,487)        (1,337)        (4,673)        (2,501)
Transfers among the sub-accounts
   and with the Fixed Account - net             (461,341)      (398,665)     1,854,343      1,010,673     (1,077,196)      (508,912)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                  (1,114,513)    (1,491,420)    (1,284,948)      (908,892)    (2,854,259)    (2,422,628)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS             (2,600,537)    (3,569,331)      (383,689)       335,730     (8,861,975)    (2,308,199)

NET ASSETS AT BEGINNING OF PERIOD              8,228,544     11,797,875     16,836,228     16,500,498     21,086,529     23,394,728
                                            ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS AT END OF PERIOD                 $  5,628,007   $  8,228,544   $ 16,452,539   $ 16,836,228   $ 12,224,554   $ 21,086,529
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period      773,784        903,486      1,273,346      1,343,532      1,288,806      1,448,496
     Units issued                                 49,325         80,041        337,776        236,038        114,843        139,054
     Units redeemed                             (163,873)      (209,743)      (436,281)      (306,224)      (344,708)      (298,744)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period            659,236        773,784      1,174,841      1,273,346      1,058,941      1,288,806
                                            ============   ============   ============   ============   ============   ============

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    STI Classic Variable Trust Sub-Accounts
                                            ---------------------------------------------------------------------------------------

                                             STI Quality Growth Stock        STI Small Cap Equity         STI Value Income Stock
                                            ---------------------------   ---------------------------   ---------------------------

                                              2002 (c)         2001           2002           2001           2002           2001
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                $     (1,653)  $     (2,500)  $    (54,706)  $    (11,081)  $     (8,981)  $     84,213
Net realized gains (losses)                      (95,860)        (7,410)       212,632         72,927     (2,231,381)      (715,101)
Change in unrealized gains (losses)               60,725        (35,948)      (388,987)       971,826     (7,788,112)    (1,043,793)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in net assets
   from operations                               (36,788)       (45,858)      (231,061)     1,033,672    (10,028,474)    (1,674,681)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              --            754         15,601         26,690        120,820        271,493
Benefit payments                                      --         (4,926)       (24,792)       (59,138)      (607,840)      (697,344)
Payments on termination                           (1,212)           (75)      (574,465)      (545,753)    (4,733,792)    (5,139,982)
Contract maintenance charge                          (16)            22         (1,630)          (778)       (15,960)        (9,939)
Transfers among the sub-accounts
   and with the Fixed Account - net             (142,636)       (32,451)       602,454        188,189     (3,204,243)    (1,273,543)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets
   from capital transactions                    (143,864)       (36,676)        17,168       (390,790)    (8,441,015)    (6,849,315)
                                            ------------   ------------   ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               (180,652)       (82,534)      (213,893)       642,882    (18,469,489)    (8,523,996)

NET ASSETS AT BEGINNING OF PERIOD                180,652        263,186      6,166,607      5,523,725     57,958,593     66,482,589
                                            ------------   ------------   ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                 $         --   $    180,652   $  5,952,714   $  6,166,607   $ 39,489,104   $ 57,958,593
                                            ============   ============   ============   ============   ============   ============

UNITS OUTSTANDING
   Units outstanding at beginning of period       25,165         29,382        564,939        606,156      3,367,586      3,766,084
     Units issued                                  1,458          1,990        211,540         85,294        147,813        172,369
     Units redeemed                              (26,623)        (6,207)      (216,784)      (126,511)      (712,734)      (570,867)
                                            ------------   ------------   ------------   ------------   ------------   ------------
   Units outstanding at end of period                 --         25,165        559,695        564,939      2,802,665      3,367,586
                                            ============   ============   ============   ============   ============   ============

(c) For the Period Beginning January 1, 2002 and Ended September 6, 2002

See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Glenbrook Life and Annuity Company Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      Glenbrook Life issues the STI Classic Variable Annuity contracts, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

       AIM VARIABLE INSURANCE FUNDS
           AIM V.I. Balanced
           AIM V.I. Capital Appreciation
           AIM V.I. Core Equity (Previously known as
              AIM V.I. Growth and Income)
           AIM V.I. Growth
           AIM V.I. High Yield
           AIM V.I. Premier Equity (Previously known
              as AIM V.I. Value)
       FEDERATED INSURANCE SERIES
           Federated Prime Money Fund II
       FIDELITY VARIABLE INSURANCE PRODUCTS FUND
           VIP Contrafund
           VIP Equity-Income
           VIP Growth
           VIP High Income
           VIP Index 500
           VIP Overseas
       FRANKLIN TEMPLETON VARIABLE INSURANCE
         PRODUCTS TRUST
           Templeton Global Income Securities
           Templeton Growth Securities
       MFS VARIABLE INSURANCE TRUST
           MFS Emerging Growth
           MFS Investors Trust
           MFS New Discovery
           MFS Research
           MFS Utilities
       OPPENHEIMER VARIABLE ACCOUNT FUNDS
           Oppenheimer Aggressive Growth
           Oppenheimer Capital Appreciation
           Oppenheimer Global Securities
           Oppenheimer Main Street Growth & Income
           Oppenheimer Multiple Strategies
           Oppenheimer Strategic Bond
       PUTNAM VARIABLE TRUST
           VT Diversified Income
           VT Growth Opportunities
           VT Growth and Income
           VT Health Sciences
           VT New Value
       STI CLASSIC VARIABLE TRUST
           STI Capital Appreciation
           STI Growth & Income
           STI International Equity
           STI Investment Grade Bond
           STI Mid-Cap Equity
           STI Quality Growth Stock (Closed on
              September 6, 2002)
           STI Small Cap Equity
           STI Value Income Stock

--------------------------------------------------------------------------------

1.    ORGANIZATION (CONTINUED)

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.25% to 1.45% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contracts.

--------------------------------------------------------------------------------

3.    EXPENSES (CONTINUED)

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the contracts. The administrative expense charge is recognized as a reduction in accumulation unit values.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $30 on each contract anniversary and guarantees that this charge will not increase over the life of the contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS

      The cost of purchases of investments for the year ended December 31, 2002 were as follows:

                                                                                Purchases
                                                                            ----------------
      Investments in the AIM Variable Insurance Funds Sub-Accounts:
              AIM V. I. Balanced                                            $        160,784
              AIM V. I. Capital Appreciation                                         485,831
              AIM V. I. Core Equity (a)                                               86,484
              AIM V. I. Growth                                                         6,837
              AIM V. I. High Yield                                                    55,259
              AIM V. I. Premier Equity (b)                                           235,847

      Investments in the Federated Insurance Series Sub-Account:
              Federated Prime Money Fund II                                       10,301,967

      Investments in the Fidelity Variable Insurance Products Fund
           Sub-Accounts:
              VIP Contrafund                                                         135,127
              VIP Equity-Income                                                      490,359
              VIP Growth                                                             126,351
              VIP High Income                                                         36,675
              VIP Index 500                                                          519,956
              VIP Overseas                                                            58,723

      Investments in the Franklin Templeton Variable Insurance Products
           Trust Sub-Accounts:
              Templeton Global Income Securities                                      72,546
              Templeton Growth Securities                                            551,766

      Investments in the MFS Variable Insurance Trust Sub-Accounts:
              MFS Emerging Growth                                                    117,229
              MFS Investors Trust                                                     63,356
              MFS New Discovery                                                      105,408
              MFS Research                                                            68,450
              MFS Utilities                                                           38,925

      Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
              Oppenheimer Aggressive Growth                                           86,181
              Oppenheimer Capital Appreciation                                       218,511
              Oppenheimer Global Securities                                          175,297
              Oppenheimer Main Street Growth & Income                                279,497
              Oppenheimer Multiple Strategies                                        911,669
              Oppenheimer Strategic Bond                                             918,020

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

4.    PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                            ----------------
      Investments in the Putnam Variable Trust Sub-Accounts:
              VT Diversified Income                                         $         26,164
              VT Growth  Opportunities                                                 1,279
              VT Growth and Income                                                    48,182
              VT Health Sciences                                                      51,721
              VT New Value                                                            79,869

      Investments in the STI Classic Variable Trust Sub-Accounts:
              STI Capital Appreciation                                             3,554,539
              STI Growth & Income                                                    342,165
              STI International Equity                                               360,740
              STI Investment Grade Bond                                            3,959,857
              STI Mid-Cap Equity                                                     548,912
              STI Quality Growth Stock (c)                                             2,938
              STI Small Cap Equity                                                 1,547,879
              STI Value Income Stock                                               1,750,171
                                                                            ----------------
                                                                            $     28,581,471
                                                                            ================

(c) For the Period Beginning January 1, 2002 and Ended September 6, 2002

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS

      The accumulation unit value, the investment income ratio, the expense ratio assessed by Glenbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets.

      ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

          * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

          ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

          *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

               Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                    STI Classic Variable Annuity
                                                        ----------------------------------------------------------

                                                        At December 31,          For the year ended December 31,
                                                        ---------------  -----------------------------------------

                                                         Accumulation     Investment      Expense        Total
                                                          Unit Value     Income Ratio*     Ratio**      Return***
                                                        ---------------  -------------   ----------   ------------
      Investments in the AIM Variable Insurance Funds
         Sub-Accounts:
              AIM V. I. Balanced
                  2002                                       $     6.88           2.51 %       1.35 %       -18.21 %
                  2001                                             8.41           1.53         1.35         -12.62
              AIM V. I. Capital Appreciation
                  2002                                             7.24           0.00         1.35         -25.37
                  2001                                             9.70           0.00         1.35         -24.32
              AIM V. I. Core Equity (a)
                  2002                                             5.28           0.30         1.35         -16.72
                  2001                                             6.34           0.04         1.35         -23.87
              AIM V. I. Growth
                  2002                                             3.31           0.00         1.35         -31.90
                  2001                                             4.85           0.17         1.35         -34.78
              AIM V. I. High Yield
                  2002                                             7.57           0.00         1.35          -7.10
                  2001                                             8.15          10.70         1.35          -6.28

(a) Previously known as AIM V. I. Growth and Income

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                         STI Classic Variable Annuity (continued)
                                                                  -------------------------------------------------------

                                                                  At December 31,      For the year ended December 31,
                                                                  ---------------   -------------------------------------

                                                                   Accumulation      Investment      Expense     Total
                                                                    Unit Value      Income Ratio*    Ratio**   Return***
                                                                  ---------------   -------------   --------   ----------
      Investments in the AIM Variable Insurance Funds
         Sub-Accounts (continued):
              AIM V. I. Premier Equity (b)
                  2002                                                 $     4.77            0.29 %     1.35 %     -31.20 %
                  2001                                                       6.93            0.11       1.35       -13.74

      Investments in the Federated Insurance Series Sub-Account:
              Federated Prime Money Fund II
                  2002                                                      12.36            1.36       1.35         0.04
                  2001                                                      12.35            3.39       1.35         2.36

      Investments in the Fidelity Variable Insurance Products
           Fund Sub-Accounts:
              VIP Contrafund
                  2002                                                       7.28            0.95       1.35       -10.57
                  2001                                                       8.14            0.77       1.35       -13.43
              VIP Equity-Income
                  2002                                                       8.35            1.74       1.35       -18.06
                  2001                                                      10.19            1.22       1.35        -6.24
              VIP Growth
                  2002                                                       4.86            0.27       1.35       -31.04
                  2001                                                       7.04            0.08       1.35       -18.76
              VIP High Income
                  2002                                                       7.17           10.99       1.35         2.06
                  2001                                                       7.02            8.88       1.35       -12.92
              VIP Index 500
                  2002                                                       5.98            1.36       1.35       -23.29
                  2001                                                       7.80            1.21       1.35       -13.29
              VIP Overseas
                  2002                                                       5.27            0.95       1.35       -21.35
                  2001                                                       6.70            5.41       1.35       -22.23

      Investments in the Franklin Templeton Variable Insurance
           Products Trust Sub-Accounts:
              Templeton Global Income Securities
                  2002                                                      13.71            0.94       1.35        19.52
                  2001                                                      11.47            3.29       1.35         0.86
              Templeton Growth Securities
                  2002                                                      10.63            2.35       1.35       -19.58
                  2001                                                      13.22            1.78       1.35        -2.64

(b) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        STI Classic Variable Annuity (continued)
                                                                   ------------------------------------------------------

                                                                  At December 31,      For the year ended December 31,
                                                                  ---------------   -------------------------------------

                                                                    Accumulation     Investment      Expense     Total
                                                                     Unit Value     Income Ratio*    Ratio**   Return***
                                                                  ---------------   -------------   --------   ----------
      Investments in the MFS Variable Insurance Trust
        Sub-Accounts:
              MFS Emerging Growth
                  2002                                                 $     3.51            0.00 %     1.35 %     -34.65 %
                  2001                                                       5.38            0.00       1.35       -34.39
              MFS Investors Trust
                  2002                                                       6.38            0.61       1.35       -22.02
                  2001                                                       8.18            0.19       1.35       -17.09
              MFS New Discovery
                  2002                                                       7.18            0.00       1.35       -32.55
                  2001 (d)                                                  10.64            0.00       1.35         6.45
              MFS Research
                  2002                                                       5.21            0.30       1.35       -25.55
                  2001                                                       7.00            1.28       1.35       -22.31
              MFS Utilities
                  2002                                                       6.95            1.67       1.35       -23.79
                  2001 (d)                                                   9.12            0.00       1.35        -8.80

      Investments in the Oppenheimer Variable Account Funds
           Sub-Accounts:
              Oppenheimer Aggressive Growth
                  2002                                                       3.97            0.72       1.35       -28.76
                  2001                                                       5.57            0.95       1.35       -32.20
              Oppenheimer Capital Appreciation
                  2002                                                       5.68            0.61       1.35       -27.84
                  2001                                                       7.88            0.64       1.35       -13.76
              Oppenheimer Global Securities
                  2002                                                       6.46            0.59       1.35       -23.18
                  2001                                                       8.41            0.71       1.35       -13.22
              Oppenheimer Main Street Growth & Income
                  2002                                                       6.40            0.83       1.35       -19.89
                  2001                                                       7.99            0.55       1.35       -11.37
              Oppenheimer Multiple Strategies
                  2002                                                      10.43            3.63       1.35       -11.60
                  2001                                                      11.80            4.00       1.35         0.84
              Oppenheimer Strategic Bond
                  2002                                                      11.38            7.13       1.35         6.00
                  2001                                                      10.74            2.79       1.35         3.43

      Investments in the Putnam Variable Trust Sub-Accounts:
              VT Diversified Income
                  2002                                                      10.31            0.00       1.35         3.07
                  2001 (d)                                                     --            0.00       0.00         0.00

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                        STI Classic Variable Annuity (continued)
                                                                 -------------------------------------------------------

                                                                 At December 31,       For the year ended December 31,
                                                                 ---------------   -------------------------------------

                                                                   Accumulation     Investment      Expense     Total
                                                                   Unit Value      Income Ratio*    Ratio**   Return***
                                                                 ---------------   -------------   --------   ----------
      Investments in the Putnam Variable Trust Sub-Accounts
        (continued):
              VT Growth Opportunities
                  2002                                                $     7.06            0.00 %     1.35 %     -29.42 %
                  2001 (d)                                                    --            0.00       0.00         0.00
              VT Growth and Income
                  2002                                                      7.92            1.32       1.35       -20.84
                  2001 (d)                                                    --            0.00       0.00         0.00
              VT Health Sciences
                  2002                                                      7.70            0.00       1.35       -21.41
                  2001 (d)                                                  9.80            0.00       1.35        -2.04
              VT New Value
                  2002                                                      8.43            0.00       1.35       -15.73
                  2001 (d)                                                    --            0.00       0.00         0.00

      Investments in the STI Classic Variable Trust Sub-Accounts:
              STI Capital Appreciation
                  2002                                                     17.51            0.00       1.35       -22.94
                  2001                                                     22.73            1.66       1.35        -6.62
              STI Growth & Income
                  2002                                                      7.39            0.65       1.35       -21.66
                  2001                                                      9.44            0.47       1.35        -6.84
              STI International Equity
                  2002                                                      8.56            0.00       1.35       -19.68
                  2001                                                     10.66            0.07       1.35       -18.52
              STI Investment Grade Bond
                  2002                                                     14.04            4.59       1.35         5.96
                  2001                                                     13.25            5.26       1.35         7.71
              STI Mid-Cap Equity
                  2002                                                     11.57            0.00       1.35       -29.41
                  2001                                                     16.39            8.47       1.35         1.33
              STI Quality Growth Stock (c)
                  2002                                                       N/A            0.00       1.35          N/A
                  2001                                                      7.19            0.02       1.35       -19.78
              STI Small Cap Equity
                  2002                                                     10.66            0.58       1.35        -2.52
                  2001                                                     10.94            1.21       1.35        19.84
              STI Value Income Stock
                  2002                                                     14.12            1.38       1.35       -18.10
                  2001                                                     17.24            1.50       1.35        -2.47

(c) For the Period Beginning January 1, 2002 and Ended September 6, 2002

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                 STI Classic Variable Annuity with Enhanced Death Benefit
                                                                 --------------------------------------------------------

                                                                 At December 31,      For the year ended December 31,
                                                                 ---------------   --------------------------------------

                                                                  Accumulation      Investment      Expense     Total
                                                                   Unit Value      Income Ratio*    Ratio**    Return***
                                                                 ---------------   -------------   --------   -----------
      Investments in the AIM Variable Insurance Funds
         Sub-Accounts:
              AIM V. I. Balanced
                  2002                                                 $    6.86            2.51 %     1.45 %      -18.29 %
                  2001                                                      8.40            1.53       1.45        -12.71
              AIM V. I. Capital Appreciation
                  2002                                                      7.21            0.00       1.45        -25.45
                  2001                                                      9.67            0.00       1.45        -24.39
              AIM V. I. Core Equity (a)
                  2002                                                      5.26            0.30       1.45        -16.80
                  2001                                                      6.32            0.04       1.45        -23.95
              AIM V. I. Growth
                  2002                                                      3.30            0.00       1.45        -31.97
                  2001                                                      4.84            0.17       1.45        -34.84
              AIM V. I. High Yield
                  2002                                                      7.54            0.00       1.45         -7.19
                  2001                                                      8.13           10.70       1.45         -6.37
              AIM V. I. Premier Equity (b)
                  2002                                                      4.76            0.29       1.45        -31.26
                  2001                                                      6.92            0.11       1.45        -13.83

      Investments in the Federated Insurance Series Sub-Account:
              Federated Prime Money Fund II
                  2002                                                     12.29            1.36       1.45         -0.06
                  2001                                                     12.30            3.39       1.45          2.26

      Investments in the Fidelity Variable Insurance Products
         Fund Sub-Accounts:
              VIP Equity-Income
                  2002                                                      8.32            1.74       1.45        -18.14
                  2001                                                     10.17            1.22       1.45         -6.33
              VIP High Income
                  2002                                                      7.15           10.99       1.45          1.95
                  2001                                                      7.01            8.88       1.45        -13.01

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               STI Classic Variable Annuity with Enhanced Death Benefit (continued)
                                                               --------------------------------------------------------------------

                                                                At December 31,        For the year ended December 31,
                                                               -----------------   ------------------------------------------------

                                                                 Accumulation       Investment       Expense           Total
                                                                  Unit Value       Income Ratio*     Ratio**          Return***
                                                               -----------------   -------------   ------------   -----------------
      Investments in the Franklin Templeton Variable Insurance
         Products Trust Sub-Accounts:
              Templeton Global Income Securities
                  2002                                                $    13.68            0.94 %         1.45 %            19.41 %
                  2001                                                     11.46            3.29           1.45              0.76
              Templeton Growth Securities
                  2002                                                     10.60            2.35           1.45            -19.66
                  2001                                                     13.20            1.78           1.45             -2.74

      Investments in the MFS Variable Insurance Trust
         Sub-Accounts:
              MFS Emerging Growth
                  2002                                                      3.50            0.00           1.45            -34.72
                  2001                                                      5.37            0.00           1.45            -34.45
              MFS Investors Trust
                  2002                                                      6.36            0.61           1.45            -22.10
                  2001                                                      8.16            0.19           1.45            -17.17
              MFS New Discovery
                  2002                                                      7.17            0.00           1.45            -28.30
                  2001 (d)                                                    --            0.00           0.00              0.00
              MFS Research
                  2002                                                      5.20            0.30           1.45            -25.62
                  2001                                                      6.99            1.28           1.45            -22.39
              MFS Utilities
                  2002                                                      6.94            1.67           1.45            -30.60

      Investments in the Oppenheimer Variable Account Funds
         Sub-Accounts:
              Oppenheimer Aggressive Growth
                  2002                                                      3.95            0.72           1.45            -28.83
                  2001                                                      5.56            0.95           1.45            -32.26
              Oppenheimer Capital Appreciation
                  2002                                                      5.67            0.61           1.45            -27.91
                  2001                                                      7.86            0.64           1.45            -13.84
              Oppenheimer Global Securities
                  2002                                                      6.44            0.59           1.45            -23.26
                  2001                                                      8.39            0.71           1.45            -13.31
              Oppenheimer Main Street Growth & Income
                  2002                                                      6.38            0.83           1.45            -19.97
                  2001                                                      7.97            0.55           1.45            -11.46
              Oppenheimer Multiple Strategies
                  2002                                                     10.39            3.63           1.45            -11.69
                  2001                                                     11.76            4.00           1.45              0.74

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               STI Classic Variable Annuity with Enhanced Death Benefit (continued)
                                                               --------------------------------------------------------------------

                                                                At December 31,           For the year ended December 31,
                                                               -----------------   ------------------------------------------------

                                                                 Accumulation       Investment       Expense           Total
                                                                  Unit Value       Income Ratio*     Ratio**          Return***
                                                               -----------------   -------------   ------------   -----------------
      Investments in the Oppenheimer Variable Account Funds
         Sub-Accounts (continued):
              Oppenheimer Strategic Bond
                 2002                                               $      11.34            7.13 %         1.45 %             5.90 %
                 2001                                                      10.70            2.79           1.45               3.33

      Investments in the Putnam Variable Trust Sub-Accounts:
              VT Diversified Income
                 2002                                                      10.29            0.00           1.45               2.93
                 2001 (d)                                                     --            0.00           0.00               0.00
              VT Growth and Income
                 2002                                                       7.91            1.32           1.45             -20.15
                 2001 (d)                                                   9.90            0.00           1.45              -0.99
              VT Health Sciences
                 2002                                                       7.69            0.00           1.45             -21.49
                 2001 (d)                                                   9.79            0.00           1.45              -2.08
              VT New Value
                 2002                                                       8.42            0.00           1.45             -15.85
                 2001 (d)                                                     --            0.00           0.00               0.00

      Investments in the STI Classic Variable Trust Sub-Accounts:
              STI Capital Appreciation
                 2002                                                      17.41            0.00           1.45             -23.01
                 2001                                                      22.62            1.66           1.45              -6.71
              STI Growth & Income
                 2002                                                       7.37            0.65           1.45             -21.74
                 2001                                                       9.42            0.47           1.45              -6.94
              STI International Equity
                 2002                                                       8.51            0.00           1.45             -19.76
                 2001                                                      10.61            0.07           1.45             -18.60
              STI Investment Grade Bond
                 2002                                                      13.96            4.59           1.45               5.85
                 2001                                                      13.19            5.26           1.45               7.61
              STI Mid-Cap Equity
                 2002                                                      11.50            0.00           1.45             -29.48
                 2001                                                      16.31            8.47           1.45               1.23
              STI Quality Growth Stock (c)
                 2002                                                         --            0.00           0.00               0.00
                 2001                                                       7.18            0.02           1.45             -19.86

(c) For the Period Beginning January 1, 2002 and Ended September 6, 2002

(d) For the Period Beginning August 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

5.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                               STI Classic Variable Annuity with Enhanced Death Benefit (continued)
                                                               --------------------------------------------------------------------

                                                                At December 31,           For the year ended December 31,
                                                               -----------------   ------------------------------------------------

                                                                 Accumulation       Investment       Expense           Total
                                                                  Unit Value       Income Ratio*     Ratio**          Return***
                                                               -----------------   -------------   ------------   -----------------
      Investments in the STI Classic Variable Trust Sub-Accounts
         (continued):
              STI Small Cap Equity
                 2002                                                $     10.61            0.58 %         1.45 %            -2.62 %
                 2001                                                      10.89            1.21           1.45              19.72
              STI Value Income Stock
                 2002                                                      14.04            1.38           1.45             -18.18
                 2001                                                      17.16            1.50           1.45              -2.57


                                     PART C

                                OTHER INFORMATION

24. FINANCIAL STATEMENTS AND EXHIBITS

       (a) FINANCIAL STATEMENTS:

       The financial statements of Glenbrook Life and Annuity Company and the financial statements of Glenbrook Life and Annuity Company Variable Annuity Account are contained in Part B of this Registration Statement.

       (b) EXHIBITS:

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Variable Annuity Account (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-91914) dated April 26, 1996).

(2)    Not Applicable.

(3) Form of Underwriting Agreement (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 033-91914) dated April 26, 1996).

(4) (a) Form of Contract (Incorporated herein by reference to Depositor's Form S-1 Registration Statement (File No. 033-91916) dated February 25,
       1997).

(4) (b) Amendatory Endorsement (Previously filed in Post-Effective Amendment No. 13 to this Registration Statement (File No. 033-91914) dated April 29, 2002.)

(5) Form of application for a Contract (Incorporated herein by reference to Depositor's Form S-1 Registration Statement (File No. 33-91916) dated February 25, 1997).

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999).

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999).

(7) Reinsurance Agreement with Allstate Life Insurance Company (Incorporated herein by reference to the initial filing of Depositor's Form S-1 Registration Statement (File No. 333-07275) dated June 28, 1996).

(8)(a) Form of Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 033-62203) dated April 22, 1996).

(8)(b) Schedule A to AIM Variable Insurance Funds Participation Agreement (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998).

(8)(c) Form of Participation Agreement with Oppenheimer Variable Account Funds (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998).

(8)(d) Form of Participation Agreement with Templeton Variable Products Series Fund (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 14, 1998).

(8)(e) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and Glenbrook Life and Annuity Company (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-91914) dated August 15, 2001).

(9)(a) Opinion and Consent of Counsel Re: Legality (Incorporated herein by reference to the initial filing of Registrant's Form N-4 Registration Statement (File No. 033-91916) dated May 4, 1996).

(9)(b) Opinion and Consent of Counsel Re: Legality (Arizona) (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 033-91914) dated May 4, 2000).

(9)(c) Opinion and Consent of Counsel Re: Legality (Arizona) (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-91914) dated August 15, 2001).

(10)(a) Independent Auditors' Consent.



(11)   Not applicable.

(12)   Not applicable.

(13)(a) Computation of Performance Quotations (Previously filed in Post-Effective Amendment No. 3 to Registration Statement (File No. 033-91914) dated February 28, 1997).

(13)(b) Computation of Adjusted Historical Total Return Performance Quotations (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 033-91914) dated December 11, 1998).

(13)(c) Computation of Adjusted Historical Total Return Quotations. (Previously filed in Post Effective Amendment No. 10 to this Registration Statement (File No. 033-91914) dated May 4, 2000).

(13)(d) Computation of Performance Data Calculations. (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 033-91914) dated May 4, 2000).

(13)(e) Performance Data Calculations. (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-91914) dated August 15, 2001).

(13)(f) Performance Data Calculations filed herewith.

(14)   Not Applicable.

(99)(a) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta and Samuel H. Pilch (Previously filed in Post-Effective Amendment No. 10 to this Registration Statement (File No. 033-91914) dated May 4, 2000).

(99)(b) Powers of Attorney for Margaret G. Dyer, John C. Lounds, J. Kevin McCarthy and Marla G. Friedman (Previously filed in Post-Effective Amendment No. 11 to this Registration Statement (File No. 033-91914) dated May 4, 2000).

(99)(c) Powers of Attorney for Steven E. Shebik (Previously filed in Post-Effective Amendment No. 12 to this Registration Statement (File No. 033-91914) dated August 15, 2001.)

(99)(d) Power of Attorney for Casey J. Sylla filed herewith.


25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR, GLENBROOK LIFE AND ANNUITY
       COMPANY


Name and                                             Position and Officer with
Principal Business Address                  Depositor of the Account

Margaret G. Dyer                            Director
Marla G. Friedman                           Director and Vice President
John C. Lounds                              Director
J. Kevin McCarthy                           Director
Steven E. Shebik                            Director, Vice President and Chief Financial Officer
Casey J. Sylla                              Director, President and Chief Executive Officer
Michael J. Velotta                          Director, Vice President, General Counsel and
                                            Secretary
Eric A. Simonson                            Senior Vice President and Chief Investment Officer
Samuel H. Pilch                             Group Vice President and Controller
Karen C. Gardner                            Vice President
John R. Hunter                              Vice President
Kevin R. Slawin                             Vice President
James P. Zils                               Treasurer
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
Robert L. Park                              Assistant Vice President and Chief Compliance Officer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel
                                            and Assistant Secretary
Timothy N. Vander Pas                       Assistant Vice President
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Mary J. McGinn                              Assistant Secretary
Patricia W. Wilson                          Assistant Treasurer
Errol Cramer                                Appointed Actuary
J.Eric Smith                                Vice President
Lisa Flannery                               Assistant Vice President
The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln,
Nebraska 68506.
The principal business address of Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061.
The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois
60062.


26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 28, 2002 (File No.File No. 1-11840)



27. NUMBER OF CONTRACT OWNERS


As of January 31, 2003, there were 3,392 nonqualified contracts and 1,749 qualified contracts.


28. INDEMNIFICATION


The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. ("Distributor"), provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.


Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


29. PRINCIPAL UNDERWRITER, ALFS, INC.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:



Allstate Assurance Company Separate Account B
Allstate Financial Advisors Separate Account I
Allstate Life Insurance Company Separate Account A
Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A
Allstate Life of New York Variable Life Separate Account A
Charter National Variable Annuity Account
Charter National Variable Account
Glenbrook Life and Annuity Company Separate Account A
Glenbrook Life and Annuity Company Variable Annuity Account
Glenbrook Life and Annuity Variable Account
Glenbrook Life Discover Variable Account A
Glenbrook Life Variable Life Separate Account A
Glenbrook Life Multi-Manager Variable Account
Glenbrook Life Scudder Variable Account A
Glenbrook Life AIM Variable Separate Account A
Intramerica Variable Annuity Account
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account


 (b) DIRECTORS AND OFFICERS OF THE UNDERWRITER, ALFS, INC.



Name and                                    Position and Officer with
Principal Business Address               Depositor of the Account

John R. Hunter                              Director, President and Chief Executive Officer
Casey J. Sylla                              Director
Michael J. Velotta                          Director and Secretary
Marion Goll                                 Vice President, Treasurer and Financial Operations
                                            Principal
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
Lisa A. Burnell                             Assistant Vice President and Compliance Officer
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel and
                                            Assistant Secretary
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer
James P. Zils                               Assistant Treasurer
Mary Claire Sheehy                          Chief Operations Officer
The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln,
Nebraska 68506.
The principal address of the other foregoing officers and
directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c) Compensation of ALFS, Inc.

None

30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at
3100 Sanders Road, Northbrook, Illinois 60062


The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.


Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None

32. UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, Registrant, Glenbrook Life and Annuity Company Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois on April 1st , 2003.



                       GLENBROOK LIFE AND ANNUITY COMPANY
                            VARIABLE ANNUITY ACCOUNT
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)



                            By:/s/ MICHAEL J. VELOTTA
                             ----------------------
                               Michael J. Velotta
                            Vice President, Secretary
                               and General Counsel




As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on April 1st, 2003.



*/MARGARET G. DYER
 ---------------------------            Director
Margaret G. Dyer

*/MARLA G. FRIEDMAN                     Director and Vice President
--------------------------------
Marla G. Friedman

*/JOHN C. LOUNDS                        Director
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                     Director
---------------------------------
J. Kevin McCarthy

*/SAMUEL H. PILCH                      Group Vice President and Controller
----------------------------------     (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                     Director, Vice President and Chief Financial Officer
----------------------------------     (Principal Financial Officer)
Steven E. Shebik

*/CASEY J. SYLLA                       Director, President and Chief Executive Officer
 -------------------------             (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA                   Director, Vice President, General Counsel and
---------------------------             Secretary
Michael J. Velotta


*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.


                                  EXHIBIT INDEX

Exhibit                           Description


10(a) Independent Auditors' Consent

13(f) Performance Data Calculations

(99)(d)Power of Attorney for Casey J. Sylla



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